NYLIAC Variable Annuity Separate Account-III

Financial Statements

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities

As of December 31, 2022

	MainStay VP	MainStay VP
	American	American				MainStay VP	MainStay VP
	Century	Century				Candriam	Candriam
	Sustainable	Sustainable	MainStay VP	MainStay VP	MainStay VP	Emerging	Emerging
	Equity—	Equity—	Balanced—	Bond—	Bond—	Markets Equity—	Markets Equity—
	Initial Class	Service Class	Service Class	Initial Class	Service Class	Initial Class	Service Class
ASSETS:
Investment at net asset value	$35,058,759	$64,259,197	$119,142,075	$23,834,004	$99,293,395	$7,118,845	$25,582,180
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(15,098)	(12,863)	(12,926)	(1,770)	(33,054)	206	1,722
Net receivable from (payable to) the Fund shares sold or purchased	16,482	15,442	17,404	2,710	36,763	72	(696)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,252	2,423	4,328	850	3,618	249	950
Administrative charges	132	156	150	90	91	29	76

Total net assets	$35,058,759	$64,259,197	$119,142,075	$23,834,004	$99,293,395	$7,118,845	$25,582,180

Total shares outstanding	3,167,750	5,827,336	9,527,860	1,973,634	8,320,141	1,077,829	3,863,210

Net asset value per share (NAV)	$11.07	$11.03	$12.50	$12.08	$11.93	$6.60	$6.62

Total units outstanding	1,569,387	3,182,760	7,227,401	1,221,204	9,822,498	923,949	3,354,891

Variable accumulation unit value (lowest to highest)	$21.36 to $22.43	$9.38 to $21.94	$9.87 to $23.35	$13.41 to $21.11	$9.06 to $12.78	$7.35 to $7.72	$7.16 to $11.37

Identified cost of investment	$37,796,317	$68,828,406	$135,424,127	$28,516,058	$119,796,253	$8,993,024	$32,197,332

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

						MainStay VP	MainStay VP
	MainStay VP	MainStay VP	MainStay VP	MainStay VP	MainStay VP	Fidelity	Fidelity
	CBRE Global	Conservative	Epoch U.S.	Epoch U.S.	Equity	Institutional	Institutional
	Infrastructure—	Allocation—	Equity Yield—	Equity Yield—	Allocation—	AM® Utilities—	AM® Utilities—
	Service Class	Service Class	Initial Class	Service Class	Service Class	Initial Class	Service Class
ASSETS:
Investment at net asset value	$8,648,385	$188,130,081	$87,745,591	$162,034,873	$135,658,712	$728,503	$289,998,116
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(491)	(143,730)	(43,024)	74,271	(104,967)	—	211,943
Net receivable from (payable to) the Fund shares sold or purchased	801	150,989	46,483	(67,913)	110,208	30	(200,643)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	305	7,016	3,123	6,014	5,043	28	10,739
Administrative charges	5	243	336	344	198	2	561

Total net assets	$8,648,385	$188,130,081	$87,745,591	$162,034,873	$135,658,712	$728,503	$289,998,116

Total shares outstanding	1,267,033	19,755,338	5,208,906	9,776,331	14,590,724	55,176	22,065,002

Net asset value per share (NAV)	$6.83	$9.52	$16.85	$16.57	$9.30	$13.20	$13.14

Total units outstanding	1,120,956	13,472,111	2,944,361	6,742,203	7,781,987	34,618	15,654,483

Variable accumulation unit value (lowest to highest)	$6.46 to $9.57	$9.59 to $17.13	$26.79 to $36.42	$10.05 to $32.27	$9.39 to $25.70	$20.26 to $21.28	$10.39 to $20.82

Identified cost of investment	$8,903,091	$218,965,285	$76,855,689	$144,766,606	$158,001,789	$639,252	$264,208,168

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

					MainStay VP	MainStay VP	MainStay VP
		MainStay VP	MainStay VP	MainStay VP	IQ Hedge	Janus	Janus
	MainStay VP	Growth	Income	Income	Multi-	Henderson	Henderson
	Floating Rate—	Allocation—	Builder—	Builder—	Strategy—	Balanced—	Balanced—
	Service Class	Service Class	Initial Class	Service Class	Service Class	Initial Class	Service Class
ASSETS:
Investment at net asset value	$180,642,699	$265,556,222	$41,398,420	$123,568,392	$44,467,743	$128,570,519	$353,279,628
Dividends due and accrued	(2)	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	304,525	93,165	(5,978)	123,010	(7,101)	(16,689)	300,580
Net receivable from (payable to) the Fund shares sold or purchased	(297,917)	(82,793)	7,588	(118,411)	8,809	21,713	(287,781)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	6,439	9,930	1,440	4,511	1,693	4,498	12,531
Administrative charges	167	442	170	88	15	526	268

Total net assets	$180,642,699	$265,556,222	$41,398,420	$123,568,392	$44,467,743	$128,570,519	$353,279,628

Total shares outstanding	21,652,786	28,308,785	3,025,249	9,125,837	5,548,342	9,926,769	27,506,920

Net asset value per share (NAV)	$8.34	$9.38	$13.68	$13.54	$8.01	$12.95	$12.84

Total units outstanding	15,154,170	15,116,724	1,216,996	8,881,007	5,474,059	6,304,164	23,652,259

Variable accumulation unit value (lowest to highest)	$9.88 to $13.73	$9.51 to $22.69	$16.06 to $37.84	$9.53 to $22.81	$7.22 to $9.72	$19.47 to $20.55	$9.48 to $20.00

Identified cost of investment	$188,955,072	$309,289,906	$48,798,189	$146,667,895	$47,037,374	$122,892,422	$387,390,611

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

					MainStay VP	MainStay VP
					MacKay	MacKay	MainStay VP
	MainStay VP	MainStay VP	MainStay VP	MainStay VP	High Yield	High Yield	MacKay
	MacKay	MacKay	MacKay	MacKay	Corporate	Corporate	International
	Convertible—	Convertible—	Government—	Government—	Bond—	Bond—	Equity—
	Initial Class	Service Class	Initial Class	Service Class	Initial Class	Service Class	Initial Class
ASSETS:
Investment at net asset value	$58,294,406	$261,220,848	$15,653,363	$52,045,055	$105,326,514	$612,170,453	$14,098,336
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(6,127)	448,764	(5,313)	(2,248)	(24,036)	188,107	(994)
Net receivable from (payable to) the Fund shares sold or purchased	8,407	(439,197)	5,934	4,226	28,152	(165,007)	1,553

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2,053	9,334	563	1,919	3,709	22,579	506
Administrative charges	228	233	58	59	406	521	53

Total net assets	$58,294,405	$261,220,848	$15,653,363	$52,045,055	$105,326,515	$612,170,453	$14,098,336

Total shares outstanding	4,184,720	18,983,245	1,656,738	5,557,222	12,221,831	72,294,773	1,370,234

Net asset value per share (NAV)	$13.93	$13.76	$9.45	$9.37	$8.62	$8.47	$10.29

Total units outstanding	1,187,957	12,973,048	941,406	5,492,433	2,537,842	41,909,768	499,661

Variable accumulation unit value (lowest to highest)	$29.43 to $56.49	$9.40 to $35.24	$11.52 to $18.10	$8.62 to $11.08	$27.83 to $46.38	$9.74 to $24.71	$19.02 to $32.26

Identified cost of investment	$57,522,134	$285,238,860	$18,156,873	$60,520,974	$118,389,453	$691,160,014	$19,222,365

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	MainStay VP	MainStay VP
	MacKay	MacKay	MainStay VP	MainStay VP	MainStay VP
	International	Strategic	Moderate	Natural	PIMCO	MainStay VP	MainStay VP
	Equity—	Bond—	Allocation—	Resources—	Real Return—	S&P 500 Index—	S&P 500 Index—
	Service Class	Service Class	Service Class	Initial Class	Service Class	Initial Class	Service Class
ASSETS:
Investment at net asset value	$67,968,861	$137,333,833	$262,928,908	$123,568,040	$89,857,839	$163,252,949	$482,716,948
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(814)	177,771	8,489	85,270	17,355	(103,376)	317,348
Net receivable from (payable to) the Fund shares sold or purchased	3,453	(172,553)	1,738	(80,561)	(14,093)	109,738	(299,619)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2,505	5,166	9,820	4,446	3,211	5,699	17,275
Administrative charges	134	52	407	263	51	663	454

Total net assets	$67,968,861	$137,333,833	$262,928,908	$123,568,040	$89,857,839	$163,252,949	$482,716,948

Total shares outstanding	6,713,305	15,123,872	28,824,867	10,295,020	10,958,006	2,342,408	6,995,310

Net asset value per share (NAV)	$10.12	$9.08	$9.12	$12.00	$8.20	$69.69	$69.01

Total units outstanding	4,059,829	12,829,435	16,836,935	10,168,708	8,913,020	2,524,408	23,639,698

Variable accumulation unit value (lowest to highest)	$9.16 to $23.11	$9.73 to $11.55	$9.53 to $19.54	$10.36 to $17.78	$9.33 to $10.52	$27.28 to $76.81	$9.26 to $39.75

Identified cost of investment	$92,655,502	$149,270,715	$309,270,036	$84,492,826	$98,678,837	$95,446,519	$436,008,786

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	MainStay VP	MainStay VP	MainStay VP	MainStay VP	MainStay VP	MainStay VP	MainStay VP
	Small	Small	U.S. Government	Wellington	Wellington	Wellington	Wellington
	Cap Growth—	Cap Growth—	Money Market—	Growth—	Growth—	Mid Cap—	Mid Cap—
	Initial Class	Service Class	Initial Class	Initial Class	Service Class	Initial Class	Service Class
ASSETS:
Investment at net asset value	$32,922,710	$31,636,694	$217,453,537	$61,761,040	$16,494,755	$31,555,560	$131,081,269
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	1,660	(3,564)	448,034	(25,161)	(34,914)	(6,668)	57,794
Net receivable from (payable to) the Fund shares sold or purchased	(349)	4,745	(439,557)	27,551	35,587	7,917	(52,759)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,187	1,124	8,266	2,125	626	1,131	4,812
Administrative charges	124	57	211	265	47	118	223

Total net assets	$32,922,710	$31,636,694	$217,453,537	$61,761,040	$16,494,755	$31,555,560	$131,081,269

Total shares outstanding	3,514,530	3,561,167	217,431,793	3,502,046	964,312	4,252,255	18,392,724

Net asset value per share (NAV)	$9.37	$8.88	$1.00	$17.64	$17.11	$7.42	$7.13

Total units outstanding	1,646,061	1,832,584	82,950,293	1,627,760	651,942	845,420	6,338,333

Variable accumulation unit value (lowest to highest)	$19.15 to $20.22	$9.17 to $20.87	$0.85 to $10.11	$13.66 to $41.40	$8.48 to $27.39	$37.29 to $41.20	$9.29 to $39.15

Identified cost of investment	$41,874,632	$45,919,788	$217,453,530	$90,033,312	$24,531,801	$45,166,005	$185,995,622

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

					MainStay VP	MainStay VP	AB VPS
	MainStay VP	MainStay VP	MainStay VP	MainStay VP	Winslow	Winslow	Growth and
	Wellington	Wellington	Wellington	Wellington	Large Cap	Large Cap	Income
	Small Cap—	Small Cap—	U.S. Equity—	U.S. Equity—	Growth—	Growth—	Portfolio—
	Initial Class	Service Class	Initial Class	Service Class	Initial Class	Service Class	Class B
ASSETS:
Investment at net asset value	$15,671,354	$66,744,522	$63,476,613	$60,476,435	$38,111,691	$216,396,425	$3,203,646
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(5,429)	12,865	(8,299)	149,755	(29,143)	194,628	1,014
Net receivable from (payable to) the Fund shares sold or purchased	6,051	(10,249)	10,767	(147,482)	30,640	(186,561)	(939)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	562	2,470	2,206	2,184	1,345	7,890	74
Administrative charges	60	146	262	89	152	177	1

Total net assets	$15,671,354	$66,744,522	$63,476,613	$60,476,435	$38,111,691	$216,396,425	$3,203,646

Total shares outstanding	2,038,577	8,792,934	2,977,578	2,892,364	2,010,778	12,695,744	112,964

Net asset value per share (NAV)	$7.69	$7.59	$21.32	$20.91	$18.95	$17.04	$28.36

Total units outstanding	1,565,447	5,365,995	1,064,129	2,714,302	911,854	9,317,297	319,057

Variable accumulation unit value (lowest to highest)	$9.86 to $10.03	$9.09 to $12.69	$23.61 to $69.78	$9.17 to $37.30	$22.06 to $47.95	$8.84 to $41.12	$9.99 to $10.07

Identified cost of investment	$20,083,688	$85,115,555	$73,799,474	$73,882,435	$47,324,966	$296,834,560	$3,165,508

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	American Funds	American Funds	American Funds			American Funds	BlackRock®
	IS Asset	IS The Bond	IS Global Small	American Funds	American Funds	IS Washington	Global
	Allocation	Fund	Capitalization	IS Growth	IS New World	Mutual Investors	Allocation
	Fund—	of America®—	Fund—	Fund—	Fund®—	FundSM—	V.I. Fund—
	Class 4	Class 4	Class 4	Class 4	Class 4	Class 4	Class III
ASSETS:
Investment at net asset value	$117,206,718	$2,384,211	$13,060,799	$77,013,185	$46,387,773	$93,039,348	$106,592,459
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	146,251	—	643	254,892	(2,638)	146,089	57,815
Net receivable from (payable to) the Fund shares sold or purchased	(142,160)	64	(186)	(252,255)	4,310	(142,902)	(53,909)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	4,044	64	453	2,613	1,656	3,162	3,854
Administrative charges	47	—	4	24	16	25	52

Total net assets	$117,206,718	$2,384,211	$13,060,799	$77,013,185	$46,387,773	$93,039,348	$106,592,459

Total shares outstanding	5,391,293	258,311	854,764	1,045,806	2,123,982	7,539,655	8,979,988

Net asset value per share (NAV)	$21.74	$9.23	$15.28	$73.64	$21.84	$12.34	$11.87

Total units outstanding	10,044,505	249,291	1,014,835	5,801,290	3,590,662	7,088,394	8,775,763

Variable accumulation unit value (lowest to highest)	$9.60 to $12.18	$9.52 to $9.61	$9.05 to $13.66	$8.52 to $16.11	$9.43 to $13.92	$9.81 to $13.90	$9.13 to $14.38

Identified cost of investment	$134,807,469	$2,469,733	$19,028,835	$97,409,507	$51,859,558	$99,863,922	$130,012,874

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

							Columbia
						Columbia	Variable
		BNY Mellon	BNY Mellon		ClearBridge	Variable	Portfolio—
	BlackRock®	IP Technology	IP Technology	BNY Mellon	Variable	Portfolio—	Emerging
	High Yield	Growth	Growth	Sustainable U.S.	Appreciation	Commodity	Markets
	V.I. Fund—	Portfolio—	Portfolio—	Equity Portfolio—	Portfolio—	Strategy Fund—	Bond Fund—
	Class III	Initial Shares	Service Shares	Service Shares	Class II	Class 2	Class 2
ASSETS:
Investment at net asset value	$79,685,346	$13,457,965	$111,217,536	$540,447	$17,879,143	$1,336,407	$34,288,719
Dividends due and accrued	409,696	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	48,420	(12,837)	206,360	324	68,939	—	3,134
Net receivable from (payable to) the Fund shares sold or purchased	(455,280)	13,373	(202,254)	(311)	(68,327)	51	(1,896)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2,816	487	3,998	13	607	50	1,231
Administrative charges	20	49	108	—	5	1	7

Total net assets	$79,685,346	$13,457,965	$111,217,536	$540,447	$17,879,143	$1,336,407	$34,288,719

Total shares outstanding	12,290,798	765,963	7,025,745	13,182	357,798	266,748	4,559,670

Net asset value per share (NAV)	$6.45	$17.57	$15.83	$41.00	$49.97	$5.01	$7.52

Total units outstanding	6,853,297	427,690	5,384,710	58,786	1,150,452	109,499	3,542,772

Variable accumulation unit value (lowest to highest)	$9.67 to $11.93	$30.31 to $46.08	$7.58 to $39.77	$9.15 to $9.23	$9.69 to $16.35	$10.86 to $13.86	$9.38 to $10.17

Identified cost of investment	$89,109,825	$20,098,676	$169,088,615	$556,776	$17,415,957	$1,250,605	$42,056,177

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Columbia	Columbia
	Variable	Variable		DWS
	Portfolio—	Portfolio—	Delaware VIP®	Alternative	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Intermediate	Small Cap	Small Cap Value	Asset Allocation	Bond Index	ContrafundSM	ContrafundSM
	Bond Fund—	Value Fund—	Series—	VIP—	Portfolio—	Portfolio—	Portfolio—
	Class 2	Class 2	Service Class	Class B	Service Class 2	Initial Class	Service Class 2
ASSETS:
Investment at net asset value	$269,423	$38,491,207	$13,816,343	$63,981,360	$45,746,428	$108,370,068	$322,649,536
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	206	(10,989)	53,798	7,537	102,729	(23,562)	56,480
Net receivable from (payable to) the Fund shares sold or purchased	(199)	12,430	(53,325)	(5,278)	(101,096)	27,787	(44,174)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	7	1,382	466	2,248	1,623	3,785	11,896
Administrative charges	—	59	7	11	10	440	410

Total net assets	$269,423	$38,491,207	$13,816,343	$63,981,360	$45,746,428	$108,370,068	$322,649,536

Total shares outstanding	32,737	3,391,296	375,240	4,929,226	4,882,223	2,860,878	8,830,037

Net asset value per share (NAV)	$8.23	$11.35	$36.82	$12.98	$9.37	$37.88	$36.54

Total units outstanding	28,984	1,842,078	1,186,652	5,737,856	5,533,497	1,587,328	13,461,117

Variable accumulation unit value (lowest to highest)	$9.25 to $9.34	$9.77 to $30.73	$9.61 to $11.93	$9.35 to $11.33	$8.16 to $9.61	$37.32 to $76.76	$9.05 to $46.46

Identified cost of investment	$281,146	$49,656,945	$14,885,021	$63,552,650	$54,155,768	$102,825,123	$331,956,798

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Fidelity® VIP					Fidelity® VIP	Fidelity® VIP
	Emerging	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Government	Growth
	Markets	Equity-Income	Equity-Income	FundsManager®	FundsManager®	Money Market	Opportunities
	Portfolio—	PortfolioSM—	PortfolioSM—	60% Portfolio—	60% Portfolio—	Portfolio—	Portfolio—
	Service Class 2	Initial Class	Service Class 2	Investor Class	Service Class	Investor Class	Service Class 2
ASSETS:
Investment at net asset value	$12,754,091	$44,297,948	$146,348,958	$798,095,221	$28,198,482	$—	$152,397,900
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	14,634	44,890	126,844	122,610	10,883	—	8,351
Net receivable from (payable to) the Fund shares sold or purchased	(14,186)	(43,157)	(121,490)	(80,928)	(9,906)	—	(2,984)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	442	1,558	5,168	26,327	973	—	5,288
Administrative charges	6	175	186	15,355	4	—	79

Total net assets	$12,754,091	$44,297,948	$146,348,958	$798,095,221	$28,198,482	$—	$152,397,900

Total shares outstanding	1,293,518	1,880,219	6,444,252	91,840,647	3,244,935	—	3,818,539

Net asset value per share (NAV)	$9.86	$23.56	$22.71	$8.69	$8.69	$—	$39.91

Total units outstanding	1,246,361	1,024,998	7,170,335	71,721,276	2,585,721	—	6,935,260

Variable accumulation unit value (lowest to highest)	$9.50 to $10.33	$28.72 to $47.68	$9.95 to $32.60	$11.13 to $11.42	$9.47 to $11.43	$—	$8.25 to $26.14

Identified cost of investment	$16,146,125	$41,746,774	$144,662,880	$932,387,549	$34,102,629	$—	$225,804,116

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

					Franklin	Franklin
		Fidelity® VIP	Fidelity® VIP		Templeton	Templeton	Franklin
	Fidelity® VIP	International	Investment	Fidelity® VIP	Aggressive	Conservative	Templeton
	Health Care	Index	Grade Bond	Mid Cap	Model	Model	Moderate Model
	Portfolio—	Portfolio—	Portfolio—	Portfolio—	Portfolio—	Portfolio—	Portfolio—
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Class II	Class II	Class II
ASSETS:
Investment at net asset value	$53,373,812	$12,039,869	$1,277,993	$115,157,127	$84,897,307	$53,493,419	$328,983,641
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	108,317	44,205	34,085	(3,197)	587,840	31,701	404,387
Net receivable from (payable to) the Fund shares sold or purchased	(106,464)	(43,817)	(34,055)	7,593	(585,043)	(29,776)	(393,484)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,827	386	30	4,160	2,787	1,908	10,874
Administrative charges	26	2	—	236	10	17	29

Total net assets	$53,373,812	$12,039,869	$1,277,993	$115,157,127	$84,897,307	$53,493,419	$328,983,641

Total shares outstanding	1,634,726	1,286,311	122,062	3,690,934	7,421,093	5,833,524	31,816,600

Net asset value per share (NAV)	$32.65	$9.36	$10.47	$31.20	$11.44	$9.17	$10.34

Total units outstanding	3,922,395	1,233,074	133,535	4,510,924	7,318,158	5,561,028	30,682,906

Variable accumulation unit value (lowest to highest)	$10.47 to $13.86	$9.26 to $10.24	$9.52 to $9.60	$9.71 to $46.17	$9.41 to $12.51	$8.99 to $9.70	$9.44 to $10.97

Identified cost of investment	$58,111,809	$13,385,519	$1,307,143	$123,297,150	$97,384,313	$60,640,494	$375,144,708

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

		Franklin
	Franklin	Templeton				Janus
	Templeton	Moderately			Janus	Henderson
	Moderately	Conservative	Invesco V.I. EQV	Invesco V.I.	Henderson	Global Research	Janus Henderson
	Aggressive	Model	International	Main Street	Enterprise	Portfolio—	Global Research
	Model Portfolio—	Portfolio—	Equity Fund—	Small Cap Fund®—	Portfolio—	Institutional	Portfolio—
	Class II	Class II	Series II Shares	Series II Shares	Service Shares	Shares	Service Shares
ASSETS:
Investment at net asset value	$249,078,611	$129,398,005	$28,359,472	$9,915,605	$35,643,426	$41,646,882	$33,394,856
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	169,987	83,185	(10,344)	92,482	101,057	(6,863)	67,327
Net receivable from (payable to) the Fund shares sold or purchased	(161,749)	(78,768)	11,405	(92,162)	(99,838)	8,479	(66,086)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	8,215	4,399	1,052	314	1,203	1,437	1,187
Administrative charges	23	18	9	6	16	179	54

Total net assets	$249,078,611	$129,398,005	$28,359,472	$9,915,605	$35,643,426	$41,646,882	$33,394,856

Total shares outstanding	22,977,732	12,952,753	997,870	439,521	567,751	832,605	689,834

Net asset value per share (NAV)	$10.84	$9.99	$28.42	$22.56	$62.78	$50.02	$48.41

Total units outstanding	22,342,684	12,439,769	2,532,166	699,530	2,475,391	1,273,506	1,716,122

Variable accumulation unit value (lowest to highest)	$9.44 to $11.57	$9.42 to $10.56	$9.77 to $12.02	$9.59 to $15.37	$9.66 to $15.02	$13.39 to $35.53	$9.42 to $26.58

Identified cost of investment	$286,769,810	$146,858,159	$35,140,648	$12,147,945	$42,159,641	$34,457,933	$35,090,988

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	MFS®			MFS®	MFS®
	International	MFS®	MFS®	Mid Cap	Research	MFS®	MFS®
	Intrinsic Value	Investors	Investors	Value	International	Research	Research
	Portfolio—	Trust Series—	Trust Series—	Portfolio—	Portfolio—	Series—	Series—
	Service Class	Initial Class	Service Class	Service Class	Service Class	Initial Class	Service Class
ASSETS:
Investment at net asset value	$37,841,990	$7,502,653	$55,323,287	$22,020,892	$581,308	$7,772,053	$40,028,248
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	82,097	(2)	(11,186)	135,962	—	(6,617)	407
Net receivable from (payable to) the Fund shares sold or purchased	(80,807)	298	13,223	(135,198)	15	6,921	1,068

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,281	267	2,014	749	15	272	1,449
Administrative charges	9	29	23	15	—	32	26

Total net assets	$37,841,990	$7,502,653	$55,323,287	$22,020,892	$581,308	$7,772,053	$40,028,248

Total shares outstanding	1,414,654	232,496	1,746,867	2,430,562	39,119	280,175	1,471,627

Net asset value per share (NAV)	$26.75	$32.27	$31.67	$9.06	$14.86	$27.74	$27.20

Total units outstanding	3,153,078	241,613	2,812,500	1,491,226	60,104	224,354	1,919,431

Variable accumulation unit value (lowest to highest)	$9.42 to $12.27	$26.48 to $42.31	$9.47 to $38.39	$9.78 to $15.83	$9.62 to $9.71	$23.56 to $39.18	$9.50 to $42.91

Identified cost of investment	$42,120,203	$6,959,103	$55,668,697	$23,516,438	$575,216	$8,053,447	$42,655,137

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

		Neuberger			PIMCO VIT
	Morgan Stanley	Berman			International
	VIF U.S.	AMT Mid Cap	Neuberger Berman	PIMCO VIT	Bond Portfolio	PIMCO VIT	PIMCO VIT
	Real Estate	Growth	AMT Mid Cap	Income	(U.S. Dollar-	Low Duration	Total Return
	Portfolio—	Portfolio—	Growth Portfolio—	Portfolio—	Hedged)—	Portfolio—	Portfolio—
	Class II	Class I	Class S	Advisor Class	Advisor Class	Advisor Class	Advisor Class
ASSETS:
Investment at net asset value	$17,982,340	$1,271,259	$64,245,442	$17,290,672	$67,669,791	$36,284,968	$132,110,402
Dividends due and accrued	—	—	—	(23)	(2)	1	(4)
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(1,041)	69	(17,259)	22,022	(20,466)	79,352	(20,958)
Net receivable from (payable to) the Fund shares sold or purchased	1,698	(17)	19,681	(21,454)	23,019	(78,142)	25,763

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	643	48	2,348	539	2,532	1,196	4,767
Administrative charges	14	4	74	6	19	15	34

Total net assets	$17,982,340	$1,271,259	$64,245,442	$17,290,672	$67,669,791	$36,284,968	$132,110,402

Total shares outstanding	1,395,061	56,400	3,306,508	1,784,385	7,115,646	3,827,528	14,711,626

Net asset value per share (NAV)	$12.89	$22.54	$19.43	$9.69	$9.51	$9.48	$8.98

Total units outstanding	1,909,963	34,527	2,994,380	1,705,217	6,782,993	3,874,912	13,890,017

Variable accumulation unit value (lowest to highest)	$7.99 to $10.56	$34.74 to $49.62	$8.91 to $43.84	$9.85 to $10.21	$9.48 to $10.57	$9.06 to $9.81	$9.29 to $9.68

Identified cost of investment	$23,706,146	$1,470,586	$89,965,511	$18,685,917	$77,785,392	$38,393,870	$161,306,911

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

Western Asset
Core Plus VIT
Portfolio—
Class II
ASSETS:
Investment at net asset value	$1,227,298
Dividends due and accrued	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(5,257)
Net receivable from (payable to) the Fund shares sold or purchased	5,279

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	22
Administrative charges	—

Total net assets	$1,227,298

Total shares outstanding	254,099

Net asset value per share (NAV)	$4.83

Total units outstanding	129,240

Variable accumulation unit value (lowest to highest)	$9.44 to $9.52

Identified cost of investment	$1,257,622

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations

For the year ended December 31, 2022

	MainStay VP	MainStay VP
	American	American				MainStay VP	MainStay VP
	Century	Century				Candriam	Candriam
	Sustainable	Sustainable	MainStay VP	MainStay VP	MainStay VP	Emerging	Emerging
	Equity—	Equity—	Balanced—	Bond—	Bond—	Markets Equity—	Markets Equity—
	Initial Class	Service Class	Service Class	Initial Class	Service Class	Initial Class	Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$644,072	$978,676	$982,711	$515,250	$1,780,838	$79,239	$177,125
Mortality and expense risk charges	(509,126)	(1,000,508)	(1,677,766)	(355,491)	(1,484,324)	(108,164)	(396,524)
Administrative charges	(64,337)	(122,810)	(149,287)	(49,628)	(189,564)	(16,483)	(60,563)

Net investment income (loss)	70,609	(144,642)	(844,342)	110,131	106,950	(45,408)	(279,962)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	5,585,694	15,490,062	32,095,196	4,805,984	23,286,661	1,018,006	4,192,987
Cost of investments sold	(5,587,110)	(15,196,064)	(30,878,403)	(5,355,573)	(25,962,668)	(1,130,082)	(3,913,326)

Net realized gain (loss) on investments	(1,416)	293,998	1,216,793	(549,589)	(2,676,007)	(112,076)	279,661
Realized gain distribution received	4,105,767	7,603,982	22,279,601	—	—	1,100,049	3,885,534
Change in unrealized appreciation (depreciation) on investments	(7,978,093)	(14,862,782)	(32,519,377)	(4,510,655)	(17,618,980)	(4,102,070)	(14,764,892)

Net gain (loss) on investments	(3,873,742)	(6,964,802)	(9,022,983)	(5,060,244)	(20,294,987)	(3,114,097)	(10,599,697)

Net increase (decrease) in net assets resulting from operations	$(3,803,133)	$(7,109,444)	$(9,867,325)	$(4,950,113)	$(20,188,037)	$(3,159,505)	$(10,879,659)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2022

						MainStay VP	MainStay VP
	MainStay VP	MainStay VP	MainStay VP	MainStay VP	MainStay VP	Fidelity	Fidelity
	CBRE Global	Conservative	Epoch U.S.	Epoch U.S.	Equity	Institutional	Institutional
	Infrastructure—	Allocation—	Equity Yield—	Equity Yield—	Allocation—	AM® Utilities—	AM® Utilities—
	Service Class	Service Class	Initial Class	Service Class	Service Class	Initial Class	Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$112,545	$8,576,074	$1,905,172	$3,111,336	$4,270,486	$15,270	$5,347,037
Mortality and expense risk charges	(119,434)	(2,844,577)	(1,193,134)	(2,210,638)	(2,036,393)	(10,149)	(3,982,986)
Administrative charges	(9,045)	(248,705)	(158,994)	(263,255)	(330,698)	(1,565)	(475,270)

Net investment income (loss)	(15,934)	5,482,792	553,044	637,443	1,903,395	3,556	888,781

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	6,053,510	44,024,353	12,091,928	28,583,640	25,319,877	69,422	66,794,140
Cost of investments sold	(6,781,122)	(44,189,283)	(9,689,700)	(24,360,724)	(24,271,851)	(55,391)	(58,130,973)

Net realized gain (loss) on investments	(727,612)	(164,930)	2,402,228	4,222,916	1,048,026	14,031	8,663,167
Realized gain distribution received	—	19,299,748	2,040,222	3,797,739	22,320,750	36,575	14,705,690
Change in unrealized appreciation (depreciation) on investments	(356,029)	(56,694,812)	(9,181,166)	(15,750,093)	(59,409,605)	(25,231)	(13,773,151)

Net gain (loss) on investments	(1,083,641)	(37,559,994)	(4,738,716)	(7,729,438)	(36,040,829)	25,375	9,595,706

Net increase (decrease) in net assets resulting from operations	$(1,099,575)	$(32,077,202)	$(4,185,672)	$(7,091,995)	$(34,137,434)	$28,931	$10,484,487

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2022

					MainStay VP	MainStay VP	MainStay VP
		MainStay VP	MainStay VP	MainStay VP	IQ Hedge	Janus	Janus
	MainStay VP	Growth	Income	Income	Multi-	Henderson	Henderson
	Floating Rate—	Allocation—	Builder—	Builder—	Strategy—	Balanced—	Balanced—
	Service Class	Service Class	Initial Class	Service Class	Service Class	Initial Class	Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$7,869,881	$9,254,528	$1,249,240	$3,284,198	$788,176	$1,563,011	$3,195,118
Mortality and expense risk charges	(2,316,993)	(4,046,749)	(580,028)	(1,744,774)	(685,373)	(1,818,761)	(4,660,833)
Administrative charges	(248,915)	(658,014)	(81,965)	(123,130)	(106,381)	(272,097)	(348,668)

Net investment income (loss)	5,303,973	4,549,765	587,247	1,416,294	(3,578)	(527,847)	(1,814,383)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	42,694,245	52,555,133	6,222,197	23,123,040	11,764,001	17,509,305	50,852,122
Cost of investments sold	(45,092,802)	(53,835,153)	(6,650,218)	(24,471,746)	(11,833,942)	(12,315,441)	(45,199,750)

Net realized gain (loss) on investments	(2,398,557)	(1,280,020)	(428,021)	(1,348,706)	(69,941)	5,193,864	5,652,372
Realized gain distribution received	—	38,474,219	4,223,024	12,292,661	—	9,999,508	26,675,579
Change in unrealized appreciation (depreciation) on investments	(7,909,588)	(97,346,943)	(12,256,350)	(34,461,595)	(5,523,723)	(44,370,220)	(100,764,470)

Net gain (loss) on investments	(10,308,145)	(60,152,744)	(8,461,347)	(23,517,640)	(5,593,664)	(29,176,848)	(68,436,519)

Net increase (decrease) in net assets resulting from operations	$(5,004,172)	$(55,602,979)	$(7,874,100)	$(22,101,346)	$(5,597,242)	$(29,704,695)	$(70,250,902)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2022

					MainStay VP	MainStay VP
					MacKay	MacKay	MainStay VP
	MainStay VP	MainStay VP	MainStay VP	MainStay VP	High Yield	High Yield	MacKay
	MacKay	MacKay	MacKay	MacKay	Corporate	Corporate	International
	Convertible—	Convertible—	Government—	Government—	Bond—	Bond—	Equity—
	Initial Class	Service Class	Initial Class	Service Class	Initial Class	Service Class	Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$2,224,460	$8,867,608	$325,990	$875,071	$6,073,667	$33,422,838	$41,232
Mortality and expense risk charges	(855,158)	(3,782,425)	(233,052)	(780,899)	(1,506,114)	(8,998,703)	(210,787)
Administrative charges	(117,010)	(337,674)	(35,083)	(99,146)	(196,766)	(1,026,216)	(26,783)

Net investment income (loss)	1,252,292	4,747,509	57,855	(4,974)	4,370,787	23,397,919	(196,338)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	11,835,522	56,394,644	3,121,119	13,944,804	20,065,187	117,960,805	2,604,816
Cost of investments sold	(9,483,694)	(47,090,239)	(3,527,032)	(15,305,204)	(21,844,908)	(128,202,847)	(2,681,878)

Net realized gain (loss) on investments	2,351,828	9,304,405	(405,913)	(1,360,400)	(1,779,721)	(10,242,042)	(77,062)
Realized gain distribution received	7,098,407	31,274,164	—	—	—	—	2,897,838
Change in unrealized appreciation (depreciation) on investments	(21,388,509)	(91,156,335)	(2,138,680)	(6,849,997)	(14,975,841)	(84,388,256)	(8,533,212)

Net gain (loss) on investments	(11,938,274)	(50,577,766)	(2,544,593)	(8,210,397)	(16,755,562)	(94,630,298)	(5,712,436)

Net increase (decrease) in net assets resulting from operations	$(10,685,982)	$(45,830,257)	$(2,486,738)	$(8,215,371)	$(12,384,775)	$(71,232,379)	$(5,908,774)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2022

	MainStay VP	MainStay VP
	MacKay	MacKay	MainStay VP	MainStay VP	MainStay VP
	International	Strategic	Moderate	Natural	PIMCO	MainStay VP	MainStay VP
	Equity—	Bond—	Allocation—	Resources—	Real Return—	S&P 500 Index—	S&P 500 Index—
	Service Class	Service Class	Service Class	Initial Class	Service Class	Initial Class	Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$—	$4,998,229	$9,742,839	$1,286,426	$5,462,494	$2,566,867	$6,002,504
Mortality and expense risk charges	(984,178)	(2,130,521)	(3,932,592)	(1,599,234)	(1,291,758)	(2,329,341)	(6,530,685)
Administrative charges	(129,196)	(306,260)	(446,475)	(193,439)	(186,285)	(324,596)	(705,212)

Net investment income (loss)	(1,113,374)	2,561,448	5,363,772	(506,247)	3,984,451	(87,070)	(1,233,393)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	9,115,858	39,474,937	45,065,680	43,378,054	21,270,852	23,019,066	67,276,671
Cost of investments sold	(9,969,877)	(41,435,531)	(46,912,642)	(27,928,559)	(20,255,961)	(6,392,506)	(41,622,816)

Net realized gain (loss) on investments	(854,019)	(1,960,594)	(1,846,962)	15,449,495	1,014,891	16,626,560	25,653,855
Realized gain distribution received	13,835,042	—	33,109,807	—	—	5,579,242	16,034,877
Change in unrealized appreciation (depreciation) on investments	(37,603,161)	(15,945,944)	(87,179,114)	16,276,719	(18,709,489)	(64,356,535)	(149,994,005)

Net gain (loss) on investments	(24,622,138)	(17,906,538)	(55,916,269)	31,726,214	(17,694,598)	(42,150,733)	(108,305,273)

Net increase (decrease) in net assets resulting from operations	$(25,735,512)	$(15,345,090)	$(50,552,497)	$31,219,967	$(13,710,147)	$(42,237,803)	$(109,538,666)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2022

	MainStay VP	MainStay VP	MainStay VP	MainStay VP	MainStay VP	MainStay VP	MainStay VP
	Small	Small	U.S. Government	Wellington	Wellington	Wellington	Wellington
	Cap Growth—	Cap Growth—	Money Market—	Growth—	Growth—	Mid Cap—	Mid Cap—
	Initial Class	Service Class	Initial Class	Initial Class	Service Class	Initial Class	Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$—	$—	$2,658,335	$—	$—	$—	$—
Mortality and expense risk charges	(484,835)	(462,464)	(2,535,511)	(939,172)	(272,689)	(463,481)	(1,926,962)
Administrative charges	(78,609)	(49,173)	(281,500)	(146,896)	(35,951)	(62,113)	(228,914)

Net investment income (loss)	(563,444)	(511,637)	(158,676)	(1,086,068)	(308,640)	(525,594)	(2,155,876)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	4,232,739	8,319,185	104,786,201	9,550,652	2,464,550	4,675,056	18,505,141
Cost of investments sold	(3,466,616)	(8,525,429)	(104,786,173)	(9,735,687)	(2,395,459)	(5,606,535)	(22,574,477)

Net realized gain (loss) on investments	766,123	(206,244)	28	(185,035)	69,091	(931,479)	(4,069,336)
Realized gain distribution received	8,760,789	8,676,497	—	21,344,339	5,762,593	13,217,597	55,479,396
Change in unrealized appreciation (depreciation) on investments	(22,276,563)	(20,668,795)	(28)	(54,667,089)	(14,632,124)	(21,269,902)	(87,293,009)

Net gain (loss) on investments	(12,749,651)	(12,198,542)	—	(33,507,785)	(8,800,440)	(8,983,784)	(35,882,949)

Net increase (decrease) in net assets resulting from operations	$(13,313,095)	$(12,710,179)	$(158,676)	$(34,593,853)	$(9,109,080)	$(9,509,378)	$(38,038,825)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2022

							AB VPS
					MainStay VP	MainStay VP	Growth and
	MainStay VP	MainStay VP	MainStay VP	MainStay VP	Winslow	Winslow	Income
	Wellington	Wellington	Wellington	Wellington	Large Cap	Large Cap	Portfolio—
	Small Cap—	Small Cap—	U.S. Equity—	U.S. Equity—	Growth—	Growth—	Class B
	Initial Class	Service Class	Initial Class	Service Class	Initial Class	Service Class	(a)
INVESTMENT INCOME (LOSS):
Dividend income	$193,227	$605,028	$460,541	$242,887	$—	$—	$12,508
Mortality and expense risk charges	(233,169)	(1,016,778)	(920,196)	(874,385)	(579,849)	(3,158,861)	(8,471)
Administrative charges	(31,290)	(117,166)	(128,817)	(96,109)	(84,349)	(350,470)	(545)

Net investment income (loss)	(71,232)	(528,916)	(588,472)	(727,607)	(664,198)	(3,509,331)	3,492

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,826,729	12,970,478	9,513,849	9,611,447	7,050,707	32,921,484	449,623
Cost of investments sold	(2,938,548)	(13,421,233)	(5,708,716)	(9,560,278)	(5,561,777)	(31,206,156)	(530,271)

Net realized gain (loss) on investments	(111,819)	(450,755)	3,805,133	51,169	1,488,930	1,715,328	(80,648)
Realized gain distribution received	4,451,516	19,032,536	13,319,524	12,591,776	10,255,685	60,559,989	185,324
Change in unrealized appreciation (depreciation) on investments	(9,018,283)	(38,191,683)	(35,754,484)	(29,106,637)	(31,019,199)	(157,510,806)	38,139

Net gain (loss) on investments	(4,678,586)	(19,609,902)	(18,629,827)	(16,463,692)	(19,274,584)	(95,235,489)	142,815

Net increase (decrease) in net assets resulting from operations	$(4,749,818)	$(20,138,818)	$(19,218,299)	$(17,191,299)	$(19,938,782)	$(98,744,820)	$146,307

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2022

		American Funds
	American Funds	IS The Bond	American Funds			American Funds	BlackRock®
	IS Asset	Fund	IS Global Small	American Funds	American Funds	IS Washington	Global
	Allocation	of America®—	Capitalization	IS Growth	IS New World	Mutual Investors	Allocation
	Fund—	Class 4	Fund—	Fund—	Fund®—	FundSM—	V.I. Fund—
	Class 4	(a)	Class 4	Class 4	Class 4	Class 4	Class III
INVESTMENT INCOME (LOSS):
Dividend income	$2,002,503	$54,655	$—	$73,696	$536,881	$1,554,845	$—
Mortality and expense risk charges	(1,436,138)	(8,207)	(170,967)	(806,978)	(633,782)	(1,053,203)	(1,494,010)
Administrative charges	(83,701)	(2,276)	(15,001)	(84,447)	(85,076)	(133,162)	(167,408)

Net investment income (loss)	482,664	44,172	(185,968)	(817,729)	(181,977)	368,480	(1,661,418)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	14,179,454	223,305	1,803,378	8,114,403	5,566,917	12,325,089	19,321,765
Cost of investments sold	(13,684,861)	(233,571)	(2,517,729)	(7,702,204)	(5,606,603)	(11,062,733)	(22,122,674)

Net realized gain (loss) on investments	494,593	(10,266)	(714,351)	412,199	(39,686)	1,262,356	(2,800,909)
Realized gain distribution received	11,570,572	1,767	4,474,589	8,573,395	4,430,058	18,126,970	1,725,757
Change in unrealized appreciation (depreciation) on investments	(30,244,554)	(85,522)	(8,534,211)	(31,418,280)	(17,690,874)	(27,939,835)	(18,996,272)

Net gain (loss) on investments	(18,179,389)	(94,021)	(4,773,973)	(22,432,686)	(13,300,502)	(8,550,509)	(20,071,424)

Net increase (decrease) in net assets resulting from operations	$(17,696,725)	$(49,849)	$(4,959,941)	$(23,250,415)	$(13,482,479)	$(8,182,029)	$(21,732,842)

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2022

							Columbia
							Variable
		BNY Mellon	BNY Mellon	BNY Mellon	ClearBridge	Columbia Variable	Portfolio—
	BlackRock®	IP Technology	IP Technology	Sustainable U.S.	Variable	Portfolio—	Emerging
	High Yield	Growth	Growth	Equity Portfolio—	Appreciation	Commodity	Markets
	V.I. Fund—	Portfolio—	Portfolio—	Service Shares	Portfolio—	Strategy Fund—	Bond Fund—
	Class III	Initial Shares	Service Shares	(a)	Class II	Class 2	Class 2
INVESTMENT INCOME (LOSS):
Dividend income	$4,156,932	$—	$—	$—	$151,088	$378,725	$1,482,369
Mortality and expense risk charges	(1,080,760)	(237,966)	(1,732,983)	(1,730)	(228,201)	(21,329)	(475,253)
Administrative charges	(171,656)	(30,819)	(175,764)	(66)	(33,584)	(1,273)	(75,786)

Net investment income (loss)	2,904,516	(268,785)	(1,908,747)	(1,796)	(110,697)	356,123	931,330

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	15,624,932	3,344,036	21,238,834	248,580	2,978,379	718,072	4,562,578
Cost of investments sold	(16,727,930)	(3,606,204)	(24,236,045)	(248,824)	(2,495,883)	(591,619)	(5,533,866)

Net realized gain (loss) on investments	(1,102,998)	(262,168)	(2,997,211)	(244)	482,496	126,453	(971,288)
Realized gain distribution received	—	1,792,136	13,503,679	—	887,628	—	—
Change in unrealized appreciation (depreciation) on investments	(12,585,928)	(14,173,189)	(98,126,374)	(16,329)	(3,973,950)	(186,307)	(7,432,528)

Net gain (loss) on investments	(13,688,926)	(12,643,221)	(87,619,906)	(16,573)	(2,603,826)	(59,854)	(8,403,816)

Net increase (decrease) in net assets resulting from operations	$(10,784,410)	$(12,912,006)	$(89,528,653)	$(18,369)	$(2,714,523)	$296,269	$(7,472,486)

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2022

	Columbia Variable	Columbia
	Portfolio—	Variable		DWS
	Intermediate	Portfolio—	Delaware VIP®	Alternative	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Bond Fund—	Small Cap	Small Cap Value	Asset Allocation	Bond Index	ContrafundSM	ContrafundSM
	Class 2	Value Fund—	Series—	VIP—	Portfolio—	Portfolio—	Portfolio—
	(a)	Class 2	Service Class	Class B	Service Class 2	Initial Class	Service Class 2
INVESTMENT INCOME (LOSS):
Dividend income	$3,678	$195,746	$76,672	$4,726,811	$692,497	$613,032	$947,135
Mortality and expense risk charges	(1,096)	(546,698)	(184,804)	(884,405)	(630,759)	(1,597,779)	(4,829,933)
Administrative charges	(210)	(54,147)	(20,753)	(118,705)	(83,966)	(218,107)	(606,906)

Net investment income (loss)	2,372	(405,099)	(128,885)	3,723,701	(22,228)	(1,202,854)	(4,489,704)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	31,881	14,189,275	6,433,623	16,210,965	9,418,105	15,158,165	48,861,184
Cost of investments sold	(33,181)	(15,284,052)	(5,859,523)	(15,367,202)	(10,751,703)	(9,430,918)	(39,442,733)

Net realized gain (loss) on investments	(1,300)	(1,094,777)	574,100	843,763	(1,333,598)	5,727,247	9,418,451
Realized gain distribution received	84	15,372,826	1,022,177	68,808	—	5,872,717	17,686,986
Change in unrealized appreciation (depreciation) on investments	(11,724)	(18,745,815)	(3,721,371)	(11,206,543)	(6,555,977)	(54,594,681)	(145,532,319)

Net gain (loss) on investments	(12,940)	(4,467,766)	(2,125,094)	(10,293,972)	(7,889,575)	(42,994,717)	(118,426,882)

Net increase (decrease) in net assets resulting from operations	$(10,568)	$(4,872,865)	$(2,253,979)	$(6,570,271)	$(7,911,803)	$(44,197,571)	$(122,916,586)

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2022

	Fidelity® VIP					Fidelity® VIP	Fidelity® VIP
	Emerging	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Government	Growth
	Markets	Equity-Income	Equity-Income	FundsManager®	FundsManager®	Money Market	Opportunities
	Portfolio—	PortfolioSM—	PortfolioSM—	60% Portfolio—	60% Portfolio—	Portfolio—	Portfolio—
	Service Class 2	Initial Class	Service Class 2	Investor Class	Service Class	Investor Class	Service Class 2
INVESTMENT INCOME (LOSS):
Dividend income	$202,423	$855,601	$2,555,807	$14,865,778	$520,701	$529	$—
Mortality and expense risk charges	(154,813)	(595,878)	(1,904,612)	(9,236,071)	(339,780)	(858)	(2,238,136)
Administrative charges	(16,252)	(80,554)	(195,557)	(5,386,901)	(28,060)	(500)	(300,006)

Net investment income (loss)	31,358	179,169	455,638	242,806	152,861	(829)	(2,538,142)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,665,025	6,086,868	29,242,537	3,789,354	5,408,317	700,530	33,215,148
Cost of investments sold	(3,176,510)	(5,537,117)	(26,836,856)	(4,006,470)	(6,048,566)	(700,530)	(35,814,594)

Net realized gain (loss) on investments	(511,485)	549,751	2,405,681	(217,116)	(640,249)	—	(2,599,446)
Realized gain distribution received	—	1,503,569	5,100,288	120,303,257	4,065,223	—	32,344,759
Change in unrealized appreciation (depreciation) on investments	(2,453,129)	(5,517,004)	(17,920,535)	(258,858,130)	(8,127,738)	—	(118,277,685)

Net gain (loss) on investments	(2,964,614)	(3,463,684)	(10,414,566)	(138,771,989)	(4,702,764)	—	(88,532,372)

Net increase (decrease) in net assets resulting from operations	$(2,933,256)	$(3,284,515)	$(9,958,928)	$(138,529,183)	$(4,549,903)	$(829)	$(91,070,514)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2022

			Fidelity® VIP		Franklin	Franklin
		Fidelity® VIP	Investment		Templeton	Templeton	Franklin
	Fidelity® VIP	International	Grade Bond	Fidelity® VIP	Aggressive	Conservative	Templeton
	Health Care	Index	Portfolio—	Mid Cap	Model	Model	Moderate Model
	Portfolio—	Portfolio—	Service Class 2	Portfolio—	Portfolio—	Portfolio—	Portfolio—
	Service Class 2	Service Class 2	(a)	Service Class 2	Class II	Class II	Class II
INVESTMENT INCOME (LOSS):
Dividend income	$—	$250,850	$27,233	$325,854	$1,979,886	$1,260,584	$8,636,974
Mortality and expense risk charges	(673,275)	(119,416)	(2,942)	(1,622,543)	(825,201)	(632,658)	(3,580,476)
Administrative charges	(60,769)	(7,028)	(963)	(191,200)	(37,680)	(40,008)	(436,015)

Net investment income (loss)	(734,044)	124,406	23,328	(1,487,889)	1,117,005	587,918	4,620,483

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	15,527,218	1,446,877	69,240	20,246,782	6,050,901	15,419,683	23,519,573
Cost of investments sold	(17,197,771)	(1,505,926)	(70,317)	(19,121,070)	(5,811,059)	(16,897,579)	(23,938,381)

Net realized gain (loss) on investments	(1,670,553)	(59,049)	(1,077)	1,125,712	239,842	(1,477,896)	(418,808)
Realized gain distribution received	3,230,112	—	—	8,327,920	2,645,622	90,553	2,711,504
Change in unrealized appreciation (depreciation) on investments	(8,697,018)	(1,662,050)	(29,150)	(31,205,932)	(15,461,155)	(6,403,606)	(54,660,375)

Net gain (loss) on investments	(7,137,459)	(1,721,099)	(30,227)	(21,752,300)	(12,575,691)	(7,790,949)	(52,367,679)

Net increase (decrease) in net assets resulting from operations	$(7,871,503)	$(1,596,693)	$(6,899)	$(23,240,189)	$(11,458,686)	$(7,203,031)	$(47,747,196)

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2022

		Franklin
	Franklin	Templeton				Janus	Janus
	Templeton	Moderately		Invesco V.I.	Janus	Henderson	Henderson
	Moderately	Conservative	Invesco V.I. EQV	Main Street	Henderson	Global Research	Global
	Aggressive	Model	International	Small Cap	Enterprise	Portfolio—	Research
	Model Portfolio—	Portfolio—	Equity Fund—	Fund®—	Portfolio—	Institutional	Portfolio—
	Class II	Class II	Series II Shares	Series II Shares	Service Shares	Shares	Service Shares
INVESTMENT INCOME (LOSS):
Dividend income	$5,881,833	$3,188,304	$431,878	$24,342	$27,921	$482,149	$311,653
Mortality and expense risk charges	(2,698,089)	(1,501,281)	(401,951)	(99,965)	(449,601)	(582,737)	(459,893)
Administrative charges	(289,298)	(118,575)	(54,523)	(12,663)	(57,635)	(90,123)	(45,826)

Net investment income (loss)	2,894,446	1,568,448	(24,596)	(88,286)	(479,315)	(190,711)	(194,066)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	21,695,384	16,034,850	5,259,035	1,653,390	7,248,856	5,626,823	5,229,437
Cost of investments sold	(21,915,611)	(16,911,353)	(5,798,324)	(1,902,638)	(7,557,330)	(3,172,476)	(4,164,105)

Net realized gain (loss) on investments	(220,227)	(876,503)	(539,289)	(249,248)	(308,474)	2,454,347	1,065,332
Realized gain distribution received	4,162,660	343,142	3,378,309	1,140,554	6,113,046	5,196,668	3,928,503
Change in unrealized appreciation (depreciation) on investments	(45,761,591)	(18,879,914)	(9,746,543)	(2,155,813)	(12,241,863)	(19,168,548)	(13,288,599)

Net gain (loss) on investments	(41,819,158)	(19,413,275)	(6,907,523)	(1,264,507)	(6,437,291)	(11,517,533)	(8,294,764)

Net increase (decrease) in net assets resulting from operations	$(38,924,712)	$(17,844,827)	$(6,932,119)	$(1,352,793)	$(6,916,606)	$(11,708,244)	$(8,488,830)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2022

	MFS® International Intrinsic Value Portfolio— Service Class	MFS® Investors Trust Series— Initial Class	MFS® Investors Trust Series— Service Class	MFS® Mid Cap Value Portfolio— Service Class	MFS® Research International Portfolio— Service Class (a)	MFS® Research Series— Initial Class	MFS® Research Series— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$194,834	$55,060	$232,719	$162,009	$7,887	$40,883	$85,680
Mortality and expense risk charges	(485,070)	(106,235)	(805,959)	(271,966)	(2,147)	(107,950)	(590,804)
Administrative charges	(63,624)	(14,814)	(103,367)	(20,125)	(414)	(15,266)	(78,024)

Net investment income (loss)	(353,860)	(65,989)	(676,607)	(130,082)	5,326	(82,333)	(583,148)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	6,404,787	941,277	8,347,859	9,363,936	37,269	1,104,457	7,572,437
Cost of investments sold	(6,711,859)	(695,294)	(6,761,778)	(8,489,627)	(39,275)	(836,362)	(6,673,912)

Net realized gain (loss) on investments	(307,072)	245,983	1,586,081	874,309	(2,006)	268,095	898,525
Realized gain distribution received	1,715,794	1,055,429	7,900,014	1,702,954	11,041	1,067,015	5,699,545
Change in unrealized appreciation (depreciation) on investments	(12,600,688)	(2,964,591)	(21,561,574)	(4,703,678)	6,092	(3,128,735)	(15,909,879)

Net gain (loss) on investments	(11,191,966)	(1,663,179)	(12,075,479)	(2,126,415)	15,127	(1,793,625)	(9,311,809)

Net increase (decrease) in net assets resulting from operations	$(11,545,826)	$(1,729,168)	$(12,752,086)	$(2,256,497)	$20,453	$(1,875,958)	$(9,894,957)

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2022

	Morgan Stanley VIF U.S. Real Estate Portfolio— Class II	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	PIMCO VIT Income Portfolio— Advisor Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class	PIMCO VIT Total Return Portfolio— Advisor Class
INVESTMENT INCOME (LOSS):
Dividend income	$188,072	$—	$—	$573,572	$1,054,165	$532,331	$3,629,744
Mortality and expense risk charges	(267,548)	(20,401)	(985,748)	(194,403)	(1,055,213)	(413,141)	(1,934,328)
Administrative charges	(24,961)	(2,419)	(105,078)	(30,805)	(144,749)	(43,492)	(292,878)

Net investment income (loss)	(104,437)	(22,820)	(1,090,826)	348,364	(145,797)	75,698	1,402,538

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	5,747,515	144,322	14,938,215	6,019,180	19,285,032	9,857,837	29,413,356
Cost of investments sold	(6,341,959)	(119,155)	(15,367,474)	(6,391,745)	(21,251,245)	(10,299,591)	(33,400,699)

Net realized gain (loss) on investments	(594,444)	25,167	(429,259)	(372,565)	(1,966,213)	(441,754)	(3,987,343)
Realized gain distribution received	4,286,215	261,826	14,835,516	1,295	30,345	—	—
Change in unrealized appreciation (depreciation) on investments	(10,279,478)	(839,667)	(41,720,894)	(1,423,608)	(7,758,177)	(1,935,550)	(23,366,763)

Net gain (loss) on investments	(6,587,707)	(552,674)	(27,314,637)	(1,794,878)	(9,694,045)	(2,377,304)	(27,354,106)

Net increase (decrease) in net assets resulting from operations	$(6,692,144)	$(575,494)	$(28,405,463)	$(1,446,514)	$(9,839,842)	$(2,301,606)	$(25,951,568)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2022

Western Asset Core Plus VIT Portfolio— Class II (a)
INVESTMENT INCOME (LOSS):
Dividend income	$17,406
Mortality and expense risk charges	(1,753)
Administrative charges	(191)

Net investment income (loss)	15,462

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	19,209
Cost of investments sold	(20,101)

Net realized gain (loss) on investments	(892)
Realized gain distribution received	—
Change in unrealized appreciation (depreciation) on investments	(30,324)

Net gain (loss) on investments	(31,216)

Net increase (decrease) in net assets resulting from operations	$(15,754)

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP American Century Sustainable Equity— Initial Class		MainStay VP American Century Sustainable Equity— Service Class		MainStay VP Balanced— Service Class		MainStay VP Bond— Initial Class
	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$70,609	$424,405	$(144,642)	$535,641	$(844,342)	$(411,312)	$110,131	$85,891
Net realized gain (loss) on investments	(1,416)	1,045,836	293,998	853,942	1,216,793	2,159,123	(549,589)	50,924
Realized gain distribution received	4,105,767	644,408	7,603,982	1,248,100	22,279,601	2,291,640	—	994,436
Change in unrealized appreciation/(depreciation) on investments	(7,978,093)	6,931,665	(14,862,782)	15,047,540	(32,519,377)	12,441,816	(4,510,655)	(2,109,262)

Net increase (decrease) in net assets resulting from operations	(3,803,133)	9,046,314	(7,109,444)	17,685,223	(9,867,325)	16,481,267	(4,950,113)	(978,011)

Contributions and (withdrawals):
Payments received from policyowners	184,274	173,585	1,577,891	790,265	11,592,752	8,872,391	784,178	212,106
Policyowners’ surrenders	(2,909,374)	(3,142,273)	(8,982,759)	(11,028,000)	(12,484,473)	(12,499,653)	(1,999,091)	(1,959,908)
Policyowners’ annuity and death benefits	(773,548)	(931,338)	(1,137,261)	(1,069,911)	(2,298,304)	(1,732,665)	(793,945)	(704,404)
Net transfers from (to) Fixed Account	(402,460)	(211,461)	(11,676)	(236,349)	3,114,167	3,881,852	(401,801)	(429,455)
Transfers between Investment Divisions	(832,212)	(1,017,651)	(3,043,370)	(5,080,939)	(1,570,355)	8,722,355	(938,776)	597,725

Net contributions and (withdrawals)	(4,733,320)	(5,129,138)	(11,597,175)	(16,624,934)	(1,646,213)	7,244,280	(3,349,435)	(2,283,936)

Increase (decrease) in net assets	(8,536,453)	3,917,176	(18,706,619)	1,060,289	(11,513,538)	23,725,547	(8,299,548)	(3,261,947)
NET ASSETS:
Beginning of period	43,595,212	39,678,036	82,965,816	81,905,527	130,655,613	106,930,066	32,133,552	35,395,499

End of period	$35,058,759	$43,595,212	$64,259,197	$82,965,816	$119,142,075	$130,655,613	$23,834,004	$32,133,552

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

			MainStay VP		MainStay VP		MainStay VP
	MainStay VP		Candriam Emerging		Candriam Emerging		CBRE Global
	Bond—		Markets Equity—		Markets Equity—		Infrastructure—
	Service Class		Initial Class		Service Class		Service Class
	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$106,950	$32,203	$(45,408)	$(49,095)	$(279,962)	$(307,706)	$(15,934)	$(67,019)
Net realized gain (loss) on investments	(2,676,007)	815,720	(112,076)	328,553	279,661	2,328,184	(727,612)	(192,461)
Realized gain distribution received	—	4,122,893	1,100,049	—	3,885,534	—	—	—
Change in unrealized appreciation/(depreciation) on investments	(17,618,980)	(9,289,539)	(4,102,070)	(608,587)	(14,764,892)	(3,094,885)	(356,029)	822,436

Net increase (decrease) in net assets resulting from operations	(20,188,037)	(4,318,723)	(3,159,505)	(329,129)	(10,879,659)	(1,074,407)	(1,099,575)	562,956

Contributions and (withdrawals):
Payments received from policyowners	4,680,741	5,920,867	81,409	114,206	582,187	697,696	1,516,617	646,144
Policyowners’ surrenders	(11,467,488)	(15,018,282)	(479,890)	(782,043)	(3,452,883)	(5,494,125)	(1,193,109)	(366,741)
Policyowners’ annuity and death benefits	(1,669,462)	(1,332,281)	(161,707)	(136,270)	(225,407)	(316,648)	(39,147)	(43,119)
Net transfers from (to) Fixed Account	1,464,811	2,737,491	(119,425)	(139,662)	11,219	(239,053)	1,010,833	392,432
Transfers between Investment Divisions	(4,695,741)	3,360,303	140,436	(80,287)	2,927,276	(291,905)	3,022,288	538,813

Net contributions and (withdrawals)	(11,687,139)	(4,331,902)	(539,177)	(1,024,056)	(157,608)	(5,644,035)	4,317,482	1,167,529

Increase (decrease) in net assets	(31,875,176)	(8,650,625)	(3,698,682)	(1,353,185)	(11,037,267)	(6,718,442)	3,217,907	1,730,485

NET ASSETS:
Beginning of period	131,168,571	139,819,196	10,817,527	12,170,712	36,619,447	43,337,889	5,430,478	3,699,993

End of period	$99,293,395	$131,168,571	$7,118,845	$10,817,527	$25,582,180	$36,619,447	$8,648,385	$5,430,478

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP		MainStay VP		MainStay VP		MainStay VP
	Conservative		Epoch U.S.		Epoch U.S.		Equity
	Allocation—		Equity Yield—		Equity Yield—		Allocation—
	Service Class		Initial Class		Service Class		Service Class
	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$5,482,792	$324,060	$553,044	$882,139	$637,443	$1,105,007	$1,903,395	$120,535
Net realized gain (loss) on investments	(164,930)	3,507,256	2,402,228	3,290,763	4,222,916	2,721,492	1,048,026	6,153,805
Realized gain distribution received	19,299,748	2,946,675	2,040,222	—	3,797,739	—	22,320,750	5,959,775
Change in unrealized appreciation/(depreciation) on investments	(56,694,812)	5,652,774	(9,181,166)	14,623,766	(15,750,093)	27,833,620	(59,409,605)	18,312,029

Net increase (decrease) in net assets resulting from operations	(32,077,202)	12,430,765	(4,185,672)	18,796,668	(7,091,995)	31,660,119	(34,137,434)	30,546,144

Contributions and (withdrawals):
Payments received from policyowners	5,705,580	7,921,530	873,885	615,014	6,874,774	4,971,085	4,925,573	3,942,845
Policyowners’ surrenders	(26,396,817)	(27,014,766)	(6,776,506)	(6,688,618)	(15,396,319)	(18,416,806)	(13,375,432)	(17,952,169)
Policyowners’ annuity and death benefits	(3,379,680)	(3,929,303)	(1,894,900)	(2,085,518)	(1,537,110)	(1,797,633)	(1,007,051)	(1,487,341)
Net transfers from (to) Fixed Account	6,269,189	3,580,028	(754,359)	(1,089,828)	2,226,013	1,400,732	(176,331)	313,767
Transfers between Investment Divisions	(5,289,346)	7,432,338	(1,557,861)	(867,467)	1,734,690	(2,496,231)	(4,509,205)	(12,473,055)

Net contributions and (withdrawals)	(23,091,074)	(12,010,173)	(10,109,741)	(10,116,417)	(6,097,952)	(16,338,853)	(14,142,446)	(27,655,953)

Increase (decrease) in net assets	(55,168,276)	420,592	(14,295,413)	8,680,251	(13,189,947)	15,321,266	(48,279,880)	2,890,191

NET ASSETS:
Beginning of period	243,298,357	242,877,765	102,041,004	93,360,753	175,224,820	159,903,554	183,938,592	181,048,401

End of period	$188,130,081	$243,298,357	$87,745,591	$102,041,004	$162,034,873	$175,224,820	$135,658,712	$183,938,592

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP		MainStay VP
	Fidelity		Fidelity				MainStay VP
	Institutional		Institutional		MainStay VP		Growth
	AM® Utilities—		AM® Utilities—		Floating Rate—		Allocation—
	Initial Class		Service Class		Service Class		Service Class
	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,556	$3,061	$888,781	$839,088	$5,303,973	$2,094,786	$4,549,765	$2,090,877
Net realized gain (loss) on investments	14,031	36,199	8,663,167	2,945,635	(2,398,557)	(415,288)	(1,280,020)	6,606,821
Realized gain distribution received	36,575	30,374	14,705,690	11,857,549	—	—	38,474,219	4,339,246
Change in unrealized appreciation/(depreciation) on investments	(25,231)	43,342	(13,773,151)	26,497,114	(7,909,588)	1,171,688	(97,346,943)	34,838,331

Net increase (decrease) in net assets resulting from operations	28,931	112,976	10,484,487	42,139,386	(5,004,172)	2,851,186	(55,602,979)	47,875,275

Contributions and (withdrawals):
Payments received from policyowners	—	—	11,457,071	6,808,532	18,232,748	8,045,578	8,150,436	7,860,601
Policyowners’ surrenders	(15,935)	(156,144)	(30,642,011)	(32,619,016)	(24,556,439)	(18,930,175)	(34,293,952)	(46,478,086)
Policyowners’ annuity and death benefits	(3,905)	(95,153)	(3,390,751)	(3,954,311)	(2,186,935)	(2,339,796)	(3,393,118)	(3,755,463)
Net transfers from (to) Fixed Account	718	774	3,663,094	966,071	9,408,632	2,532,095	51,075	377,457
Transfers between Investment Divisions	(37,001)	7,618	(10,518,924)	(5,385,221)	27,256,846	15,158,446	(6,307,061)	(17,801,001)

Net contributions and (withdrawals)	(56,123)	(242,905)	(29,431,521)	(34,183,945)	28,154,852	4,466,148	(35,792,620)	(59,796,492)

Increase (decrease) in net assets	(27,192)	(129,929)	(18,947,034)	7,955,441	23,150,680	7,317,334	(91,395,599)	(11,921,217)

NET ASSETS:
Beginning of period	755,695	885,624	308,945,150	300,989,709	157,492,019	150,174,685	356,951,821	368,873,038

End of period	$728,503	$755,695	$289,998,116	$308,945,150	$180,642,699	$157,492,019	$265,556,222	$356,951,821

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

					MainStay VP
	MainStay VP		MainStay VP		IQ Hedge		MainStay VP
	Income		Income		Multi-		Janus Henderson
	Builder—		Builder—		Strategy—		Balanced—
	Initial Class		Service Class		Service Class		Initial Class
	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$587,247	$770,260	$1,416,294	$1,655,816	$(3,578)	$(968,415)	$(527,847)	$(276,954)
Net realized gain (loss) on investments	(428,021)	1,165,123	(1,348,706)	2,190,394	(69,941)	570,817	5,193,864	7,401,731
Realized gain distribution received	4,223,024	1,206,510	12,292,661	3,213,428	—	—	9,999,508	5,409,984
Change in unrealized appreciation/(depreciation) on investments	(12,256,350)	1,476,703	(34,461,595)	4,344,892	(5,523,723)	(1,047,109)	(44,370,220)	11,920,768

Net increase (decrease) in net assets resulting from operations	(7,874,100)	4,618,596	(22,101,346)	11,404,530	(5,597,242)	(1,444,707)	(29,704,695)	24,455,529

Contributions and (withdrawals):
Payments received from policyowners	354,419	379,860	11,249,321	13,997,931	1,299,744	1,226,056	789,355	1,198,824
Policyowners’ surrenders	(3,630,594)	(3,291,914)	(12,219,819)	(16,525,719)	(5,866,286)	(6,086,835)	(9,747,091)	(12,309,164)
Policyowners’ annuity and death benefits	(978,854)	(1,078,977)	(1,039,438)	(1,645,113)	(682,468)	(840,480)	(3,094,119)	(3,439,923)
Net transfers from (to) Fixed Account	(513,787)	(606,425)	4,485,665	6,144,423	309,974	(88,310)	(1,450,335)	(1,063,291)
Transfers between Investment Divisions	(10,249)	694,706	(4,044,504)	2,328,245	(2,484,129)	3,693,517	(1,025,138)	(683,614)

Net contributions and (withdrawals)	(4,779,065)	(3,902,750)	(1,568,775)	4,299,767	(7,423,165)	(2,096,052)	(14,527,328)	(16,297,168)

Increase (decrease) in net assets	(12,653,165)	715,846	(23,670,121)	15,704,297	(13,020,407)	(3,540,759)	(44,232,023)	8,158,361

NET ASSETS:
Beginning of period	54,051,585	53,335,739	147,238,513	131,534,216	57,488,150	61,028,909	172,802,542	164,644,181

End of period	$41,398,420	$54,051,585	$123,568,392	$147,238,513	$44,467,743	$57,488,150	$128,570,519	$172,802,542

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP		MainStay VP		MainStay VP		MainStay VP
	Janus Henderson		MacKay		MacKay		MacKay
	Balanced—		Convertible—		Convertible—		Government—
	Service Class		Initial Class		Service Class		Initial Class
	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,814,383)	$(1,093,028)	$1,252,292	$(253,985)	$4,747,509	$(1,793,889)	$57,855	$7,715
Net realized gain (loss) on investments	5,652,372	12,142,985	2,351,828	3,550,403	9,304,405	14,157,166	(405,913)	(151,875)
Realized gain distribution received	26,675,579	11,309,717	7,098,407	3,832,357	31,274,164	15,734,954	—	—
Change in unrealized appreciation/(depreciation) on investments	(100,764,470)	26,383,595	(21,388,509)	(1,196,521)	(91,156,335)	(6,374,180)	(2,138,680)	(510,738)

Net increase (decrease) in net assets resulting from operations	(70,250,902)	48,743,269	(10,685,982)	5,932,254	(45,830,257)	21,724,051	(2,486,738)	(654,898)

Contributions and (withdrawals):
Payments received from policyowners	70,488,492	48,263,532	699,427	745,369	19,260,186	29,641,047	127,234	179,995
Policyowners’ surrenders	(27,231,608)	(36,202,629)	(5,327,404)	(5,988,069)	(28,970,461)	(31,894,280)	(1,646,403)	(1,426,808)
Policyowners’ annuity and death benefits	(4,610,156)	(3,986,255)	(1,536,242)	(1,297,064)	(3,913,848)	(3,844,634)	(539,580)	(481,342)
Net transfers from (to) Fixed Account	20,578,162	21,022,529	(1,848,955)	(595,397)	13,748,757	18,516,083	(359,973)	(130,382)
Transfers between Investment Divisions	(16,464,182)	2,574,155	(2,074,211)	(45,438)	(20,976,378)	6,664,966	269,467	(169,121)

Net contributions and (withdrawals)	42,760,708	31,671,332	(10,087,385)	(7,180,599)	(20,851,744)	19,083,182	(2,149,255)	(2,027,658)

Increase (decrease) in net assets	(27,490,194)	80,414,601	(20,773,367)	(1,248,345)	(66,682,001)	40,807,233	(4,635,993)	(2,682,556)

NET ASSETS:
Beginning of period	380,769,822	300,355,221	79,067,772	80,316,117	327,902,849	287,095,616	20,289,356	22,971,912

End of period	$353,279,628	$380,769,822	$58,294,405	$79,067,772	$261,220,848	$327,902,849	$15,653,363	$20,289,356

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

			MainStay VP		MainStay VP
			MacKay		MacKay		MainStay VP
	MainStay VP		High Yield		High Yield		MacKay
	MacKay		Corporate		Corporate		International
	Government—		Bond—		Bond—		Equity—
	Service Class		Initial Class		Service Class		Initial Class
	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(4,974)	$(195,428)	$4,370,787	$4,539,858	$23,397,919	$23,371,677	$(196,338)	$(299,631)
Net realized gain (loss) on investments	(1,360,400)	110,119	(1,779,721)	254,181	(10,242,042)	(201,076)	(77,062)	1,148,368
Realized gain distribution received	—	—	—	—	—	—	2,897,838	2,810,739
Change in unrealized appreciation/(depreciation) on investments	(6,849,997)	(2,341,455)	(14,975,841)	656,316	(84,388,256)	3,062,458	(8,533,212)	(1,454,273)

Net increase (decrease) in net assets resulting from operations	(8,215,371)	(2,426,764)	(12,384,775)	5,450,355	(71,232,379)	26,233,059	(5,908,774)	2,205,203

Contributions and (withdrawals):
Payments received from policyowners	1,942,793	2,409,420	929,927	1,236,082	32,893,753	50,223,260	164,486	138,751
Policyowners’ surrenders	(5,528,568)	(7,068,872)	(10,445,137)	(9,645,374)	(66,989,602)	(76,539,341)	(1,282,907)	(1,457,493)
Policyowners’ annuity and death benefits	(920,003)	(961,694)	(4,313,471)	(3,796,845)	(11,765,058)	(10,212,779)	(398,828)	(318,438)
Net transfers from (to) Fixed Account	568,969	312,457	(2,249,635)	(1,411,572)	19,504,436	22,582,203	(149,306)	(481,572)
Transfers between Investment Divisions	(3,546,208)	(4,048,514)	(598,622)	1,440,358	(40,029,837)	23,825,008	7,408	184,442

Net contributions and (withdrawals)	(7,483,017)	(9,357,203)	(16,676,938)	(12,177,351)	(66,386,308)	9,878,351	(1,659,147)	(1,934,310)

Increase (decrease) in net assets	(15,698,388)	(11,783,967)	(29,061,713)	(6,726,996)	(137,618,687)	36,111,410	(7,567,921)	270,893

NET ASSETS:
Beginning of period	67,743,443	79,527,410	134,388,228	141,115,224	749,789,140	713,677,730	21,666,257	21,395,364

End of period	$52,045,055	$67,743,443	$105,326,515	$134,388,228	$612,170,453	$749,789,140	$14,098,336	$21,666,257

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP
	MacKay		MainStay VP		MainStay VP		MainStay VP
	International		MacKay Strategic		Moderate		Natural
	Equity—		Bond—		Allocation—		Resources—
	Service Class		Service Class		Service Class		Initial Class
	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,113,374)	$(1,418,494)	$2,561,448	$1,158,477	$5,363,772	$(1,993,758)	$(506,247)	$(251,143)
Net realized gain (loss) on investments	(854,019)	4,029,014	(1,960,594)	715,248	(1,846,962)	3,564,753	15,449,495	597,860
Realized gain distribution received	13,835,042	11,937,210	—	—	33,109,807	8,810,294	—	—
Change in unrealized appreciation/(depreciation)on investments	(37,603,161)	(5,407,429)	(15,945,944)	(1,669,813)	(87,179,114)	20,032,497	16,276,719	25,165,862

Net increase (decrease) in net assets resulting from operations	(25,735,512)	9,140,301	(15,345,090)	203,912	(50,552,497)	30,413,786	31,219,967	25,512,579

Contributions and (withdrawals):
Payments received from policyowners	3,025,121	2,539,914	4,851,178	4,590,588	10,146,370	11,980,943	7,941,015	3,492,898
Policyowners’ surrenders	(6,464,916)	(9,583,570)	(19,702,387)	(19,194,570)	(27,687,674)	(32,755,993)	(11,961,439)	(9,085,345)
Policyowners’ annuity and death benefits	(834,225)	(750,967)	(1,880,307)	(3,025,141)	(5,632,365)	(3,920,937)	(1,696,328)	(703,212)
Net transfers from (to) Fixed Account	578,464	455,871	894,211	1,000,797	2,530,591	2,944,813	3,281,748	343,951
Transfers between Investment Divisions	5,554,696	(815,588)	(11,083,202)	7,607,471	(2,444,388)	(5,683,818)	2,582,042	(1,336,285)

Net contributions and (withdrawals)	1,859,140	(8,154,340)	(26,920,507)	(9,020,855)	(23,087,466)	(27,434,992)	147,038	(7,287,993)

Increase (decrease) in net assets	(23,876,372)	985,961	(42,265,597)	(8,816,943)	(73,639,963)	2,978,794	31,367,005	18,224,586
NET ASSETS:
Beginning of period	91,845,233	90,859,272	179,599,430	188,416,373	336,568,871	333,590,077	92,201,035	73,976,449

End of period	$67,968,861	$91,845,233	$137,333,833	$179,599,430	$262,928,908	$336,568,871	$123,568,040	$92,201,035

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP						MainStay VP
	PIMCO		MainStay VP		MainStay VP		Small
	Real Return—		S&P 500 Index—		S&P 500 Index—		Cap Growth—
	Service Class		Initial Class		Service Class		Initial Class
	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,984,451	$(1,310,518)	$(87,070)	$(497,284)	$(1,233,393)	$(2,129,303)	$(563,444)	$(768,358)
Net realized gain (loss) on investments	1,014,891	2,422,274	16,626,560	14,003,020	25,653,855	34,437,665	766,123	3,362,204
Realized gain distribution received	—	—	5,579,242	2,144,209	16,034,877	5,119,798	8,760,789	6,263,071
Change in unrealized appreciation/(depreciation)on investments	(18,709,489)	2,535,090	(64,356,535)	33,503,587	(149,994,005)	74,568,876	(22,276,563)	(4,547,058)

Net increase (decrease) in net assets resulting from operations	(13,710,147)	3,646,846	(42,237,803)	49,153,532	(109,538,666)	111,997,036	(13,313,095)	4,309,859

Contributions and (withdrawals):
Payments received from policyowners	6,012,215	6,005,663	966,863	1,307,079	70,922,501	56,525,343	293,983	423,453
Policyowners’ surrenders	(9,175,695)	(10,691,654)	(12,356,758)	(12,158,884)	(37,456,371)	(41,108,003)	(2,593,393)	(4,553,066)
Policyowners’ annuity and death benefits	(959,155)	(1,331,864)	(4,197,661)	(3,501,623)	(4,384,425)	(4,400,041)	(728,156)	(647,337)
Net transfers from (to) Fixed Account	4,882,486	5,277,446	(1,309,386)	(1,522,093)	23,012,012	15,367,631	(355,665)	(277,357)
Transfers between Investment Divisions	(5,943,253)	(10,664,025)	(1,732,384)	(1,750,305)	(5,349,241)	(10,029,738)	873,077	(1,415,922)

Net contributions and (withdrawals)	(5,183,402)	(11,404,434)	(18,629,326)	(17,625,826)	46,744,476	16,355,192	(2,510,154)	(6,470,229)

Increase (decrease) in net assets	(18,893,549)	(7,757,588)	(60,867,129)	31,527,706	(62,794,190)	128,352,228	(15,823,249)	(2,160,370)
NET ASSETS:
Beginning of period	108,751,388	116,508,976	224,120,078	192,592,372	545,511,138	417,158,910	48,745,959	50,906,329

End of period	$89,857,839	$108,751,388	$163,252,949	$224,120,078	$482,716,948	$545,511,138	$32,922,710	$48,745,959

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP		MainStay VP		MainStay VP		MainStay VP
	Small		U.S. Government		Wellington		Wellington
	Cap Growth—		Money Market—		Growth—		Growth—
	Service Class		Initial Class		Initial Class		Service Class
	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(511,637)	$(691,202)	$(158,676)	$(2,335,126)	$(1,086,068)	$(1,154,155)	$(308,640)	$(400,715)
Net realized gain (loss) on investments	(206,244)	2,934,865	28	653	(185,035)	5,284,917	69,091	2,009,971
Realized gain distribution received	8,676,497	6,019,383	—	—	21,344,339	14,829,877	5,762,593	3,898,580
Change in unrealized appreciation/(depreciation) on investments	(20,668,795)	(4,607,768)	(28)	(653)	(54,667,089)	(1,960,304)	(14,632,124)	(1,056,516)

Net increase (decrease) in net assets resulting from operations	(12,710,179)	3,655,278	(158,676)	(2,335,126)	(34,593,853)	17,000,335	(9,109,080)	4,451,320

Contributions and (withdrawals):
Payments received from policyowners	1,898,180	2,715,342	10,695,159	23,480,423	449,174	836,823	161,142	323,619
Policyowners’ surrenders	(2,992,072)	(4,549,476)	(63,625,834)	(43,857,042)	(5,731,143)	(7,736,108)	(1,769,103)	(3,303,147)
Policyowners’ annuity and death benefits	(509,622)	(668,165)	(2,065,261)	(1,121,226)	(1,647,684)	(1,840,442)	(278,600)	(428,165)
Net transfers from (to) Fixed Account	1,337,231	1,408,491	(231,232)	(3,315,916)	(755,758)	(1,327,847)	(124,648)	(190,465)
Transfers between Investment Divisions	(1,912,240)	790,227	134,738,807	(22,653,760)	(386,966)	(758,772)	755,092	(992,150)

Net contributions and (withdrawals)	(2,178,523)	(303,581)	79,511,639	(47,467,521)	(8,072,377)	(10,826,346)	(1,256,117)	(4,590,308)

Increase (decrease) in net assets	(14,888,702)	3,351,697	79,352,963	(49,802,647)	(42,666,230)	6,173,989	(10,365,197)	(138,988)
NET ASSETS:
Beginning of period	46,525,396	43,173,699	138,100,574	187,903,221	104,427,270	98,253,281	26,859,952	26,998,940

End of period	$31,636,694	$46,525,396	$217,453,537	$138,100,574	$61,761,040	$104,427,270	$16,494,755	$26,859,952

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP		MainStay VP		MainStay VP		MainStay VP
	Wellington		Wellington		Wellington		Wellington
	Mid Cap—		Mid Cap—		Small Cap—		Small Cap—
	Initial Class		Service Class		Initial Class		Service Class
	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(525,594)	$(399,190)	$(2,155,876)	$(1,968,616)	$(71,232)	$(251,110)	$(528,916)	$(1,268,605)
Net realized gain (loss) on investments	(931,479)	477,771	(4,069,336)	2,601,047	(111,819)	552,468	(450,755)	3,117,424
Realized gain distribution received	13,217,597	824,915	55,479,396	3,328,256	4,451,516	—	19,032,536	—
Change in unrealized appreciation/(depreciation) on investments	(21,269,902)	6,486,102	(87,293,009)	24,975,604	(9,018,283)	3,088,355	(38,191,683)	12,415,425

Net increase (decrease) in net assets resulting from operations	(9,509,378)	7,389,598	(38,038,825)	28,936,291	(4,749,818)	3,389,713	(20,138,818)	14,264,244

Contributions and (withdrawals):
Payments received from policyowners	238,528	264,505	4,852,268	5,557,716	154,257	161,277	2,415,561	4,076,116
Policyowners’ surrenders	(2,694,811)	(3,315,808)	(12,118,237)	(16,291,807)	(1,398,185)	(2,071,981)	(7,450,190)	(11,134,333)
Policyowners’ annuity and death benefits	(714,719)	(573,546)	(1,540,287)	(1,626,755)	(197,987)	(160,250)	(745,607)	(608,450)
Net transfers from (to) Fixed Account	(365,350)	(322,511)	1,844,313	1,133,077	(188,720)	(200,927)	597,575	671,537
Transfers between Investment Divisions	(198,130)	(429,329)	588,586	(10,898,421)	(534,567)	362,602	(1,233,422)	(4,236,057)

Net contributions and (withdrawals)	(3,734,482)	(4,376,689)	(6,373,357)	(22,126,190)	(2,165,202)	(1,909,279)	(6,416,083)	(11,231,187)

Increase (decrease) in net assets	(13,243,860)	3,012,909	(44,412,182)	6,810,101	(6,915,020)	1,480,434	(26,554,901)	3,033,057
NET ASSETS:
Beginning of period	44,799,420	41,786,511	175,493,451	168,683,350	22,586,374	21,105,940	93,299,423	90,266,366

End of period	$31,555,560	$44,799,420	$131,081,269	$175,493,451	$15,671,354	$22,586,374	$66,744,522	$93,299,423

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

					MainStay VP		MainStay VP
	MainStay VP		MainStay VP		Winslow		Winslow
	Wellington		Wellington		Large Cap		Large Cap
	U.S. Equity—		U.S. Equity—		Growth—		Growth—
	Initial Class		Service Class		Initial Class		Service Class
	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(588,472)	$(498,372)	$(727,607)	$(605,524)	$(664,198)	$(884,371)	$(3,509,331)	$(4,204,383)
Net realized gain (loss) on investments	3,805,133	6,484,001	51,169	1,845,577	1,488,930	3,705,826	1,715,328	17,208,138
Realized gain distribution received	13,319,524	4,048,059	12,591,776	3,510,057	10,255,685	4,313,428	60,559,989	21,754,193
Change in unrealized appreciation/(depreciation) on investments	(35,754,484)	10,336,718	(29,106,637)	12,313,563	(31,019,199)	5,148,668	(157,510,806)	21,542,772

Net increase (decrease) in net assets resulting from operations	(19,218,299)	20,370,406	(17,191,299)	17,063,673	(19,938,782)	12,283,551	(98,744,820)	56,300,720

Contributions and (withdrawals):
Payments received from policyowners	384,711	395,886	3,309,891	3,135,274	374,518	520,255	18,092,612	25,035,968
Policyowners’ surrenders	(5,216,986)	(6,698,430)	(4,637,078)	(6,020,956)	(3,083,277)	(4,956,945)	(18,778,592)	(28,590,957)
Policyowners’ annuity and death benefits	(1,545,732)	(2,133,375)	(688,120)	(636,720)	(762,069)	(988,911)	(3,212,622)	(3,040,547)
Net transfers from (to) Fixed Account	(1,071,586)	(660,392)	1,796,904	896,210	(757,934)	(340,323)	12,866,723	14,007,819
Transfers between Investment Divisions	(552,078)	(794,959)	(112,473)	(3,134,031)	(1,238,233)	(758,866)	5,666,299	(14,807,765)

Net contributions and (withdrawals)	(8,001,671)	(9,891,270)	(330,876)	(5,760,223)	(5,466,995)	(6,524,790)	14,634,420	(7,395,482)

Increase (decrease) in net assets	(27,219,970)	10,479,136	(17,522,175)	11,303,450	(25,405,777)	5,758,761	(84,110,400)	48,905,238

NET ASSETS:
Beginning of period	90,696,583	80,217,447	77,998,610	66,695,160	63,517,468	57,758,707	300,506,825	251,601,587

End of period	$63,476,613	$90,696,583	$60,476,435	$77,998,610	$38,111,691	$63,517,468	$216,396,425	$300,506,825

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	AB VPS	American Funds			American Funds
	Growth and	IS Asset		American Funds	IS Global Small
	Income	Allocation		IS The Bond Fund	Capitalization
	Portfolio—	Fund—		of America®—	Fund—
	Class B	Class 4		Class 4	Class 4
	2022(a)	2022	2021	2022(a)	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,492	$482,664	$148,547	$44,172	$(185,968)	$(203,369)
Net realized gain (loss) on investments	(80,648)	494,593	1,791,023	(10,266)	(714,351)	776,018
Realized gain distribution received	185,324	11,570,572	2,690,436	1,767	4,474,589	318,711
Change in unrealized appreciation/(depreciation) on investments	38,139	(30,244,554)	5,363,061	(85,522)	(8,534,211)	(326,419)

Net increase (decrease) in net assets resulting from operations	146,307	(17,696,725)	9,993,067	(49,849)	(4,959,941)	564,941

Contributions and (withdrawals):
Payments received from policyowners	1,759,470	19,281,346	27,983,233	1,283,247	1,340,375	1,629,042
Policyowners’ surrenders	(26,807)	(5,784,465)	(6,515,641)	(56,751)	(921,200)	(1,029,801)
Policyowners’ annuity and death benefits	—	(1,380,830)	(1,386,747)	(9,825)	(81,425)	(32,546)
Net transfers from (to) Fixed Account	437,434	12,078,691	10,201,328	578,075	922,804	1,585,769
Transfers between Investment Divisions	887,242	(2,988,390)	9,577,076	639,314	1,430,124	353,391

Net contributions and (withdrawals)	3,057,339	21,206,352	39,859,249	2,434,060	2,690,678	2,505,855

Increase (decrease) in net assets	3,203,646	3,509,627	49,852,316	2,384,211	(2,269,263)	3,070,796

NET ASSETS:
Beginning of period	—	113,697,091	63,844,775	—	15,330,062	12,259,266

End of period	$3,203,646	$117,206,718	$113,697,091	$2,384,211	$13,060,799	$15,330,062

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

					American Funds
	American Funds		American Funds		IS Washington		BlackRock®
	IS Growth		IS New World		Mutual Investors		Global Allocation
	Fund—		Fund®—		FundSM—		V.I. Fund—
	Class 4		Class 4		Class 4		Class III
	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(817,729)	$(750,379)	$(181,977)	$(480,161)	$368,480	$(110,385)	$(1,661,418)	$(824,672)
Net realized gain (loss) on investments	412,199	4,025,672	(39,686)	2,454,077	1,262,356	2,594,359	(2,800,909)	2,898,192
Realized gain distribution received	8,573,395	6,748,352	4,430,058	1,847,436	18,126,970	—	1,725,757	20,031,995
Change in unrealized appreciation/(depreciation)on investments	(31,418,280)	(430,022)	(17,690,874)	(2,030,093)	(27,939,835)	14,155,861	(18,996,272)	(16,960,471)

Net increase (decrease) in net assets resulting from operations	(23,250,415)	9,593,623	(13,482,479)	1,791,259	(8,182,029)	16,639,835	(21,732,842)	5,145,044

Contributions and (withdrawals):
Payments received from policyowners	27,889,548	14,421,210	2,844,612	3,165,255	17,052,804	7,417,623	13,988,426	17,155,480
Policyowners’ surrenders	(4,318,424)	(4,334,864)	(3,859,405)	(4,250,852)	(5,280,047)	(4,736,249)	(12,397,286)	(15,153,969)
Policyowners’ annuity and death benefits	(236,252)	(847,813)	(337,729)	(487,628)	(662,683)	(359,141)	(1,150,418)	(1,929,013)
Net transfers from (to) Fixed Account	7,164,034	6,958,157	1,115,660	1,157,346	7,489,714	5,240,846	5,761,687	5,929,964
Transfers between Investment Divisions	2,176,509	3,887	3,344,005	(675,261)	(1,210,308)	(3,102,228)	433,134	2,449,062

Net contributions and (withdrawals)	32,675,415	16,200,577	3,107,143	(1,091,140)	17,389,480	4,460,851	6,635,543	8,451,524

Increase (decrease) in net assets	9,425,000	25,794,200	(10,375,336)	700,119	9,207,451	21,100,686	(15,097,299)	13,596,568

NET ASSETS:
Beginning of period	67,588,185	41,793,985	56,763,109	56,062,990	83,831,897	62,731,211	121,689,758	108,093,190

End of period	$77,013,185	$67,588,185	$46,387,773	$56,763,109	$93,039,348	$83,831,897	$106,592,459	$121,689,758

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

			BNY Mellon		BNY Mellon
	BlackRock®		IP Technology		IP Technology		BNY Mellon
	High Yield		Growth		Growth		Sustainable U.S.
	V.I. Fund—		Portfolio—		Portfolio—		Equity Portfolio—
	Class III		Initial Shares		Service Shares		Service Shares
	2022	2021	2022	2021	2022	2021	2022(a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,904,516	$2,152,339	$(268,785)	$(430,008)	$(1,908,747)	$(2,652,088)	$(1,796)
Net realized gain (loss) on investments	(1,102,998)	476,089	(262,168)	2,690,257	(2,997,211)	11,498,115	(244)
Realized gain distribution received	—	253,092	1,792,136	3,801,021	13,503,679	24,755,801	—
Change in unrealized appreciation/(depreciation) on investments	(12,585,928)	(144,895)	(14,173,189)	(3,075,972)	(98,126,374)	(15,572,023)	(16,329)

Net increase (decrease) in net assets resulting from operations	(10,784,410)	2,736,625	(12,912,006)	2,985,298	(89,528,653)	18,029,805	(18,369)

Contributions and (withdrawals):
Payments received from policyowners	7,774,766	12,587,816	238,991	306,695	10,432,678	17,777,729	245,208
Policyowners’ surrenders	(7,119,992)	(6,389,092)	(1,422,324)	(2,135,586)	(9,555,692)	(17,222,251)	(11,103)
Policyowners’ annuity and death benefits	(625,402)	(752,893)	(334,446)	(266,075)	(1,531,744)	(2,095,897)	—
Net transfers from (to) Fixed Account	7,525,499	8,439,106	(256,084)	(144,154)	7,333,529	8,919,915	137,211
Transfers between Investment Divisions	(6,767,908)	7,125,506	110,341	(1,543,553)	10,935,285	(5,196,790)	187,500

Net contributions and (withdrawals)	786,963	21,010,443	(1,663,522)	(3,782,673)	17,614,056	2,182,706	558,816

Increase (decrease) in net assets	(9,997,447)	23,747,068	(14,575,528)	(797,375)	(71,914,597)	20,212,511	540,447

NET ASSETS:
Beginning of period	89,682,793	65,935,725	28,033,493	28,830,868	183,132,133	162,919,622	—

End of period	$79,685,346	$89,682,793	$13,457,965	$28,033,493	$111,217,536	$183,132,133	$540,447

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	ClearBridge		Columbia Variable		Columbia Variable		Columbia Variable
	Variable		Portfolio—		Portfolio—		Portfolio—
	Appreciation		Commodity		Emerging Markets		Intermediate
	Portfolio—		Strategy Fund—		Bond Fund—		Bond Fund—
	Class II		Class 2		Class 2		Class 2
	2022	2021	2022	2021	2022	2021	2022(a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(110,697)	$(190,933)	$356,123	$(22,678)	$931,330	$917,045	$2,372
Net realized gain (loss) on investments	482,496	616,415	126,453	(12,702)	(971,288)	47,213	(1,300)
Realized gain distribution received	887,628	706,350	—	—	—	—	84
Change in unrealized appreciation/(depreciation) on investments	(3,973,950)	2,355,326	(186,307)	442,955	(7,432,528)	(2,595,966)	(11,724)

Net increase (decrease) in net assets resulting from operations	(2,714,523)	3,487,158	296,269	407,575	(7,472,486)	(1,631,708)	(10,568)

Contributions and (withdrawals):
Payments received from policyowners	1,733,091	1,491,681	20,729	14,005	751,249	1,487,235	47,726
Policyowners’ surrenders	(1,105,516)	(1,075,266)	(170,910)	(112,541)	(2,602,733)	(2,755,681)	(9,420)
Policyowners’ annuity and death benefits	(216,716)	(107,562)	—	(374)	(203,221)	(361,803)	—
Net transfers from (to) Fixed Account	892,312	1,587,446	18,440	54,108	504,259	1,063,360	111,023
Transfers between Investment Divisions	(612,492)	(1,007,427)	(375,366)	(217,681)	530,796	3,513,242	130,662

Net contributions and (withdrawals)	690,679	888,872	(507,107)	(262,483)	(1,019,650)	2,946,353	279,991

Increase (decrease) in net assets	(2,023,844)	4,376,030	(210,838)	145,092	(8,492,136)	1,314,645	269,423

NET ASSETS:
Beginning of period	19,902,987	15,526,957	1,547,245	1,402,153	42,780,855	41,466,210	—

End of period	$17,879,143	$19,902,987	$1,336,407	$1,547,245	$34,288,719	$42,780,855	$269,423

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Columbia Variable				DWS
	Portfolio—		Delaware VIP®		Alternative		Fidelity® VIP
	Small Cap		Small Cap Value		Asset Allocation		Bond Index
	Value Fund—		Series—		VIP—		Portfolio—
	Class 2		Service Class		Class B		Service Class 2
	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(405,099)	$(430,061)	$(128,885)	$(115,156)	$3,723,701	$152,852	$(22,228)	$(385,875)
Net realized gain (loss) on investments	(1,094,777)	2,494,053	574,100	1,190,618	843,763	1,001,876	(1,333,598)	(402,300)
Realized gain distribution received	15,372,826	—	1,022,177	—	68,808	—	—	—
Change in unrealized appreciation/(depreciation) on investments	(18,745,815)	7,014,436	(3,721,371)	1,587,136	(11,206,543)	6,301,400	(6,555,977)	(1,253,510)

Net increase (decrease) in net assets resulting from operations	(4,872,865)	9,078,428	(2,253,979)	2,662,598	(6,570,271)	7,456,128	(7,911,803)	(2,041,685)

Contributions and (withdrawals):
Payments received from policyowners	2,963,030	2,784,502	2,254,244	1,940,878	3,276,184	1,523,441	3,711,230	4,709,987
Policyowners’ surrenders	(3,867,843)	(5,241,532)	(827,732)	(807,168)	(4,661,955)	(4,428,401)	(2,958,107)	(4,275,802)
Policyowners’ annuity and death benefits	(417,472)	(399,412)	(128,226)	(21,875)	(403,012)	(686,966)	(362,393)	(575,691)
Net transfers from (to) Fixed Account	702,368	973,939	1,195,235	1,255,678	1,335,817	1,124,214	1,903,423	3,255,290
Transfers between Investment Divisions	(2,667,536)	4,988,899	(2,812,132)	4,176,227	(2,785,191)	(3,531,298)	(3,770,313)	(435,099)

Net contributions and (withdrawals)	(3,287,453)	3,106,396	(318,611)	6,543,740	(3,238,157)	(5,999,010)	(1,476,160)	2,678,685

Increase (decrease) in net assets	(8,160,318)	12,184,824	(2,572,590)	9,206,338	(9,808,428)	1,457,118	(9,387,963)	637,000

NET ASSETS:
Beginning of period	46,651,525	34,466,701	16,388,933	7,182,595	73,789,788	72,332,670	55,134,391	54,497,391

End of period	$38,491,207	$46,651,525	$13,816,343	$16,388,933	$63,981,360	$73,789,788	$45,746,428	$55,134,391

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Fidelity® VIP		Fidelity® VIP		Fidelity® VIP		Fidelity® VIP
	ContrafundSM		ContrafundSM		Emerging Markets		Equity-Income
	Portfolio—		Portfolio—		Portfolio—		PortfolioSM—
	Initial Class		Service Class 2		Service Class 2		Initial Class
	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,202,854)	$(2,125,277)	$(4,489,704)	$(6,379,263)	$31,358	$93,173	$179,169	$210,338
Net realized gain (loss) on investments	5,727,247	10,322,968	9,418,451	30,021,589	(511,485)	634,437	549,751	1,206,521
Realized gain distribution received	5,872,717	19,172,182	17,686,986	53,087,197	—	1,382,308	1,503,569	5,528,792
Change in unrealized appreciation/(depreciation) on investments	(54,594,681)	8,143,219	(145,532,319)	19,882,855	(2,453,129)	(2,886,213)	(5,517,004)	3,415,774

Net increase (decrease) in net assets resulting from operations	(44,197,571)	35,513,092	(122,916,586)	96,612,378	(2,933,256)	(776,295)	(3,284,515)	10,361,425

Contributions and (withdrawals):
Payments received from policyowners	752,484	837,173	18,284,732	21,695,672	1,607,156	2,163,163	275,917	339,014
Policyowners’ surrenders	(8,227,841)	(9,705,743)	(34,943,305)	(46,323,122)	(829,168)	(688,379)	(3,159,436)	(3,778,085)
Policyowners’ annuity and death benefits	(2,812,425)	(2,818,736)	(3,023,527)	(4,110,982)	(54,734)	(96,164)	(905,466)	(1,152,241)
Net transfers from (to) Fixed Account	(1,009,966)	(1,080,643)	10,625,769	8,970,481	1,132,322	1,542,434	(386,532)	(557,271)
Transfers between Investment Divisions	(1,319,427)	(1,359,214)	7,189,271	(23,019,184)	173,322	2,811,483	(74,950)	(238,357)

Net contributions and (withdrawals)	(12,617,175)	(14,127,163)	(1,867,060)	(42,787,135)	2,028,898	5,732,537	(4,250,467)	(5,386,940)

Increase (decrease) in net assets	(56,814,746)	21,385,929	(124,783,646)	53,825,243	(904,358)	4,956,242	(7,534,982)	4,974,485

NET ASSETS:
Beginning of period	165,184,814	143,798,885	447,433,182	393,607,939	13,658,449	8,702,207	51,832,930	46,858,445

End of period	$108,370,068	$165,184,814	$322,649,536	$447,433,182	$12,754,091	$13,658,449	$44,297,948	$51,832,930

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

							Fidelity® VIP
	Fidelity® VIP		Fidelity® VIP		Fidelity® VIP		Government
	Equity-Income		FundsManager®		FundsManager®		Money Market
	PortfolioSM—		60% Portfolio—		60% Portfolio—		Portfolio—
	Service Class 2		Investor Class		Service Class		Investor Class
	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$455,638	$283,955	$242,806	$(4,299,617)	$152,861	$(7,093)	$(829)	$(803)
Net realized gain (loss) on investments	2,405,681	3,886,229	(217,116)	429,246	(640,249)	390,621	—	—
Realized gain distribution received	5,100,288	16,106,349	120,303,257	9,213,440	4,065,223	213,726	—	—
Change in unrealized appreciation/(depreciation) on investments	(17,920,535)	7,377,426	(258,858,130)	53,426,711	(8,127,738)	1,009,600	—	—

Net increase (decrease) in net assets resulting from operations	(9,958,928)	27,653,959	(138,529,183)	58,769,780	(4,549,903)	1,606,854	(829)	(803)

Contributions and (withdrawals):
Payments received from policyowners	13,957,859	8,773,954	182,553,244	210,072,689	6,621,072	9,956,567	699,981	415,000
Policyowners’ surrenders	(11,867,734)	(12,198,663)	(5,406,313)	(4,564,133)	(1,535,007)	(1,204,534)	—	—
Policyowners’ annuity and death benefits	(2,110,703)	(1,603,432)	(1,675,887)	(1,655,068)	(109,735)	(114,385)	—	—
Net transfers from (to) Fixed Account	5,984,233	3,097,967	—	—	2,722,700	3,402,051	—	—
Transfers between Investment Divisions	243,511	895,484	699,152	414,197	(787,145)	2,226,761	(699,152)	(414,197)

Net contributions and (withdrawals)	6,207,166	(1,034,690)	176,170,196	204,267,685	6,911,885	14,266,460	829	803

Increase (decrease) in net assets	(3,751,762)	26,619,269	37,641,013	263,037,465	2,361,982	15,873,314	—	—
NET ASSETS:
Beginning of period	150,100,720	123,481,451	760,454,208	497,416,743	25,836,500	9,963,186	—	—

End of period	$146,348,958	$150,100,720	$798,095,221	$760,454,208	$28,198,482	$25,836,500	$—	$—

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Fidelity® VIP						Fidelity® VIP
	Growth		Fidelity® VIP		Fidelity® VIP		Investment
	Opportunities		Health Care		International Index		Grade Bond
	Portfolio—		Portfolio—		Portfolio—		Portfolio—
	Service Class 2		Service Class 2		Service Class 2		Service Class 2
	2022	2021	2022	2021	2022	2021	2022 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(2,538,142)	$(3,038,904)	$(734,044)	$(654,145)	$124,406	$112,677	$23,328
Net realized gain (loss) on investments	(2,599,446)	18,913,953	(1,670,553)	1,137,279	(59,049)	137,939	(1,077)
Realized gain distribution received	32,344,759	17,389,941	3,230,112	2,577,472	—	17,328	—
Change in unrealized appreciation/(depreciation) on investments	(118,277,685)	(15,961,526)	(8,697,018)	965,564	(1,662,050)	(104,941)	(29,150)

Net increase (decrease) in net assets resulting from operations	(91,070,514)	17,303,464	(7,871,503)	4,026,170	(1,596,693)	163,003	(6,899)

Contributions and (withdrawals):
Payments received from policyowners	19,466,751	34,696,713	7,205,189	10,630,468	4,645,063	4,220,425	576,379
Policyowners’ surrenders	(12,705,937)	(17,344,888)	(4,214,958)	(3,830,140)	(452,271)	(235,875)	(33,426)
Policyowners’ annuity and death benefits	(1,137,576)	(2,228,213)	(308,347)	(852,917)	(76,733)	(31,768)	(7,753)
Net transfers from (to) Fixed Account	14,784,442	20,051,744	6,385,141	7,509,107	978,105	775,936	310,144
Transfers between Investment Divisions	(278,009)	(647,230)	(5,883,883)	9,654,917	107,549	753,775	439,548

Net contributions and (withdrawals)	20,129,671	34,528,126	3,183,142	23,111,435	5,201,713	5,482,493	1,284,892

Increase (decrease) in net assets	(70,940,843)	51,831,590	(4,688,361)	27,137,605	3,605,020	5,645,496	1,277,993
NET ASSETS:
Beginning of period	223,338,743	171,507,153	58,062,173	30,924,568	8,434,849	2,789,353	—

End of period	$152,397,900	$223,338,743	$53,373,812	$58,062,173	$12,039,869	$8,434,849	$1,277,993

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Fidelity® VIP		Franklin Templeton		Franklin Templeton		Franklin Templeton
	Mid Cap		Aggressive Model		Conservative Model		Moderate Model
	Portfolio—		Portfolio—		Portfolio—		Portfolio—
	Service Class 2		Class II		Class II		Class II
	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,487,889)	$(1,583,969)	$1,117,005	$283,950	$587,918	$360,379	$4,620,483	$1,866,019
Net realized gain (loss) on investments	1,125,712	5,729,768	239,842	921,305	(1,477,896)	392,150	(418,808)	1,652,667
Realized gain distribution received	8,327,920	22,783,757	2,645,622	2,183,528	90,553	1,472,257	2,711,504	8,085,007
Change in unrealized appreciation/(depreciation) on investments	(31,205,932)	1,854,666	(15,461,155)	1,694,773	(6,403,606)	(1,148,778)	(54,660,375)	4,844,260

Net increase (decrease) in net assets resulting from operations	(23,240,189)	28,784,222	(11,458,686)	5,083,556	(7,203,031)	1,076,008	(47,747,196)	16,447,953

Contributions and (withdrawals):
Payments received from policyowners	6,098,399	6,649,453	28,475,527	20,428,463	6,980,953	6,051,270	67,833,494	75,132,714
Policyowners’ surrenders	(11,080,445)	(13,919,668)	(2,862,439)	(1,317,307)	(7,504,750)	(2,626,380)	(14,599,501)	(8,275,976)
Policyowners’ annuity and death benefits	(999,448)	(1,235,771)	(17,874)	(45,302)	(15,318)	(16,211)	(2,013,318)	(1,408,758)
Net transfers from (to) Fixed Account	2,943,508	2,176,323	14,368,148	8,300,976	5,400,649	11,692,096	61,194,725	90,088,330
Transfers between Investment Divisions	(4,739,431)	(3,868,548)	3,744,919	3,661,764	9,764,899	8,476,119	50,115	17,167,429

Net contributions and (withdrawals)	(7,777,417)	(10,198,211)	43,708,281	31,028,594	14,626,433	23,576,894	112,465,515	172,703,739

Increase (decrease) in net assets	(31,017,606)	18,586,011	32,249,595	36,112,150	7,423,402	24,652,902	64,718,319	189,151,692

NET ASSETS:
Beginning of period	146,174,733	127,588,722	52,647,712	16,535,562	46,070,017	21,417,115	264,265,322	75,113,630

End of period	$115,157,127	$146,174,733	$84,897,307	$52,647,712	$53,493,419	$46,070,017	$328,983,641	$264,265,322

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Franklin Templeton		Franklin Templeton
	Moderately		Moderately		Invesco V.I. EQV		Invesco V.I.
	Aggressive		Conservative Model		International		Main Street
	Model Portfolio—		Portfolio—		Equity Fund—		Small Cap Fund®—
	Class II		Class II		Series II Shares		Series II Shares
	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,894,446	$1,403,612	$1,568,448	$785,975	$(24,596)	$(165,470)	$(88,286)	$(52,165)
Net realized gain (loss) on investments	(220,227)	1,115,650	(876,503)	950,048	(539,289)	999,894	(249,248)	186,148
Realized gain distribution received	4,162,660	6,630,376	343,142	3,829,091	3,378,309	2,435,115	1,140,554	354,354
Change in unrealized appreciation/(depreciation)on investments	(45,761,591)	4,655,896	(18,879,914)	(129,358)	(9,746,543)	(1,852,357)	(2,155,813)	(140,435)

Net increase (decrease) in net assets resulting from operations	(38,924,712)	13,805,534	(17,844,827)	5,435,756	(6,932,119)	1,417,182	(1,352,793)	347,902

Contributions and (withdrawals):
Payments received from policyowners	59,488,364	66,353,438	20,920,682	25,134,589	1,128,450	1,553,367	2,232,615	2,661,208
Policyowners’ surrenders	(12,219,122)	(5,227,291)	(5,690,921)	(4,824,269)	(2,763,734)	(3,150,161)	(365,206)	(251,079)
Policyowners’ annuity and death benefits	(2,241,355)	(515,094)	(1,039,028)	(875,106)	(335,514)	(321,497)	(28,535)	(37,681)
Net transfers from (to) Fixed Account	44,315,473	54,851,578	23,610,841	36,857,945	943,717	519,535	2,088,751	957,235
Transfers between Investment Divisions	479,045	16,807,184	(649,685)	7,020,048	720,437	(30,225)	690,579	2,509,522

Net contributions and (withdrawals)	89,822,405	132,269,815	37,151,889	63,313,207	(306,644)	(1,428,981)	4,618,204	5,839,205

Increase (decrease) in net assets	50,897,693	146,075,349	19,307,062	68,748,963	(7,238,763)	(11,799)	3,265,411	6,187,107

NET ASSETS:
Beginning of period	198,180,918	52,105,569	110,090,943	41,341,980	35,598,235	35,610,034	6,650,194	463,087

End of period	$249,078,611	$198,180,918	$129,398,005	$110,090,943	$28,359,472	$35,598,235	$9,915,605	$6,650,194

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

							MFS®
	Janus Henderson		Janus Henderson		Janus Henderson		International
	Enterprise		Global Research		Global Research		Intrinsic Value
	Portfolio—		Portfolio—		Portfolio—		Portfolio—
	Service Shares		Institutional Shares		Service Shares		Service Class
	2022	2021	2022	2021	2022	2021	2021	2022
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(479,315)	$(419,528)	$(190,711)	$(529,013)	$(194,066)	$(443,218)	$(353,860)	$(516,633)
Net realized gain (loss) on investments	(308,474)	1,037,574	2,454,347	3,936,960	1,065,332	3,022,680	(307,072)	1,121,549
Realized gain distribution received	6,113,046	3,061,141	5,196,668	2,663,221	3,928,503	1,895,260	1,715,794	1,132,551
Change in unrealized appreciation/(depreciation) on investments	(12,241,863)	1,038,187	(19,168,548)	2,543,689	(13,288,599)	1,402,360	(12,600,688)	1,695,684

Net increase (decrease) in net assets resulting from operations	(6,916,606)	4,717,374	(11,708,244)	8,614,857	(8,488,830)	5,877,082	(11,545,826)	3,433,151

Contributions and (withdrawals):
Payments received from policyowners	5,276,924	6,092,069	424,256	422,991	2,750,616	2,592,316	3,788,077	3,895,735
Policyowners’ surrenders	(2,639,493)	(2,935,845)	(3,204,280)	(4,286,553)	(3,004,966)	(4,978,235)	(2,629,612)	(2,684,722)
Policyowners’ annuity and death benefits	(140,725)	(141,931)	(761,315)	(879,505)	(294,264)	(372,796)	(270,587)	(417,804)
Net transfers from (to) Fixed Account	3,591,772	4,215,669	(620,180)	(207,562)	1,333,929	364,447	2,178,074	3,438,825
Transfers between Investment Divisions	(3,849,976)	(1,087,901)	(418,422)	(641,079)	187,558	(636,559)	382,081	3,373,008

Net contributions and (withdrawals)	2,238,502	6,142,061	(4,579,941)	(5,591,708)	972,873	(3,030,827)	3,448,033	7,605,042

Increase (decrease) in net assets	(4,678,104)	10,859,435	(16,288,185)	3,023,149	(7,515,957)	2,846,255	(8,097,793)	11,038,193
NET ASSETS:
Beginning of period	40,321,530	29,462,095	57,935,067	54,911,918	40,910,813	38,064,558	45,939,783	34,901,590

End of period	$35,643,426	$40,321,530	$41,646,882	$57,935,067	$33,394,856	$40,910,813	$37,841,990	$45,939,783

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MFS® Investors Trust Series— Initial Class		MFS® Investors Trust Series— Service Class		MFS® Mid Cap Value Portfolio— Service Class		MFS® Research International Portfolio— Service Class
	2022	2021	2022	2021	2022	2021	2022(a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(65,989)	$(82,575)	$(676,607)	$(783,525)	$(130,082)	$(115,639)	$5,326
Net realized gain (loss) on investments	245,983	538,513	1,586,081	5,403,484	874,309	1,162,342	(2,006)
Realized gain distribution received	1,055,429	304,240	7,900,014	2,336,357	1,702,954	126,890	11,041
Change in unrealized appreciation/(depreciation) on investments	(2,964,591)	1,381,383	(21,561,574)	8,980,287	(4,703,678)	2,633,225	6,092

Net increase (decrease) in net assets resulting from operations	(1,729,168)	2,141,561	(12,752,086)	15,936,603	(2,256,497)	3,806,818	20,453

Contributions and (withdrawals):
Payments received from policyowners	19,366	80,967	1,697,705	1,785,374	3,561,670	2,051,841	301,752
Policyowners’ surrenders	(511,888)	(680,485)	(4,061,916)	(5,685,038)	(1,654,065)	(2,050,088)	(17,768)
Policyowners’ annuity and death benefits	(123,627)	(332,338)	(430,787)	(661,962)	(239,197)	(32,224)	—
Net transfers from (to) Fixed Account	(36,245)	(159,397)	608,887	951,116	1,596,811	680,142	62,451
Transfers between Investment Divisions	(92,178)	(162,823)	(2,322,698)	(9,092,993)	(1,920,911)	6,615,732	214,420

Net contributions and (withdrawals)	(744,572)	(1,254,076)	(4,508,809)	(12,703,503)	1,344,308	7,265,403	560,855

Increase (decrease) in net assets	(2,473,740)	887,485	(17,260,895)	3,233,100	(912,189)	11,072,221	581,308
NET ASSETS:
Beginning of period	9,976,393	9,088,908	72,584,182	69,351,082	22,933,081	11,860,860	—

End of period	$7,502,653	$9,976,393	$55,323,287	$72,584,182	$22,020,892	$22,933,081	$581,308

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MFS® Research Series— Initial Class		MFS® Research Series— Service Class		Morgan Stanley VIF U.S. Real Estate Portfolio— Class II		Neuberger Berman AMT Mid Cap Growth Portfolio— Class I
	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(82,333)	$(95,534)	$(583,148)	$(612,036)	$(104,437)	$73,051	$(22,820)	$(30,652)
Net realized gain (loss) on investments	268,095	507,255	898,525	2,456,437	(594,444)	(321,214)	25,167	76,832
Realized gain distribution received	1,067,015	572,858	5,699,545	2,984,849	4,286,215	—	261,826	209,404
Change in unrealized appreciation/(depreciation) on investments	(3,128,735)	1,168,329	(15,909,879)	5,871,363	(10,279,478)	6,654,806	(839,667)	(49,681)

Net increase (decrease) in net assets resulting from operations	(1,875,958)	2,152,908	(9,894,957)	10,700,613	(6,692,144)	6,406,643	(575,494)	205,903

Contributions and (withdrawals):
Payments received from policyowners	58,852	80,323	1,075,005	2,133,602	2,140,725	1,565,294	(16,744)	20,001
Policyowners’ surrenders	(487,786)	(1,297,658)	(3,321,273)	(4,416,953)	(1,777,029)	(2,448,754)	(49,990)	(139,075)
Policyowners’ annuity and death benefits	(78,566)	(236,105)	(368,674)	(333,276)	(320,048)	(172,367)	(12,262)	(24,571)
Net transfers from (to) Fixed Account	(250,897)	(87,933)	761,343	977,517	1,291,891	571,976	933	967
Transfers between Investment Divisions	(166,533)	(46,913)	(1,940,198)	(5,340,365)	(934,165)	675,252	(10,916)	(5,845)

Net contributions and (withdrawals)	(924,930)	(1,588,286)	(3,793,797)	(6,979,475)	401,374	191,401	(88,979)	(148,523)

Increase (decrease) in net assets	(2,800,888)	564,622	(13,688,754)	3,721,138	(6,290,770)	6,598,044	(664,473)	57,380

NET ASSETS:
Beginning of period	10,572,941	10,008,319	53,717,002	49,995,864	24,273,110	17,675,066	1,935,732	1,878,352

End of period	$7,772,053	$10,572,941	$40,028,248	$53,717,002	$17,982,340	$24,273,110	$1,271,259	$1,935,732

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S		PIMCO VIT Income Portfolio— Advisor Class		PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class		PIMCO VIT Low Duration Portfolio— Advisor Class
	2022	2021	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,090,826)	$(1,441,349)	$348,364	$130,230	$(145,797)	$(69,765)	$75,698	$(344,751)
Net realized gain (loss) on investments	(429,259)	8,642,053	(372,565)	57,560	(1,966,213)	44,802	(441,754)	109,818
Realized gain distribution received	14,835,516	11,130,297	1,295	—	30,345	797,464	—	—
Change in unrealized appreciation/(depreciation) on investments	(41,720,894)	(8,604,427)	(1,423,608)	(164,894)	(7,758,177)	(4,066,471)	(1,935,550)	(578,008)

Net increase (decrease) in net assets resulting from operations	(28,405,463)	9,726,574	(1,446,514)	22,896	(9,839,842)	(3,293,970)	(2,301,606)	(812,941)

Contributions and (withdrawals):
Payments received from policyowners	4,017,894	7,340,284	4,015,089	3,805,351	2,100,719	2,854,085	3,533,184	2,066,970
Policyowners’ surrenders	(6,813,259)	(10,216,922)	(1,078,298)	(659,848)	(7,526,586)	(8,702,881)	(3,575,100)	(3,108,428)
Policyowners’ annuity and death benefits	(915,811)	(1,600,045)	(108,398)	—	(1,015,120)	(1,132,536)	(247,765)	(274,398)
Net transfers from (to) Fixed Account	2,105,443	3,059,501	2,878,274	2,412,985	1,387,667	2,266,691	4,758,098	1,904,628
Transfers between Investment Divisions	(609,241)	(1,652,475)	(2,531,968)	5,689,613	(7,560,588)	7,264,177	2,258,802	287,076

Net contributions and (withdrawals)	(2,214,974)	(3,069,657)	3,174,699	11,248,101	(12,613,908)	2,549,536	6,727,219	875,848

Increase (decrease) in net assets	(30,620,437)	6,656,917	1,728,185	11,270,997	(22,453,750)	(744,434)	4,425,613	62,907
NET ASSETS:
Beginning of period	94,865,879	88,208,962	15,562,487	4,291,490	90,123,541	90,867,975	31,859,355	31,796,448

End of period	$64,245,442	$94,865,879	$17,290,672	$15,562,487	$67,669,791	$90,123,541	$36,284,968	$31,859,355

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	PIMCO VIT		Western Asset
	Total Return		Core Plus VIT
	Portfolio—		Portfolio—
	Advisor Class		Class II
	2022	2021	2022(a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,402,538	$332,990	$15,462
Net realized gain (loss) on investments	(3,987,343)	850,347	(892)
Realized gain distribution received	—	7,351,766	—
Change in unrealized appreciation/(depreciation) on investments	(23,366,763)	(13,524,855)	(30,324)

Net increase (decrease) in net assets resulting from operations	(25,951,568)	(4,989,752)	(15,754)

Contributions and (withdrawals):
Payments received from policyowners	7,470,193	11,505,528	550,675
Policyowners’ surrenders	(11,705,895)	(14,105,728)	(8,034)
Policyowners’ annuity and death benefits	(1,258,942)	(1,967,649)	—
Net transfers from (to) Fixed Account	3,775,785	9,850,369	289,153
Transfers between Investment Divisions	(10,665,007)	(8,810,636)	411,258

Net contributions and (withdrawals)	(12,383,866)	(3,528,116)	1,243,052

Increase (decrease) in net assets	(38,335,434)	(8,517,868)	1,227,298
NET ASSETS:
Beginning of period	170,445,836	178,963,704	—

End of period	$132,110,402	$170,445,836	$1,227,298

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

NYLIAC Variable Annuity Separate Account-III (the “Separate Account”) was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). The Separate Account funds Series I policies (New York Life Variable Annuity, New York Life Flexible Premium Variable Annuity, New York Life Plus Variable Annuity and New York Life Flexible Premium Variable Annuity II), Series II policies (New York Life Access Variable Annuity), Series III policies (New York Life Premium Plus Variable Annuity), Series IV policies (New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity), Series V policies (New York Life Select Variable Annuity), Series VI policies (New York Life Premium Plus II Variable Annuity), Series VII policies (New York Life Complete Access Variable Annuity), Series VIII policies (New York Life Premier Variable Annuity), Series IX policies (New York Life Premier Plus Variable Annuity), Series X policies (New York Life Income Plus Variable Annuity), Series XI policies (New York Life Premier Variable Annuity II), Series XII policies (New York Life Premier Plus Variable Annuity II), Series XIII policies (New York Life Complete Access Variable Annuity II), Series XIV policies (New York Life Flexible Premium Variable Annuity III), Series XV policies (New York Life Income Plus Variable Annuity II), Series XVI policies (New York Life Premier Variable Annuity - FP Series), Series XVII policies (New York Life Premier Variable Annuity - P Series), Series XVIII policies (New York Life IndexFlex Variable Annuity and New York Life IndexFlex Variable Annuity - FP Series) and Series XIX policies (New York Life Premier Advisory Variable Annuity). Effective December 4, 2006, sales of the New York Life Variable Annuity and New York Life Plus Variable Annuity were discontinued. Sales of the Series II policies formerly known as MainStay Access Variable Annuity were discontinued effective October 14, 2002. Effective January 1, 2009, sales of all Series III, IV, V and VI policies formerly known as MainStay Variable Annuities were discontinued. Effective July 27, 2009, sales of Series V policies known as New York Life Select Variable Annuity were discontinued. Effective August 16, 2010, sales of all the remaining Series II, Series III, Series IV and Series VI policies were discontinued. Effective July 16, 2012 sales of the New York Life Flexible Premium Variable Annuity were discontinued. Effective February 12, 2016, sales of the Series X policies (New York Life Income Plus Variable Annuity) and Series XV policies (New York Life Income Plus II Variable Annuity) were discontinued. Effective May 1, 2016, sales of the Series VII policies (New York Life Complete Access Variable Annuity), the remaining Series I policies (New York Life Flexible Premium Variable Annuity II), Series VIII policies (New York Life Premier Variable Annuity) and Series IX policies (New York Life Premier Plus Variable Annuity) were discontinued. Effective May 1, 2020, sales of the Series XIII policies (New York Life Complete Access Variable Annuity II) were discontinued.

NYLIAC established the Separate Account to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC, as well as certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC and NYLIFE Distributors LLC are both indirect, wholly-owned subsidiaries of NYLIC. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows the accounting and reporting guidance under ASC 946.

The assets of the Separate Account are invested in shares of eligible portfolios of the MainStay VP Funds Trust, the AB Variable Products Series Fund, Inc., the AIM Variable Insurance Funds, the American Funds Insurance Series, the BlackRock® Variable Series Funds, Inc., the BlackRock® Variable Series Funds II, Inc., the BNY Mellon Investment Portfolios, the Columbia Funds Variable Insurance Trust, the Columbia Funds Variable Series Trust II, the Delaware VIP® Trust, the Deutsche DWS Variable Series II, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Legg Mason Partners Variable Equity Trust, the Legg Mason Partners Variable Income Trust, the MFS® Variable Insurance Trust, the MFS® Variable Insurance Trust II, the MFS® Variable Insurance Trust III, the Morgan Stanley Variable Insurance Fund, Inc., the Neuberger Berman Advisers Management Trust and the PIMCO Variable Insurance Trust, (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging (DCA) Advantage Accounts represent a portion of the general account assets of NYLIAC and are not included in this report. NYLIAC’s Fixed Account and the DCA Advantage Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

The MainStay VP U.S. Government Money Market, MainStay VP Natural Resources—Initial Class and Fidelity® VIP Government Money Market Portfolio—Investor Class offer one class of shares under this Separate Account which are presented within the initial class section. MainStay VP Balanced—Service Class, MainStay VP CBRE Global Infrastructure—Service Class, MainStay VP Conservative Allocation—Service Class, MainStay VP Equity Allocation—Service Class, MainStay VP Floating Rate—Service Class, MainStay VP Growth Allocation—Service Class, MainStay VP IQ Hedge Multi-Strategy—Service Class, MainStay VP MacKay Strategic Bond—Service Class, MainStay VP Moderate Allocation—Service Class, MainStay VP PIMCO Real Return Portfolio—Service Class,

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

AB VPS Growth and Income Portfolio—Class B, American Funds IS Asset Allocation—Class 4, American Funds IS The Bond Fund of America®—Class 4, American Funds IS Global Small Capitalization Fund—Class 4, American Funds IS Growth Fund—Class 4, American Funds IS New World Fund®—Class 4, American Funds IS Washington Mutual Investors FundSM—Class 4, BlackRock® Global Allocation V.I. Fund—Class III, BlackRock® High Yield V.I. Fund—Class III, BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares, ClearBridge Variable Appreciation Portfolio—Class II, Columbia Variable Portfolio—Commodity Strategy Fund—Class 2, Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2, Columbia Variable Portfolio—Intermediate Bond Fund—Class 2, Columbia Variable Portfolio—Small Cap Value Fund—Class 2, Delaware VIP® Small Cap Value Series—Service Class, DWS Alternative Asset Allocation VIP—Class B, Fidelity® VIP Bond Index Portfolio—Service Class 2, Fidelity® VIP Emerging Markets Portfolio —Service Class 2, Fidelity® VIP Growth Opportunities Portfolio—Service Class 2, Fidelity® VIP Health Care Portfolio—Service Class 2, Fidelity® VIP International Index Portfolio—Service Class 2, Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2, Fidelity® VIP Mid Cap—Service Class 2, Franklin Templeton Aggressive Model Portfolio—Class II, Franklin Templeton Conservative Model Portfolio—Class II, Franklin Templeton Moderate Model Portfolio—Class II, Franklin Templeton Moderately Aggressive Model Portfolio —Class II, Franklin Templeton Moderately Conservative Model Portfolio—Class II, Invesco V.I. EQV International Equity Fund—Series II Shares, Invesco V.I. Main Street Small Cap Fund®—Series II Shares, Janus Henderson Enterprise Portfolio—Service Shares, MFS® International Intrinsic Value Portfolio—Service Class, MFS® Mid Cap Value Portfolio—Service Class, MFS® Research International Series—Service Class, Morgan Stanley VIF U.S. Real Estate Portfolio—Class II, PIMCO VIT Income Portfolio—Advisor Class, PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class, PIMCO VIT Low Duration—Advisor Class, PIMCO VIT Total Return Portfolio—Advisor Class and Western Asset Core Plus VIT Portfolio—Class II offer one class of shares under this Separate Account which are presented within the service class section.

The following Investment Divisions, with their respective Fund portfolios, are available in this Separate Account:

MainStay VP American Century Sustainable Equity—Initial Class (formerly MainStay VP T. Rowe Price Equity Income—Initial Class)

MainStay VP American Century Sustainable Equity—Service Class (formerly MainStay VP T. Rowe Price Equity Income—Service Class)

MainStay VP Balanced—Service Class

MainStay VP Bond—Initial Class

MainStay VP Bond—Service Class

MainStay VP Candriam Emerging Markets Equity—Initial Class

MainStay VP Candriam Emerging Markets Equity—Service Class

MainStay VP CBRE Global Infrastructure—Service Class

MainStay VP Conservative Allocation—Service Class

MainStay VP Epoch U.S. Equity Yield—Initial Class

MainStay VP Epoch U.S. Equity Yield—Service Class

MainStay VP Equity Allocation—Service Class

MainStay VP Fidelity Institutional AM® Utilities—Initial Class

MainStay VP Fidelity Institutional AM® Utilities—Service Class

MainStay VP Floating Rate—Service Class

MainStay VP Growth Allocation—Service Class

MainStay VP Income Builder—Initial Class

MainStay VP Income Builder—Service Class

MainStay VP IQ Hedge Multi-Strategy—Service Class

MainStay VP Janus Henderson Balanced—Initial Class

MainStay VP Janus Henderson Balanced—Service Class

MainStay VP MacKay Convertible—Initial Class

MainStay VP MacKay Convertible—Service Class

MainStay VP MacKay Government—Initial Class

MainStay VP MacKay Government—Service Class

MainStay VP MacKay High Yield Corporate Bond—Initial Class

MainStay VP MacKay High Yield Corporate Bond—Service Class

MainStay VP MacKay International Equity—Initial Class

MainStay VP MacKay International Equity—Service Class

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

MainStay VP MacKay Strategic Bond—Service Class

MainStay VP Moderate Allocation—Service Class

MainStay VP Natural Resources—Initial Class

MainStay VP PIMCO Real Return—Service Class

MainStay VP S&P 500 Index—Initial Class (formerly MainStay VP MacKay S&P 500 Index—Initial Class)

MainStay VP S&P 500 Index—Service Class (formerly MainStay VP MacKay S&P 500 Index—Service Class)

MainStay VP Small Cap Growth—Initial Class

MainStay VP Small Cap Growth—Service Class

MainStay VP U.S. Government Money Market—Initial Class

MainStay VP Wellington Growth—Initial Class

MainStay VP Wellington Growth—Service Class

MainStay VP Wellington Mid Cap—Initial Class

MainStay VP Wellington Mid Cap—Service Class

MainStay VP Wellington Small Cap—Initial Class

MainStay VP Wellington Small Cap—Service Class

MainStay VP Wellington U.S. Equity—Initial Class

MainStay VP Wellington U.S. Equity—Service Class

MainStay VP Winslow Large Cap Growth—Initial Class

MainStay VP Winslow Large Cap Growth—Service Class

AB VPS Growth and Income Portfolio—Class B

American Funds IS Asset Allocation Fund—Class 4

American Funds IS The Bond Fund of America®—Class 4

American Funds IS Global Small Capitalization Fund—Class 4

American Funds IS Growth Fund—Class 4

American Funds IS New World Fund®—Class 4

American Funds IS Washington Mutual Investors FundSM—Class 4

BlackRock® Global Allocation V.I. Fund—Class III

BlackRock® High Yield V.I. Fund—Class III

BNY Mellon IP Technology Growth Portfolio—Initial Shares

BNY Mellon IP Technology Growth Portfolio—Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares

ClearBridge Variable Appreciation Portfolio—Class II

Columbia Variable Portfolio—Commodity Strategy Fund—Class 2

Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2

Columbia Variable Portfolio—Intermediate Bond Fund—Class 2

Columbia Variable Portfolio—Small Cap Value Fund—Class 2

Delaware VIP® Small Cap Value Series—Service Class

DWS Alternative Asset Allocation VIP—Class B

Fidelity® VIP Bond Index Portfolio—Service Class 2

Fidelity® VIP ContrafundSM Portfolio—Initial Class

Fidelity® VIP ContrafundSM Portfolio—Service Class 2

Fidelity® VIP Emerging Markets Portfolio—Service Class 2

Fidelity® VIP Equity-Income PortfolioSM—Initial Class

Fidelity® VIP Equity-Income PortfolioSM—Service Class 2

Fidelity® VIP FundsManager® 60% Portfolio—Investor Class

Fidelity® VIP FundsManager® 60% Portfolio—Service Class

Fidelity® VIP Government Money Market Portfolio—Investor Class

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Fidelity® VIP Growth Opportunities Portfolio—Service Class 2

Fidelity® VIP Health Care Portfolio—Service Class 2

Fidelity® VIP International Index Portfolio—Service Class 2

Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2

Fidelity® VIP Mid Cap Portfolio—Service Class 2

Franklin Templeton Aggressive Model Portfolio—Class II

Franklin Templeton Conservative Model Portfolio—Class II

Franklin Templeton Moderate Model Portfolio—Class II

Franklin Templeton Moderately Aggressive Model Portfolio—Class II

Franklin Templeton Moderately Conservative Model Portfolio—Class II

Invesco V.I. EQV International Equity Fund—Series II Shares (formerly Invesco V.I. International Growth Fund—Series II Shares)

Invesco V.I. Main Street Small Cap Fund®—Series II Shares

Janus Henderson Enterprise Portfolio—Service Shares

Janus Henderson Global Research Portfolio—Institutional Shares

Janus Henderson Global Research Portfolio—Service Shares

MFS® International Intrinsic Value Portfolio—Service Class

MFS® Investors Trust Series—Initial Class

MFS® Investors Trust Series—Service Class

MFS® Mid Cap Value Portfolio—Service Class

MFS® Research International Portfolio—Service Class

MFS® Research Series—Initial Class

MFS® Research Series—Service Class

Morgan Stanley VIF U.S. Real Estate Portfolio—Class II

Neuberger Berman AMT Mid Cap Growth Portfolio—Class I

Neuberger Berman AMT Mid Cap Growth Portfolio—Class S

PIMCO VIT Income Portfolio—Advisor Class

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class

PIMCO VIT Low Duration Portfolio—Advisor Class

PIMCO VIT Total Return Portfolio—Advisor Class

Western Asset Core Plus VIT Portfolio—Class II

Not all investment options are available under all policies.

New investments in the MainStay VP Candriam Emerging Markets Equity, MainStay VP Wellington Growth and Columbia Variable Portfolio—Commodity Strategy Fund Investment Divisions are restricted to those policies already invested in these Investment Divisions. Effective May 1, 2022, MainStay VP American Century Sustainable Equity was re-opened to new premium allocations and transfers.

For Series I policies known as New York Life Flexible Premium Variable Annuity II and Series VII, VIII, IX, X, XI, XII, XIII, XIV, XV, XVI and XIX policies, initial premium payments are allocated to the Investment Divisions, Fixed Account (where available) and/or DCA Advantage Accounts (where available) within two business days after receipt. For Series I, III, IV, V, VI, VII, VIII, IX, X, XI, XII, XIII, XIV, XV, XVI and XIX policies, subsequent premium payments for flexible premium policies are generally allocated to the Investment Divisions, one year Fixed Account (where available), three year Fixed Account (where available), and/or DCA Advantage Accounts (where available) at the close of the business day they are received. For Series II policies, known as New York Life Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, known as New York Life Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III, VI, VIII and IX policies, only one premium payment is allowed. In those states where NYLIAC offers a modified premium version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. For Series XVII and XVIII policies known as the New York Life Premier Variable Annuity - P Series, New York Life

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

IndexFlex Variable Annuity and New York Life IndexFlex Variable Annuity - FP Series, initial premium payments are allocated to the Investment Division within two business days after receipt. Subsequent initial premium payments must be received within 90 days after the Policy Date and will be allocated to your policy at the close of the Business Day on which they are received.

In addition, for Series I, II, III, VI, VII, VIII, IX, XI, XII, XIII, XIV and XVI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the one-year Fixed Account of NYLIAC subject to certain restrictions. For Series XVIII policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account, from one or more Investment Divisions to the Index-linked Account or the Fixed Account of NYLIAC, subject to certain restrictions. For Series XIX policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account subject to certain restrictions. On the accompanying Statement of Changes in Net Assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Accounts.

No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.

Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.

The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability.

Investments in the mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of the shares held at the valuation date, which represents fair value, and are classified as level 1.

The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Investment Division of the Separate Account indirectly bears exposure to the market, credit and liquidity risks of the Fund portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Fund portfolios.

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

	Purchases	Sales
MainStay VP American Century Sustainable Equity—Initial Class	$5,029	$5,586
MainStay VP American Century Sustainable Equity—Service Class	11,352	15,490
MainStay VP Balanced—Service Class	51,884	32,095
MainStay VP Bond—Initial Class	1,567	4,806
MainStay VP Bond—Service Class	11,706	23,287
MainStay VP Candriam Emerging Markets Equity—Initial Class	1,533	1,018
MainStay VP Candriam Emerging Markets Equity—Service Class	7,641	4,193
MainStay VP CBRE Global Infrastructure—Service Class	10,355	6,054
MainStay VP Conservative Allocation—Service Class	45,716	44,024
MainStay VP Epoch U.S. Equity Yield—Initial Class	4,575	12,092
MainStay VP Epoch U.S. Equity Yield—Service Class	26,921	28,584
MainStay VP Equity Allocation—Service Class	35,402	25,320
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	53	69
MainStay VP Fidelity Institutional AM® Utilities—Service Class	52,957	66,794
MainStay VP Floating Rate—Service Class	76,153	42,694
MainStay VP Growth Allocation—Service Class	59,786	52,555
MainStay VP Income Builder—Initial Class	6,253	6,222
MainStay VP Income Builder—Service Class	35,263	23,123
MainStay VP IQ Hedge Multi-Strategy—Service Class	4,337	11,764
MainStay VP Janus Henderson Balanced—Initial Class	12,454	17,509
MainStay VP Janus Henderson Balanced—Service Class	118,474	50,852
MainStay VP MacKay Convertible—Initial Class	10,099	11,836
MainStay VP MacKay Convertible—Service Class	71,565	56,395
MainStay VP MacKay Government—Initial Class	1,030	3,121
MainStay VP MacKay Government—Service Class	6,457	13,945
MainStay VP MacKay High Yield Corporate Bond—Initial Class	7,759	20,065
MainStay VP MacKay High Yield Corporate Bond—Service Class	74,972	117,961
MainStay VP MacKay International Equity—Initial Class	3,647	2,605
MainStay VP MacKay International Equity—Service Class	23,697	9,116
MainStay VP MacKay Strategic Bond—Service Class	15,116	39,475
MainStay VP Moderate Allocation—Service Class	60,452	45,066
MainStay VP Natural Resources—Initial Class	43,019	43,378
MainStay VP PIMCO Real Return—Service Class	20,072	21,271
MainStay VP S&P 500 Index—Initial Class	9,882	23,019
MainStay VP S&P 500 Index—Service Class	128,823	67,277
MainStay VP Small Cap Growth—Initial Class	9,920	4,233
MainStay VP Small Cap Growth—Service Class	14,306	8,319
MainStay VP U.S. Government Money Market—Initial Class	184,139	104,786
MainStay VP Wellington Growth—Initial Class	21,737	9,551
MainStay VP Wellington Growth—Service Class	6,662	2,465

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
MainStay VP Wellington Mid Cap—Initial Class	$13,633	$4,675
MainStay VP Wellington Mid Cap—Service Class	65,455	18,505
MainStay VP Wellington Small Cap—Initial Class	5,042	2,827
MainStay VP Wellington Small Cap—Service Class	25,058	12,970
MainStay VP Wellington U.S. Equity—Initial Class	14,243	9,514
MainStay VP Wellington U.S. Equity—Service Class	21,145	9,611
MainStay VP Winslow Large Cap Growth—Initial Class	11,175	7,051
MainStay VP Winslow Large Cap Growth—Service Class	104,607	32,921
AB VPS Growth and Income Portfolio—Class B	3,696	450
American Funds IS Asset Allocation Fund—Class 4	47,439	14,179
American Funds IS The Bond Fund of America®—Class 4	2,703	223
American Funds IS Global Small Capitalization Fund—Class 4	8,783	1,803
American Funds IS Growth Fund—Class 4	48,545	8,114
American Funds IS New World Fund®—Class 4	12,922	5,567
American Funds IS Washington Mutual Investors FundSM—Class 4	48,210	12,325
BlackRock® Global Allocation V.I. Fund—Class III	26,022	19,322
BlackRock® High Yield V.I. Fund—Class III	19,234	15,625
BNY Mellon IP Technology Growth Portfolio—Initial Shares	3,204	3,344
BNY Mellon IP Technology Growth Portfolio—Service Shares	50,448	21,239
BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares	806	249
ClearBridge Variable Appreciation Portfolio—Class II	4,446	2,978
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	567	718
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	4,474	4,563
Columbia Variable Portfolio—Intermediate Bond Fund—Class 2	314	32
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	25,870	14,189
Delaware VIP® Small Cap Value Series—Service Class	7,008	6,434
DWS Alternative Asset Allocation VIP—Class B	16,765	16,211
Fidelity® VIP Bond Index Portfolio—Service Class 2	7,920	9,418
Fidelity® VIP ContrafundSM Portfolio—Initial Class	7,211	15,158
Fidelity® VIP ContrafundSM Portfolio—Service Class 2	60,191	48,861
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	4,725	2,665
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	3,519	6,087
Fidelity® VIP Equity-Income PortfolioSM—Service Class 2	41,006	29,243
Fidelity® VIP FundsManager® 60% Portfolio—Investor Class	300,506	3,789
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	16,538	5,408
Fidelity® VIP Government Money Market Portfolio—Investor Class	701	701
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	83,151	33,215
Fidelity® VIP Health Care Portfolio—Service Class 2	21,206	15,527
Fidelity® VIP International Index Portfolio—Service Class 2	6,773	1,447
Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2	1,377	69
Fidelity® VIP Mid Cap Portfolio—Service Class 2	19,309	20,247

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
Franklin Templeton Aggressive Model Portfolio—Class II	$53,522	$6,051
Franklin Templeton Conservative Model Portfolio—Class II	30,725	15,420
Franklin Templeton Moderate Model Portfolio—Class II	143,317	23,520
Franklin Templeton Moderately Aggressive Model Portfolio—Class II	118,575	21,695
Franklin Templeton Moderately Conservative Model Portfolio—Class II	55,098	16,035
Invesco V.I. EQV International Equity Fund—Series II Shares	8,306	5,259
Invesco V.I. Main Street Small Cap Fund®—Series II Shares	7,324	1,653
Janus Henderson Enterprise Portfolio—Service Shares	15,121	7,249
Janus Henderson Global Research Portfolio—Institutional Shares	6,053	5,627
Janus Henderson Global Research Portfolio—Service Shares	9,937	5,229
MFS® International Intrinsic Value Portfolio—Service Class	11,215	6,405
MFS® Investors Trust Series—Initial Class	1,186	941
MFS® Investors Trust Series—Service Class	11,062	8,348
MFS® Mid Cap Value Portfolio—Service Class	12,281	9,364
MFS® Research International Portfolio—Service Class	614	37
MFS® Research Series—Initial Class	1,164	1,104
MFS® Research Series—Service Class	8,895	7,572
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	10,331	5,748
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	294	144
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	26,468	14,938
PIMCO VIT Income Portfolio—Advisor Class	9,544	6,019
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	6,556	19,285
PIMCO VIT Low Duration Portfolio—Advisor Class	16,661	9,858
PIMCO VIT Total Return Portfolio—Advisor Class	18,432	29,413
Western Asset Core Plus VIT Portfolio—Class II	1,278	19

Total	$3,042,671	$1,742,422

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust, for a fee. New York Life Investments retains several sub-advisors, including American Century Investment Management, Inc. (“American Century”), Brown Advisory LLC (“Brown Advisory”), Candriam Belgium S.A. (“Candriam Belgium”), CBRE Investment Management Listed Real Assets LLC (“CBRE”), Epoch Investment Partners, Inc. (“Epoch”), FIAM LLC (“FIAM”), IndexIQ Advisors LLC (“IndexIQ Advisors”), Janus Henderson Investors US LLC (“Janus”), MacKay Shields LLC (“MacKay”), Newton Investment Management North America, LLC (“NIMNA”), New York Life Investors LLC (“NYLI”), Pacific Investment Management Company LLC (“PIMCO”), Segall Bryant & Hamill, LLC (“SBH”), Wellington Management Company LLP (“Wellington”) and Winslow Capital Management, LLC (“Winslow Capital”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.

New York Life Investments, MacKay, IndexIQ Advisors and NYLI are all indirect, wholly-owned subsidiaries of NYLIC. American Century is a wholly-owned subsidiary of American Century Companies, Inc., a privately held corporation. Brown Advisory is a wholly-owned subsidiary of Brown Advisory Management, LLC. Candriam Belgium is a part of Candriam Investors Group. CBRE is the listed real asset solution within CBRE Investment Management. Epoch is an indirect, wholly-owned subsidiary of Toronto Dominion Bank. FIAM is an indirectly held wholly-owned subsidiary of FMR LLC. Janus is a wholly-owned subsidiary of Janus Henderson Group, Plc, doing business as Janus Henderson Investors. NIMNA is an indirect subsidiary of the Bank of New York Mellon Corporation. PIMCO is a majority owned subsidiary of Allianz Asset Management of America L.P. SBH is a wholly-owned subsidiary of CI Financial Corp, Wellington is an independent investment advisory firm. Winslow Capital is a wholly-owned subsidiary of Nuveen, LLC.

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, VI, VIII, IX, X, XI, XII, XIV, XV, XVI, XVII and XVIII policies. Policies in Series II, VII and XIII are not subject to surrender charges on partial withdrawals and surrenders. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For New York Life Flexible Premium Variable Annuity and New York Life Flexible Premium Variable Annuity II policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

For New York Life Premium Plus Variable Annuity policies, which are part of Series III and New York Life Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies; depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years (8% during the first four payment years for policies sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC or banks) and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offered a single premium version of the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity, the surrender charge was lower.

For the New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies; depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

For New York Life Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

For New York Life Premier Variable Annuity policies, which are part of Series VIII, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

For New York Life Premier Plus Variable Annuity policies, which are part of Series IX, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made.

For New York Life Income Plus Variable Annuity policies with the Income Benefit Rider, which are part of Series X, the percentage of the surrender charge varies; depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

For New York Life Income Plus Variable Annuity policies with the Guaranteed Future Income Benefit Rider, which are also part of Series X, the product becomes a single premium product where surrender charges are based on the Policy Year. This charge is 8% during the first Policy Year and declines by 1% per year for each Policy Year, until the seventh Policy Year, after which no charge is made.

For New York Life Premier Variable Annuity II policies, which are part of Series XI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. For policies applied for before May 1, 2019, this charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made. For policies applied for on or after May 1, 2019, this charge is 7% during the first two payment years and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

For New York Life Premier Plus Variable Annuity II policies, which are part of Series XII, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made.

For New York Life Flexible Premium Variable Annuity III policies, which are part of Series XIV, the percentage of surrender charge is based on the Policy Year. This charge is 7% for the first three Policy Years and declines to 1% per year for each additional Policy Year, until the ninth Policy Year, after which no charge is made.

For New York Life Income Plus Variable Annuity II policies with the Guaranteed Future Income Benefit Rider, which are part of Series XV, the product is a single premium product where surrender charges are based on the Policy Year. This charge is 8% during the first Policy Year and declines by 1% per year for each additional Policy Year, until the seventh Policy Year, after which no charge is made.

For New York Life Premier Variable Annuity - FP Series policies, which are part of Series XVI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

For New York Life Premier Variable Annuity - P Series policies, which are part of Series XVII, the charge is assessed as a percentage of the amount withdrawn or surrendered during the first seven Policy Years following the Policy Date. This charge is 7% during the first two Policy Years and declines by 1% per year for each additional Policy Year, until the seventh Policy Year, after which no charge is made.

For New York Life IndexFlex Variable Annuity and New York Life IndexFlex Variable Annuity - FP Series policies, which are part of Series XVIII, the charge is assessed as a percentage of the amount withdrawn or surrendered during the first seven Policy Years, first six Policy Years or first five Policy Years following the Policy Date, depending on the surrender charge period chosen when the policy is issued. For the seven year surrender charge period, the charge is 8% during the first two Policy Years and declines by 1% per year for each additional Policy Year, until the seventh Policy Year, after which no charge is made. For the six year surrender charge period, the charge is 8% during the first two Policy Years and declines by 1% per year for each additional Policy Year, until the sixth Policy Year, after which no charge is made. For the five year surrender charge period, the charge is 8% during the first two Policy Years and declines by 1% per year for each additional Policy Year, until the fifth Policy Year, after which no charge is made.

All surrender charges are recorded with policyowners’ surrenders in the accompanying Statement of Changes in Net Assets. Surrender charges are paid to NYLIAC.

NYLIAC also deducts an annual policy service charge from the policy’s accumulation value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II, IV, VII and XIV policies and $100,000 for Series III, V, VI, VIII, IX, XI, XII, XIII and XVI policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For New York Life Flexible Premium Variable Annuity and New York Life Flexible Premium Variable Annuity II, which are also part of Series I, this charge is $30 per policy. For Series II, VII and XIII policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, VI, VIII, IX, XI, XII, XIV and XVI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. For Series X and XV policies, the charge is $30 per policy and is waived either upon (a) registration with delivery of all available materials that we normally mail, (b) the Variable Account Annuity Commencement Date, or (c) the Income Benefit (for Series X policies)/GFIB Payment Commencement Date (whichever comes first). These charges are shown as a reduction to payments received from policyowners in the accompanying Statement of Changes in Net Assets.

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V, VI, VII, VIII, IX, X, XI, XII, XIII, XIV, XV, XVI and XVIII policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V, VI, VII, VIII, IX, X, XI, XII, XIII, XIV and XV policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85%, 1.75%, 1.65%, 1.35%, 1.65%, 1.35%, 1.30% during the surrender charge period for the initial premium and 1.10% after the surrender charge period for the initial premium for policies applied for before May 1, 2016 and 1.20% during the surrender charge period for the initial premium and 1.00% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016, 1.60% during the surrender charge period for the initial premium and 1.40% after the surrender charge period for the initial premium for policies applied for before May 1, 2016 and 1.50% during the surrender charge period for the initial premium and 1.30% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016, 1.60%, 1.35% during the surrender charge period for the initial premium and 1.15% after the surrender charge period for the initial premium for policies applied for before May 1, 2016 and 1.30% during the surrender charge period for the initial premium and 1.10% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016 and 1.35%, for Series XVI policies, the charge is 1.20% during the surrender charge period for the initial premium and 1.00% after the surrender charge period for the initial premium, for New York Life Premier Variable Annuity - FP Series, for Series XVII policies, the charge is 1.20% during the surrender charge period and 1.00% after the surrender charge period, for New York Life Premier Variable Annuity - P Series, for Series XVIII policies, the charge is 1.20% for the seven year surrender charge period, 1.25% for the six year surrender charge period and 1.30% for the five year surrender charge period, for New York Life IndexFlex Variable Annuity and New York Life IndexFlex Variable Annuity - FP Series, for Series XIX policies, the charge is 0.30% if on a monthly policy anniversary, the accumulation value is greater than or equal to $1,000,000, the charge is 0.35% if on a monthly policy anniversary, the accumulation value is greater than or equal to $500,000 but less than $1,000,000 and the charge is 0.40% if on a monthly policy anniversary, the accumulation value is less than $1,000,000 for New York Life Premier Advisory Variable Annuity, respectively, of the daily average variable accumulation value of each Investment Division, and is the same rate for each of the five periods presented in the Financial Highlights section. These charges are disclosed in the accompanying Statement of Operations.

In addition, New York Life Income Plus Variable Annuity and New York Life Income Plus Variable Annuity II policies, which are part of Series X and Series XV, are subject to a Guaranteed Future Income Benefit Charge if the Guaranteed Future Income Benefit Rider is chosen. This charge is an annualized percentage of the average daily Unfunded Income Benefit Base (as defined in the New York Life Income Plus Variable Annuity and New York Life Income Plus Variable Annuity II prospectuses) each policy quarter, deducted from the variable accumulation unit value on a quarterly basis. On an annual basis, the charge equals 1.00% (0.25% quarterly) of the Unfunded Income Benefit Base.

In order to purchase the New York Life Premier Advisory Variable Annuity, which is part of Series XIX, the purchaser must be an advisory client of Eagle Strategies LLC (Eagle or the Investment Adviser), NYLIAC’s affiliated investment adviser, and agree to pay an ongoing, asset-based fee (Advisory Fee) to Eagle for ongoing, investment advisory services relating to the policy. The Advisory Fee that is charged by the Investment Adviser is covered in a separate agreement between the purchaser and the Investment Adviser, and is separate from, and in addition to, the fees and expenses that are described in the prospectus.

Separate Account policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of NYLIAC. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.00%, distribution (12b-1) fees range from 0.00% to 0.30%, and other expenses range from 0.00% to 0.50%. These ranges are shown as a percentage of average net assets as of December 31, 2021, and approximate the ranges as of December 31, 2022.

NOTE 4—Distribution of Net Income:

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s):

The changes in units outstanding for the years ended December 31, 2022 and 2021 were as follows:

	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP American Century Sustainable Equity—Initial Class	13	(220)	(207)	9	(233)	(224)
MainStay VP American Century Sustainable Equity—Service Class	256	(717)	(461)	45	(844)	(799)
MainStay VP Balanced—Service Class	2,125	(1,836)	289	1,584	(920)	664
MainStay VP Bond—Initial Class	52	(227)	(175)	55	(156)	(101)
MainStay VP Bond—Service Class	1,022	(2,035)	(1,013)	1,631	(1,869)	(238)
MainStay VP Candriam Emerging Markets Equity—Initial Class	45	(108)	(63)	30	(116)	(86)
MainStay VP Candriam Emerging Markets Equity—Service Class	427	(437)	(10)	177	(654)	(477)
MainStay VP CBRE Global Infrastructure—Service Class	1,348	(903)	445	291	(145)	146
MainStay VP Conservative Allocation—Service Class	1,558	(2,763)	(1,205)	1,632	(2,100)	(468)
MainStay VP Epoch U.S. Equity Yield—Initial Class	25	(375)	(350)	22	(380)	(358)
MainStay VP Epoch U.S. Equity Yield—Service Class	1,279	(1,098)	181	565	(1,062)	(497)
MainStay VP Equity Allocation—Service Class	745	(1,301)	(556)	246	(1,501)	(1,255)
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	1	(3)	(2)	1	(14)	(13)
MainStay VP Fidelity Institutional AM® Utilities—Service Class	2,323	(3,528)	(1,205)	860	(2,821)	(1,961)
MainStay VP Floating Rate—Service Class	6,129	(3,390)	2,739	2,348	(1,860)	488
MainStay VP Growth Allocation—Service Class	1,033	(2,633)	(1,600)	547	(3,277)	(2,730)
MainStay VP Income Builder—Initial Class	25	(172)	(147)	37	(140)	(103)
MainStay VP Income Builder—Service Class	1,708	(1,437)	271	1,778	(1,125)	653
MainStay VP IQ Hedge Multi-Strategy—Service Class	412	(1,392)	(980)	573	(856)	(283)
MainStay VP Janus Henderson Balanced—Initial Class	47	(728)	(681)	39	(754)	(715)
MainStay VP Janus Henderson Balanced—Service Class	7,526	(2,787)	4,739	4,892	(2,389)	2,503
MainStay VP MacKay Convertible—Initial Class	18	(233)	(215)	37	(168)	(131)
MainStay VP MacKay Convertible—Service Class	2,181	(2,399)	(218)	2,931	(1,554)	1,377
MainStay VP MacKay Government—Initial Class	42	(170)	(128)	48	(160)	(112)
MainStay VP MacKay Government—Service Class	587	(1,331)	(744)	912	(1,755)	(843)
MainStay VP MacKay High Yield Corporate Bond—Initial Class	42	(441)	(399)	41	(319)	(278)
MainStay VP MacKay High Yield Corporate Bond—Service Class	3,713	(7,052)	(3,339)	6,646	(4,444)	2,202
MainStay VP MacKay International Equity—Initial Class	27	(96)	(69)	16	(72)	(56)
MainStay VP MacKay International Equity—Service Class	707	(496)	211	288	(601)	(313)
MainStay VP MacKay Strategic Bond—Service Class	1,016	(3,416)	(2,400)	1,442	(2,175)	(733)
MainStay VP Moderate Allocation—Service Class	1,393	(2,517)	(1,124)	1,170	(2,464)	(1,294)
MainStay VP Natural Resources—Initial Class	3,369	(3,722)	(353)	1,634	(2,797)	(1,163)
MainStay VP PIMCO Real Return—Service Class	1,436	(1,939)	(503)	1,845	(2,989)	(1,144)
MainStay VP S&P 500 Index—Initial Class	35	(310)	(275)	33	(289)	(256)
MainStay VP S&P 500 Index—Service Class	7,436	(2,545)	4,891	4,440	(2,663)	1,777
MainStay VP Small Cap Growth—Initial Class	59	(179)	(120)	19	(259)	(240)
MainStay VP Small Cap Growth—Service Class	372	(418)	(46)	434	(421)	13
MainStay VP U.S. Government Money Market—Initial Class	56,393	(34,712)	21,681	26,073	(52,058)	(25,985)
MainStay VP Wellington Growth—Initial Class	14	(205)	(191)	10	(215)	(205)
MainStay VP Wellington Growth—Service Class	37	(79)	(42)	12	(139)	(127)
MainStay VP Wellington Mid Cap—Initial Class	13	(108)	(95)	23	(120)	(97)
MainStay VP Wellington Mid Cap—Service Class	747	(736)	11	408	(1,129)	(721)
MainStay VP Wellington Small Cap—Initial Class	43	(239)	(196)	108	(261)	(153)

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP Wellington Small Cap—Service Class	458	(907)	(449)	577	(1,292)	(715)
MainStay VP Wellington U.S. Equity—Initial Class	11	(142)	(131)	14	(154)	(140)
MainStay VP Wellington U.S. Equity—Service Class	493	(344)	149	261	(391)	(130)
MainStay VP Winslow Large Cap Growth—Initial Class	23	(151)	(128)	41	(173)	(132)
MainStay VP Winslow Large Cap Growth—Service Class	2,364	(1,050)	1,314	1,397	(1,199)	198
AB VPS Growth and Income Portfolio—Class B	365	(46)	319	—	—	—
American Funds IS Asset Allocation Fund—Class 4	2,968	(1,093)	1,875	3,824	(749)	3,075
American Funds IS The Bond Fund of America®—Class 4	272	(23)	249	—	—	—
American Funds IS Global Small Capitalization Fund—Class 4	337	(132)	205	265	(140)	125
American Funds IS Growth Fund—Class 4	3,342	(454)	2,888	1,231	(482)	749
American Funds IS New World Fund®—Class 4	665	(413)	252	406	(491)	(85)
American Funds IS Washington Mutual Investors FundSM—Class 4	2,469	(852)	1,617	1,240	(923)	317
BlackRock® Global Allocation V.I. Fund—Class III	2,179	(1,405)	774	2,105	(1,311)	794
BlackRock® High Yield V.I. Fund—Class III	1,365	(1,278)	87	2,255	(676)	1,579
BNY Mellon IP Technology Growth Portfolio—Initial Shares	39	(82)	(43)	49	(118)	(69)
BNY Mellon IP Technology Growth Portfolio—Service Shares	1,901	(674)	1,227	1,035	(749)	286
BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares	85	(26)	59	—	—	—
ClearBridge Variable Appreciation Portfolio—Class II	280	(186)	94	206	(154)	52
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	17	(57)	(40)	8	(35)	(27)
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	319	(435)	(116)	518	(275)	243
Columbia Variable Portfolio—Intermediate Bond Fund—Class 2	32	(3)	29	—	—	—
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	638	(639)	(1)	892	(720)	172
Delaware VIP® Small Cap Value Series—Service Class	501	(511)	(10)	872	(368)	504
DWS Alternative Asset Allocation VIP—Class B	1,101	(1,344)	(243)	200	(722)	(522)
Fidelity® VIP Bond Index Portfolio—Service Class 2	841	(1,028)	(187)	1,535	(1,270)	265
Fidelity® VIP ContrafundSM Portfolio—Initial Class	12	(192)	(180)	14	(193)	(179)
Fidelity® VIP ContrafundSM Portfolio—Service Class 2	2,556	(1,590)	966	1,447	(2,259)	(812)
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	434	(233)	201	621	(217)	404
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	30	(129)	(99)	35	(162)	(127)
Fidelity® VIP Equity-Income PortfolioSM—Service Class 2	2,160	(1,237)	923	1,080	(997)	83
Fidelity® VIP FundsManager® 60% Portfolio—Investor Class	14,915	(150)	14,765	15,996	(107)	15,889
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	1,072	(443)	629	1,368	(226)	1,142
Fidelity® VIP Government Money Market Portfolio—Investor Class	73	(73)	—	42	(42)	—
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2,481	(1,207)	1,274	1,890	(979)	911
Fidelity® VIP Health Care Portfolio—Service Class 2	1,442	(1,150)	292	2,028	(524)	1,504
Fidelity® VIP International Index Portfolio—Service Class 2	661	(134)	527	528	(62)	466
Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2	141	(7)	134	—	—	—
Fidelity® VIP Mid Cap Portfolio—Service Class 2	772	(735)	37	745	(800)	(55)
Franklin Templeton Aggressive Model Portfolio—Class II	4,215	(472)	3,743	2,611	(320)	2,291
Franklin Templeton Conservative Model Portfolio—Class II	2,962	(1,497)	1,465	2,841	(706)	2,135
Franklin Templeton Moderate Model Portfolio—Class II	12,291	(2,017)	10,274	14,891	(871)	14,020
Franklin Templeton Moderately Aggressive Model Portfolio—Class II	9,729	(1,801)	7,928	10,674	(490)	10,184
Franklin Templeton Moderately Conservative Model Portfolio—Class II	4,888	(1,424)	3,464	6,075	(714)	5,361
Invesco V.I. EQV International Equity Fund—Series II Shares	427	(450)	(23)	264	(379)	(115)

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Main Street Small Cap Fund®—Series II Shares	440	(100)	340	483	(153)	330
Janus Henderson Enterprise Portfolio—Service Shares	690	(451)	239	663	(308)	355
Janus Henderson Global Research Portfolio—Institutional Shares	14	(154)	(140)	10	(161)	(151)
Janus Henderson Global Research Portfolio—Service Shares	402	(231)	171	224	(299)	(75)
MFS® International Intrinsic Value Portfolio—Service Class	820	(505)	315	774	(282)	492
MFS® Investors Trust Series—Initial Class	3	(26)	(23)	6	(43)	(37)
MFS® Investors Trust Series—Service Class	220	(350)	(130)	180	(729)	(549)
MFS® Mid Cap Value Portfolio—Service Class	761	(580)	181	850	(412)	438
MFS® Research International Portfolio—Service Class	64	(4)	60	—	—	—
MFS® Research Series—Initial Class	2	(27)	(25)	7	(48)	(41)
MFS® Research Series—Service Class	160	(276)	(116)	116	(386)	(270)
Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	597	(491)	106	511	(491)	20
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	1	(3)	(2)	1	(4)	(3)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	717	(581)	136	675	(624)	51
PIMCO VIT Income Portfolio—Advisor Class	888	(574)	314	1,207	(202)	1,005
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	562	(1,750)	(1,188)	1,168	(939)	229
PIMCO VIT Low Duration Portfolio—Advisor Class	1,690	(1,001)	689	1,066	(986)	80
PIMCO VIT Total Return Portfolio—Advisor Class	1,551	(2,801)	(1,250)	3,067	(3,404)	(337)
Western Asset Core Plus VIT Portfolio—Class II	131	(2)	129	—	—	—

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights:

The following table presents financial highlights for each Investment Division as of December 31, 2022, 2021, 2020, 2019 and 2018:

			Units	Variable Accumulation		Investment
		Net Assets	Outstanding	Unit Value	Total Return[1]	Income
		(in 000’s)	(in 000’s)	(Lowest to Highest)	(Lowest to Highest)	Ratio[2]

MainStay VP American Century Sustainable Equity—Initial Class	2022	$35,059	1,569	$21.36 to $22.43	(9.4%) to (9.0%)	1.7%
	2021	43,595	1,776	23.57 to 24.64	23.2% to 23.7%	2.5%
	2020	39,678	2,000	19.13 to 19.91	(0.9%) to (0.4%)	3.5%
	2019	45,464	2,281	19.30 to 20.00	24.0% to 24.6%	2.3%
	2018	42,554	2,659	15.56 to 16.05	(11.1%) to (10.7%)	2.0%

MainStay VP American Century Sustainable Equity—Service Class	2022	$64,259	3,183	$9.38 to $21.94	(9.6%) to (5.5%)	1.4%
	2021	82,966	3,644	16.28 to 24.16	22.9% to 23.7%	2.2%
	2020	81,906	4,443	13.21 to 19.56	(1.1%) to (0.5%)	3.2%
	2019	95,756	5,130	13.33 to 19.69	23.7% to 24.5%	1.9%
	2018	96,683	6,459	10.75 to 15.83	(11.3%) to (10.7%)	1.7%

MainStay VP Balanced—Service Class	2022	$119,142	7,227	$9.87 to $23.35	(7.7%) to (0.9%)	0.8%
	2021	130,656	6,938	14.14 to 25.17	14.9% to 15.6%	1.2%
	2020	106,930	6,274	12.28 to 21.80	5.7% to 6.3%	1.8%
	2019	111,487	6,699	11.59 to 20.53	14.3% to 15.1%	1.7%
	2018	105,451	7,013	10.11 to 17.87	(9.3%) to (8.7%)	1.4%

MainStay VP Bond—Initial Class	2022	$23,834	1,221	$13.41 to $21.11	(16.0%) to (15.7%)	1.9%
	2021	32,134	1,396	15.97 to 25.02	(3.2%) to (2.7%)	1.7%
	2020	35,395	1,497	16.49 to 25.73	6.0% to 6.4%	2.0%
	2019	36,491	1,644	15.57 to 24.17	7.1% to 7.6%	2.7%
	2018	38,703	1,879	14.53 to 22.47	(2.8%) to (2.4%)	2.8%

MainStay VP Bond—Service Class	2022	$99,293	9,822	$9.06 to $12.78	(16.2%) to (4.7%)	1.6%
	2021	131,169	10,835	10.78 to 15.19	(3.4%) to (2.8%)	1.6%
	2020	139,819	11,073	11.12 to 15.66	5.7% to 6.4%	2.0%
	2019	113,336	9,256	10.49 to 14.75	6.9% to 7.6%	2.7%
	2018	92,030	7,672	9.78 to 13.74	(3.1%) to (2.4%)	2.6%

MainStay VP Candriam Emerging Markets Equity—Initial Class	2022	$7,119	924	$7.35 to $7.72	(30.0%) to (29.7%)	0.9%
	2021	10,818	987	10.51 to 10.99	(3.8%) to (3.4%)	1.1%
	2020	12,171	1,073	10.92 to 11.37	23.4% to 24.0%	3.2%
	2019	11,803	1,290	8.85 to 9.17	17.9% to 18.4%	1.4%
	2018	11,908	1,540	7.51 to 7.74	(22.0%) to (21.7%)	1.4%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

			Units	Variable Accumulation		Investment
		Net Assets	Outstanding	Unit Value	Total Return[1]	Income
		(in 000’s)	(in 000’s)	(Lowest to Highest)	(Lowest to Highest)	Ratio[2]

MainStay VP Candriam Emerging Markets Equity—Service Class	2022	$25,582	3,355	$7.16 to $11.37	(30.2%) to (16.1%)	0.6%
	2021	36,619	3,365	10.25 to 16.19	(4.0%) to (3.4%)	0.8%
	2020	43,338	3,842	10.68 to 16.76	23.1% to 23.9%	2.9%
	2019	44,608	4,883	8.68 to 13.52	17.6% to 18.4%	1.1%
	2018	45,533	5,904	7.38 to 11.43	(22.2%) to (21.7%)	1.1%

MainStay VP CBRE Global Infrastructure—Service Class	2022	$8,648	1,121	$6.46 to $9.57	(7.8%) to (4.3%)	1.3%
	2021	5,430	676	7.00 to 8.92	13.0% to 13.6%	0.0%
	2020	3,700	530	6.20 to 7.85	(14.5%) to (14.1%)	6.8%
	2019	4,406	549	7.25 to 9.14	3.2% to 3.8%	0.0%
	2018	4,541	594	7.02 to 8.80	(29.1%) to (28.7%)	0.0%

MainStay VP Conservative Allocation—Service Class	2022	$188,130	13,472	$9.59 to $17.13	(13.9%) to (3.6%)	4.2%
	2021	243,298	14,677	12.69 to 19.80	4.9% to 5.6%	1.7%
	2020	242,878	15,145	12.07 to 18.79	8.0% to 8.7%	1.8%
	2019	245,989	16,313	11.15 to 17.32	12.4% to 13.2%	2.5%
	2018	244,737	17,909	9.89 to 15.33	(8.4%) to (7.8%)	2.1%

MainStay VP Epoch U.S. Equity Yield—Initial Class	2022	$87,746	2,944	$26.79 to $36.42	(4.3%) to (3.8%)	2.1%
	2021	102,041	3,294	27.92 to 38.05	20.6% to 21.2%	2.4%
	2020	93,361	3,652	23.08 to 31.54	(1.8%) to (1.4%)	2.7%
	2019	106,293	4,100	23.45 to 32.12	21.9% to 22.5%	3.1%
	2018	99,479	4,701	19.19 to 26.35	(7.0%) to (6.6%)	2.1%

MainStay VP Epoch U.S. Equity Yield—Service Class	2022	$162,035	6,742	$10.05 to $32.27	(4.5%) to 1.1%	1.9%
	2021	175,225	6,561	14.93 to 33.65	20.3% to 21.1%	2.2%
	2020	159,904	7,058	12.38 to 27.83	(2.1%) to (1.4%)	2.5%
	2019	176,421	7,381	12.61 to 28.29	21.6% to 22.4%	2.9%
	2018	166,534	8,276	10.34 to 23.16	(7.2%) to (6.6%)	1.8%

MainStay VP Equity Allocation—Service Class	2022	$135,659	7,782	$9.39 to $25.70	(19.4%) to (5.7%)	2.9%
	2021	183,939	8,338	16.24 to 31.71	17.7% to 18.4%	1.7%
	2020	181,048	9,593	13.77 to 26.81	12.6% to 13.4%	2.0%
	2019	182,539	10,808	12.20 to 23.69	22.0% to 22.8%	2.6%
	2018	166,916	11,938	9.97 to 19.32	(14.6%) to (14.0%)	1.3%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

			Units	Variable Accumulation		Investment
		Net Assets	Outstanding	Unit Value	Total Return[1]	Income
		(in 000’s)	(in 000’s)	(Lowest to Highest)	(Lowest to Highest)	Ratio[2]

MainStay VP Fidelity Institutional AM® Utilities—Initial Class	2022	$729	35	$20.26 to $21.28	3.6% to 4.1%	2.1%
	2021	756	37	19.55 to 20.44	15.1% to 15.6%	2.0%
	2020	886	50	16.99 to 17.68	(2.2%) to (1.8%)	2.5%
	2019	1,009	56	17.37 to 18.00	21.0% to 21.5%	2.5%
	2018	990	67	14.36 to 14.81	(1.1%) to (0.6%)	1.2%

MainStay VP Fidelity Institutional AM® Utilities—Service Class	2022	$289,998	15,654	$10.39 to $20.82	3.4% to 4.4%	1.8%
	2021	308,945	16,859	13.62 to 20.04	14.8% to 15.6%	1.8%
	2020	300,990	18,820	11.83 to 17.37	(2.4%) to (1.8%)	2.3%
	2019	362,585	21,979	12.10 to 17.72	20.7% to 21.5%	2.2%
	2018	350,906	25,515	10.00 to 14.61	(1.3%) to (0.7%)	0.9%

MainStay VP Floating Rate—Service Class	2022	$180,643	15,154	$9.88 to $13.73	(3.3%) to (0.7%)	4.6%
	2021	157,492	12,415	11.19 to 14.13	1.6% to 2.2%	2.9%
	2020	150,175	11,927	10.99 to 13.85	0.3% to 1.0%	3.6%
	2019	173,643	13,764	10.93 to 13.74	6.2% to 6.9%	4.7%
	2018	193,057	16,204	10.26 to 12.88	(2.2%) to (1.6%)	4.5%

MainStay VP Growth Allocation—Service Class	2022	$265,556	15,117	$9.51 to $22.69	(16.2%) to (4.4%)	3.2%
	2021	356,952	16,717	15.04 to 26.94	13.6% to 14.3%	2.2%
	2020	368,873	19,447	13.21 to 23.60	10.6% to 11.3%	2.6%
	2019	400,492	23,196	11.91 to 21.23	18.9% to 19.7%	2.9%
	2018	396,579	27,033	9.99 to 17.77	(12.6%) to (12.0%)	1.7%

MainStay VP Income Builder—Initial Class	2022	$41,398	1,217	$16.06 to $37.84	(15.1%) to (14.7%)	2.7%
	2021	54,052	1,364	18.87 to 44.37	8.5% to 9.0%	2.9%
	2020	53,336	1,467	17.35 to 40.71	6.0% to 6.5%	2.5%
	2019	54,940	1,618	16.33 to 38.24	15.9% to 16.4%	4.8%
	2018	52,883	1,829	14.05 to 32.84	(7.0%) to (6.5%)	2.8%

MainStay VP Income Builder—Service Class	2022	$123,568	8,881	$9.53 to $22.81	(15.3%) to (3.5%)	2.5%
	2021	147,239	8,610	11.19 to 26.82	8.2% to 8.9%	2.7%
	2020	131,534	7,957	12.53 to 24.69	5.7% to 6.4%	2.3%
	2019	122,996	7,495	11.82 to 23.25	15.6% to 16.4%	4.6%
	2018	102,162	6,850	10.20 to 20.03	(7.2%) to (6.6%)	2.5%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

			Units	Variable Accumulation		Investment
		Net Assets	Outstanding	Unit Value	Total Return[1]	Income
		(in 000’s)	(in 000’s)	(Lowest to Highest)	(Lowest to Highest)	Ratio[2]

MainStay VP IQ Hedge Multi-Strategy—Service Class	2022	$44,468	5,474	$7.22 to $9.72	(10.3%) to (2.8%)	1.6%
	2021	57,488	6,454	8.05 to 10.09	(2.5%) to (2.0%)	0.0%
	2020	61,029	6,737	8.26 to 10.30	3.3% to 3.9%	1.8%
	2019	66,782	7,684	8.00 to 9.91	6.4% to 6.9%	1.4%
	2018	68,479	8,450	7.52 to 9.27	(1.9%) to (1.8%)	0.6%

MainStay VP Janus Henderson Balanced—Initial Class	2022	$128,571	6,304	$19.47 to $20.55	(17.9%) to (17.5%)	1.1%
	2021	172,803	6,985	23.72 to 24.92	15.2% to 15.8%	1.3%
	2020	164,644	7,700	20.59 to 21.52	12.2% to 12.8%	1.8%
	2019	165,768	8,738	18.35 to 19.08	20.7% to 21.3%	1.8%
	2018	156,530	10,001	15.20 to 15.73	(1.4%) to (0.9%)	1.8%

MainStay VP Janus Henderson Balanced—Service Class	2022	$353,280	23,652	$9.48 to $20.00	(18.1%) to (4.7%)	0.9%
	2021	380,770	18,913	11.94 to 24.31	14.9% to 15.7%	1.1%
	2020	300,355	16,410	15.46 to 21.05	11.9% to 12.7%	1.7%
	2019	263,000	15,736	13.77 to 18.71	20.4% to 21.2%	1.6%
	2018	212,498	14,928	11.41 to 15.47	(1.7%) to (1.0%)	1.6%

MainStay VP MacKay Convertible—Initial Class	2022	$58,294	1,188	$29.43 to $56.49	(14.3%) to (13.9%)	3.4%
	2021	79,068	1,403	34.25 to 65.60	7.2% to 7.7%	1.2%
	2020	80,316	1,534	31.85 to 60.89	33.6% to 34.2%	0.7%
	2019	65,591	1,690	23.79 to 45.39	20.2% to 20.8%	1.4%
	2018	60,695	1,909	19.74 to 37.59	(4.1%) to (3.6%)	1.6%

MainStay VP MacKay Convertible—Service Class	2022	$261,221	12,973	$9.40 to $35.24	(14.5%) to (5.5%)	3.1%
	2021	327,903	13,191	18.65 to 41.02	7.0% to 7.7%	0.9%
	2020	287,096	11,814	17.39 to 38.17	33.2% to 34.1%	0.5%
	2019	223,172	11,663	13.02 to 28.53	19.9% to 20.7%	1.2%
	2018	178,074	10,357	10.83 to 23.68	(4.3%) to (3.7%)	1.4%

MainStay VP MacKay Government—Initial Class	2022	$15,653	941	$11.52 to $18.10	(12.9%) to (12.5%)	1.8%
	2021	20,289	1,069	13.23 to 20.69	(3.3%) to (2.9%)	1.5%
	2020	22,972	1,181	13.68 to 21.30	3.0% to 3.5%	1.4%
	2019	23,639	1,258	13.28 to 20.58	3.5% to 4.0%	2.0%
	2018	25,376	1,410	12.83 to 19.79	(1.9%) to (1.5%)	2.5%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

			Units	Variable Accumulation		Investment
		Net Assets	Outstanding	Unit Value	Total Return[1]	Income
		(in 000’s)	(in 000’s)	(Lowest to Highest)	(Lowest to Highest)	Ratio[2]

MainStay VP MacKay Government—Service Class	2022	$52,045	5,492	$8.62 to $11.08	(13.1%) to (4.4%)	1.5%
	2021	67,743	6,236	9.90 to 12.70	(3.5%) to (2.9%)	1.3%
	2020	79,527	7,079	10.24 to 13.11	2.8% to 3.5%	1.4%
	2019	60,199	5,386	9.93 to 12.70	3.2% to 3.9%	1.9%
	2018	50,946	4,579	9.60 to 12.24	(2.1%) to (1.5%)	2.3%

MainStay VP MacKay High Yield Corporate Bond—Initial Class	2022	$105,327	2,538	$27.83 to $46.38	(9.7%) to (9.3%)	5.2%
	2021	134,388	2,937	30.76 to 51.16	3.6% to 4.0%	4.7%
	2020	141,115	3,215	29.62 to 49.17	3.5% to 3.9%	5.7%
	2019	158,795	3,771	28.55 to 47.31	11.1% to 11.6%	5.5%
	2018	162,512	4,320	25.63 to 42.37	(3.3%) to (2.8%)	5.7%

MainStay VP MacKay High Yield Corporate Bond—Service Class	2022	$612,170	41,910	$9.74 to $24.71	(10.0%) to (2.1%)	5.1%
	2021	749,789	45,249	12.88 to 27.32	3.3% to 4.0%	4.7%
	2020	713,678	43,047	12.44 to 26.33	3.2% to 3.9%	5.7%
	2019	711,474	42,306	12.02 to 25.39	10.9% to 11.6%	5.5%
	2018	660,186	41,350	10.82 to 22.80	(3.5%) to (2.9%)	5.7%

MainStay VP MacKay International Equity—Initial Class	2022	$14,098	500	$19.02 to $32.26	(27.8%) to (27.5%)	0.3%
	2021	21,666	569	26.27 to 44.48	10.2% to 10.7%	0.1%
	2020	21,395	625	23.78 to 40.19	18.6% to 19.2%	0.7%
	2019	21,538	754	20.00 to 33.73	22.5% to 23.1%	0.4%
	2018	20,188	870	16.28 to 27.40	(13.2%) to (12.8%)	1.1%

MainStay VP MacKay International Equity—Service Class	2022	$67,969	4,060	$9.16 to $23.11	(28.0%) to (7.9%)	0.0%
	2021	91,845	3,849	16.43 to 31.94	9.9% to 10.6%	0.0%
	2020	90,859	4,162	14.91 to 28.93	18.3% to 19.1%	0.5%
	2019	90,448	4,828	12.57 to 24.34	22.2% to 23.0%	0.2%
	2018	81,917	5,168	10.26 to 19.83	(13.4%) to (12.8%)	0.9%

MainStay VP MacKay Strategic Bond—Service Class	2022	$137,334	12,829	$9.73 to $11.55	(9.1%) to (2.2%)	3.3%
	2021	179,599	15,229	10.91 to 12.65	(0.1%) to 0.5%	2.2%
	2020	188,416	15,962	10.90 to 12.61	4.0% to 4.6%	2.4%
	2019	202,265	17,833	10.46 to 12.07	4.9% to 5.5%	3.3%
	2018	208,120	19,256	9.95 to 11.46	(3.2%) to (2.6%)	3.1%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

			Units	Variable Accumulation		Investment
		Net Assets	Outstanding	Unit Value	Total Return[1]	Income
		(in 000’s)	(in 000’s)	(Lowest to Highest)	(Lowest to Highest)	Ratio[2]

MainStay VP Moderate Allocation—Service Class	2022	$262,929	16,837	$9.53 to $19.54	(15.5%) to (4.2%)	3.4%
	2021	336,569	17,961	13.87 to 23.00	9.1% to 9.8%	0.9%
	2020	333,590	19,255	12.68 to 20.99	9.3% to 10.0%	2.2%
	2019	344,251	21,443	11.58 to 19.11	15.8% to 16.6%	2.8%
	2018	338,586	24,094	9.97 to 16.42	(10.3%) to (9.7%)	2.0%

MainStay VP Natural Resources—Initial Class	2022	$123,568	10,169	$10.36 to $17.78	3.6% to 34.2%	1.1%
	2021	92,201	10,522	7.99 to 13.27	35.5% to 36.4%	1.2%
	2020	73,976	11,685	5.89 to 9.74	4.9% to 5.6%	2.6%
	2019	78,482	13,186	5.62 to 9.24	14.5% to 15.2%	0.7%
	2018	77,077	14,982	4.91 to 8.03	(29.9%) to (29.5%)	0.0%

MainStay VP PIMCO Real Return—Service Class	2022	$89,858	8,913	$9.33 to $10.52	(13.2%) to (6.2%)	5.7%
	2021	108,751	9,416	10.77 to 12.08	3.3% to 3.9%	0.3%
	2020	116,509	10,560	10.43 to 11.64	9.6% to 10.2%	2.0%
	2019	81,335	8,142	9.50 to 10.58	6.8% to 7.3%	3.0%
	2018	66,449	7,214	8.87 to 9.88	(4.5%) to (4.0%)	1.3%

MainStay VP S&P 500 Index—Initial Class	2022	$163,253	2,524	$27.28 to $76.81	(19.7%) to (19.3%)	1.4%
	2021	224,120	2,799	33.89 to 95.22	26.2% to 26.8%	1.2%
	2020	192,592	3,055	26.79 to 75.12	16.1% to 16.6%	1.4%
	2019	184,277	3,420	23.02 to 64.42	28.8% to 29.4%	1.7%
	2018	159,507	3,883	17.82 to 49.78	(6.3%) to (5.9%)	1.4%

MainStay VP S&P 500 Index—Service Class	2022	$482,717	23,640	$9.26 to $39.75	(19.9%) to (6.9%)	1.2%
	2021	545,511	18,749	13.29 to 49.40	25.9% to 26.7%	1.0%
	2020	417,159	16,972	17.77 to 39.07	15.8% to 16.5%	1.3%
	2019	361,362	16,142	15.31 to 33.59	28.5% to 29.4%	1.6%
	2018	264,280	14,019	11.88 to 26.02	(6.5%) to (5.9%)	1.3%

MainStay VP Small Cap Growth—Initial Class	2022	$32,923	1,646	$19.15 to $20.22	(27.8%) to (27.5%)	0.0%
	2021	48,746	1,766	26.54 to 27.88	8.3% to 8.8%	0.0%
	2020	50,906	2,006	24.50 to 25.62	37.9% to 38.6%	0.0%
	2019	43,936	2,397	17.77 to 18.48	23.3% to 23.9%	0.0%
	2018	41,905	2,831	14.41 to 14.92	(10.6%) to (10.1%)	0.0%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

			Units	Variable Accumulation		Investment
		Net Assets	Outstanding	Unit Value	Total Return[1]	Income
		(in 000’s)	(in 000’s)	(Lowest to Highest)	(Lowest to Highest)	Ratio[2]

MainStay VP Small Cap Growth—Service Class	2022	$31,637	1,833	$9.17 to $20.87	(28.0%) to (7.8%)	0.0%
	2021	46,525	1,879	20.50 to 28.85	8.0% to 8.7%	0.0%
	2020	43,174	1,866	18.93 to 26.58	37.6% to 38.5%	0.0%
	2019	35,240	2,089	13.73 to 19.22	23.0% to 23.8%	0.0%
	2018	30,407	2,199	11.14 to 15.55	(10.8%) to (10.2%)	0.0%

MainStay VP U.S. Government Money Market—Initial Class	2022	$217,454	82,950	$0.85 to $10.11	(0.6%) to 1.1%	1.4%
	2021	138,101	61,269	0.85 to 9.71	(1.8%) to (1.2%)	0.0%
	2020	187,903	87,254	0.87 to 9.82	(1.6%) to (1.0%)	0.1%
	2019	83,325	50,644	0.90 to 9.92	0.0% to 0.6%	1.8%
	2018	113,331	64,529	0.89 to 9.86	(0.5%) to 0.2%	1.4%

MainStay VP Wellington Growth—Initial Class	2022	$61,761	1,628	$13.66 to $41.40	(34.4%) to (34.1%)	0.0%
	2021	104,427	1,819	20.77 to 62.82	17.6% to 18.1%	0.3%
	2020	98,253	2,024	17.63 to 53.20	29.9% to 30.5%	0.6%
	2019	84,433	2,286	13.54 to 40.78	27.6% to 28.2%	0.5%
	2018	74,664	2,617	10.58 to 31.81	(6.0%) to (5.6%)	0.6%

MainStay VP Wellington Growth—Service Class	2022	$16,495	652	$8.48 to $27.39	(34.6%) to (15.2%)	0.0%
	2021	26,860	694	22.46 to 41.64	17.3% to 18.0%	0.1%
	2020	26,999	821	19.11 to 35.33	29.6% to 30.4%	0.3%
	2019	25,575	1,012	14.71 to 27.14	27.3% to 28.1%	0.3%
	2018	23,956	1,212	11.53 to 21.21	(6.2%) to (5.6%)	0.4%

MainStay VP Wellington Mid Cap—Initial Class	2022	$31,556	845	$37.29 to $41.20	(22.0%) to (21.6%)	0.0%
	2021	44,799	940	47.61 to 52.80	17.8% to 18.3%	0.6%
	2020	41,787	1,037	40.24 to 44.82	9.2% to 9.7%	1.0%
	2019	44,822	1,221	36.67 to 41.03	20.6% to 21.2%	1.1%
	2018	42,380	1,398	30.26 to 34.01	(13.6%) to (13.2%)	0.9%

MainStay VP Wellington Mid Cap—Service Class	2022	$131,081	6,338	$9.29 to $39.15	(22.2%) to (6.6%)	0.0%
	2021	175,493	6,327	15.80 to 50.08	17.5% to 18.3%	0.4%
	2020	168,683	7,048	13.41 to 42.42	9.0% to 9.7%	0.7%
	2019	164,038	6,885	12.27 to 38.76	20.3% to 21.1%	0.9%
	2018	138,293	6,106	10.18 to 32.07	(13.8%) to (13.3%)	0.7%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

			Units	Variable Accumulation		Investment
		Net Assets	Outstanding	Unit Value	Total Return[1]	Income
		(in 000’s)	(in 000’s)	(Lowest to Highest)	(Lowest to Highest)	Ratio[2]

MainStay VP Wellington Small Cap—Initial Class	2022	$15,671	1,565	$9.86 to $10.03	(22.3%) to (21.9%)	1.1%
	2021	22,586	1,761	12.69 to 12.84	15.9% to 16.4%	0.4%
	2020	21,106	1,914	10.95 to 11.03	8.2% to 8.7%	0.1%
	2019	22,343	2,202	10.12 to 10.15	1.2% to 1.5%	0.2%

MainStay VP Wellington Small Cap—Service Class	2022	$66,745	5,366	$9.09 to $12.69	(22.5%) to (8.6%)	0.8%
	2021	93,299	5,815	14.92 to 16.27	15.6% to 16.3%	0.2%
	2020	90,266	6,530	12.91 to 13.99	7.9% to 8.6%	0.0%
	2019	95,245	7,469	11.96 to 12.87	15.4% to 16.1%	0.1%
	2018	40,471	3,675	10.37 to 11.09	(16.9%) to (16.3%)	0.0%

MainStay VP Wellington U.S. Equity—Initial Class	2022	$63,477	1,064	$23.61 to $69.78	(22.1%) to (21.8%)	0.6%
	2021	90,697	1,195	30.24 to 89.21	26.4% to 27.0%	0.9%
	2020	80,217	1,335	23.86 to 70.25	13.4% to 13.9%	1.6%
	2019	79,317	1,514	20.98 to 61.65	23.9% to 24.5%	1.5%
	2018	71,852	1,715	16.89 to 49.54	(7.6%) to (7.2%)	1.5%

MainStay VP Wellington U.S. Equity—Service Class	2022	$60,476	2,714	$9.17 to $37.30	(22.3%) to (7.8%)	0.4%
	2021	77,999	2,565	20.52 to 47.81	26.1% to 26.9%	0.7%
	2020	66,695	2,695	16.23 to 37.74	13.2% to 13.9%	1.3%
	2019	66,132	2,931	14.31 to 33.21	23.6% to 29.8%	1.2%
	2018	59,371	3,110	11.55 to 26.75	(7.8%) to (7.2%)	1.4%

MainStay VP Winslow Large Cap Growth—Initial Class	2022	$38,112	912	$22.06 to $47.95	(32.4%) to (32.1%)	0.0%
	2021	63,517	1,040	32.56 to 70.64	22.2% to 22.8%	0.0%
	2020	57,759	1,172	26.57 to 57.53	34.6% to 35.3%	0.0%
	2019	47,811	1,314	19.69 to 42.54	31.2% to 31.8%	0.0%
	2018	40,215	1,473	14.97 to 32.28	1.7% to 2.1%	0.0%

MainStay VP Winslow Large Cap Growth—Service Class	2022	$216,396	9,317	$8.84 to $41.12	(32.6%) to (11.1%)	0.0%
	2021	300,507	8,003	27.70 to 60.81	21.9% to 22.7%	0.0%
	2020	251,602	7,805	22.66 to 49.73	34.3% to 35.2%	0.0%
	2019	190,458	7,409	16.83 to 36.91	30.9% to 31.7%	0.0%
	2018	150,851	7,176	12.83 to 28.12	1.4% to 2.1%	0.0%

AB VPS Growth and Income Portfolio—Class B	2022	$3,204	319	$9.99 to $10.07	(0.1%) to 0.7%	0.7%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

			Units	Variable Accumulation		Investment
		Net Assets	Outstanding	Unit Value	Total Return[1]	Income
		(in 000’s)	(in 000’s)	(Lowest to Highest)	(Lowest to Highest)	Ratio[2]

American Funds IS Asset Allocation Fund—Class 4	2022	$117,207	10,045	$9.60 to $12.18	(15.2%) to (3.5%)	1.8%
	2021	113,697	8,170	11.76 to 14.28	12.9% to 13.5%	1.6%
	2020	63,845	5,095	12.40 to 12.59	10.2% to 10.8%	1.6%
	2019	38,478	3,399	11.25 to 11.36	18.8% to 19.5%	2.2%
	2018	11,797	1,243	9.47 to 9.51	(5.3%) to (4.9%)	2.2%

American Funds IS The Bond Fund of America®—Class 4	2022	$2,384	249	$9.52 to $9.61	(4.8%) to (3.9%)	3.8%

American Funds IS Global Small Capitalization Fund—Class 4	2022	$13,061	1,015	$9.05 to $13.66	(30.9%) to (9.1%)	0.0%
	2021	15,330	810	17.05 to 19.66	4.6% to 5.2%	0.0%
	2020	12,259	685	16.30 to 18.70	27.1% to 27.8%	0.1%
	2019	9,946	716	12.82 to 14.62	29.0% to 29.7%	0.0%
	2018	7,057	667	9.94 to 11.28	(12.4%) to (11.9%)	0.0%

American Funds IS Growth Fund—Class 4	2022	$77,013	5,801	$8.52 to $16.11	(31.3%) to (14.2%)	0.1%
	2021	67,588	2,913	22.80 to 23.33	19.6% to 20.2%	0.1%
	2020	41,794	2,164	19.07 to 19.40	49.1% to 49.9%	0.2%
	2019	18,369	1,424	12.79 to 12.94	28.2% to 28.9%	0.6%
	2018	8,900	888	9.98 to 10.04	(2.2%) to (1.7%)	0.4%

American Funds IS New World Fund®—Class 4	2022	$46,388	3,591	$9.43 to $13.92	(23.6%) to (5.2%)	1.1%
	2021	56,763	3,339	15.10 to 18.15	2.8% to 3.4%	0.7%
	2020	56,063	3,424	14.69 to 17.59	21.2% to 21.8%	0.0%
	2019	45,811	3,439	12.12 to 14.46	26.6% to 27.3%	0.8%
	2018	30,881	2,997	9.58 to 11.38	(15.7%) to (15.3%)	0.7%

American Funds IS Washington Mutual Investors FundSM—Class 4	2022	$93,039	7,088	$9.81 to $13.90	(10.3%) to (1.2%)	1.9%
	2021	83,832	5,471	15.05 to 15.40	25.3% to 26.0%	1.3%
	2020	62,731	5,154	12.01 to 12.22	6.6% to 7.2%	1.7%
	2019	42,548	3,743	11.27 to 11.40	18.9% to 19.6%	2.3%
	2018	15,665	1,646	9.48 to 9.54	(10.5%) to (10.0%)	3.3%

BlackRock® Global Allocation V.I. Fund—Class III	2022	$106,592	8,776	$9.13 to $14.38	(17.5%) to (5.0%)	0.0%
	2021	121,690	8,002	11.02 to 17.37	4.6% to 5.1%	0.8%
	2020	108,093	7,208	13.36 to 16.54	18.6% to 19.3%	1.2%
	2019	110,228	8,699	11.25 to 13.89	15.7% to 16.4%	1.2%
	2018	109,132	9,950	9.70 to 11.96	(9.2%) to (8.7%)	0.8%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

			Units	Variable Accumulation		Investment
		Net Assets	Outstanding	Unit Value	Total Return[1]	Income
		(in 000’s)	(in 000’s)	(Lowest to Highest)	(Lowest to Highest)	Ratio[2]

BlackRock® High Yield V.I. Fund—Class III	2022	$79,685	6,853	$9.67 to $11.93	(12.1%) to (2.8%)	5.1%
	2021	89,683	6,766	12.67 to 13.50	3.4% to 4.0%	4.2%
	2020	65,936	5,187	12.25 to 12.98	5.2% to 5.8%	5.0%
	2019	51,028	4,257	11.64 to 12.28	12.9% to 13.5%	5.1%
	2018	35,396	3,358	10.30 to 10.82	(4.6%) to (4.1%)	5.2%

BNY Mellon IP Technology Growth Portfolio—Initial Shares	2022	$13,458	428	$30.31 to $46.08	(47.4%) to (47.1%)	0.0%
	2021	28,033	471	57.45 to 87.55	10.9% to 11.4%	0.0%
	2020	28,831	540	51.69 to 78.98	66.8% to 67.6%	0.2%
	2019	19,362	607	30.91 to 47.34	23.5% to 24.1%	0.0%
	2018	17,480	678	24.97 to 38.33	(2.8%) to (2.4%)	0.0%

BNY Mellon IP Technology Growth Portfolio—Service Shares	2022	$111,218	5,385	$7.58 to $39.77	(47.5%) to (23.8%)	0.0%
	2021	183,132	4,158	31.88 to 75.41	10.6% to 11.3%	0.0%
	2020	162,920	3,872	28.76 to 67.89	66.5% to 67.6%	0.1%
	2019	102,678	3,841	17.23 to 40.60	23.2% to 24.0%	0.0%
	2018	87,256	3,758	13.95 to 32.80	(3.1%) to (2.5%)	0.0%

BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares	2022	$540	59	$9.15 to $9.23	(8.5%) to (7.7%)	0.0%

ClearBridge Variable Appreciation Portfolio—Class II	2022	$17,879	1,150	$9.69 to $16.35	(14.2%) to (2.6%)	0.8%
	2021	19,903	1,056	18.46 to 18.94	21.2% to 21.9%	0.4%
	2020	15,527	1,004	15.23 to 15.54	12.5% to 13.1%	0.9%
	2019	11,486	839	13.54 to 13.74	27.3% to 28.0%	1.7%
	2018	3,150	294	10.64 to 10.74	(3.7%) to (3.2%)	2.3%

Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	2022	$1,336	109	$10.86 to $13.86	16.6% to 17.3%	24.6%
	2021	1,547	149	9.31 to 11.82	29.7% to 30.4%	0.0%
	2020	1,402	176	7.18 to 9.06	(3.3%) to (2.7%)	22.0%
	2019	1,464	182	7.42 to 9.32	5.9% to 6.5%	0.9%
	2018	1,531	205	7.00 to 8.75	(15.7%) to (15.2%)	0.0%

Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	2022	$34,289	3,543	$9.38 to $10.17	(17.6%) to (2.5%)	4.1%
	2021	42,781	3,659	11.38 to 12.29	(4.1%) to (3.6%)	3.7%
	2020	41,466	3,416	11.87 to 12.77	5.3% to 5.9%	3.3%
	2019	34,358	2,996	11.28 to 11.54	10.1% to 10.7%	4.8%
	2018	17,268	1,666	10.24 to 10.42	(9.0%) to (8.5%)	4.3%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

			Units	Variable Accumulation		Investment
		Net Assets	Outstanding	Unit Value	Total Return[1]	Income
		(in 000’s)	(in 000’s)	(Lowest to Highest)	(Lowest to Highest)	Ratio[2]

Columbia Variable Portfolio—Intermediate Bond Fund—Class 2	2022	$269	29	$9.25 to $9.34	(7.5%) to (6.6%)	2.2%

Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2022	$38,491	1,842	$9.77 to $30.73	(10.6%) to (1.8%)	0.5%
	2021	46,652	1,843	17.36 to 34.22	26.4% to 27.3%	0.5%
	2020	34,467	1,671	13.69 to 26.92	6.6% to 7.3%	0.3%
	2019	35,741	1,764	12.81 to 25.13	18.8% to 19.5%	0.3%
	2018	33,762	1,933	10.76 to 21.05	(19.7%) to (19.2%)	0.2%

Delaware VIP® Small Cap Value Series—Service Class	2022	$13,816	1,187	$9.61 to $11.93	(13.9%) to (3.3%)	0.5%
	2021	16,389	1,197	13.47 to 13.78	31.7% to 32.4%	0.5%
	2020	7,183	693	10.23 to 10.41	(3.9%) to (3.3%)	0.9%
	2019	3,883	362	10.64 to 10.77	25.5% to 26.2%	0.6%
	2018	1,503	177	8.48 to 8.53	(18.4%) to (17.9%)	0.4%

DWS Alternative Asset Allocation VIP—Class B	2022	$63,981	5,738	$9.35 to $11.33	(9.3%) to (6.0%)	7.0%
	2021	73,790	5,981	12.04 to 12.43	10.4% to 11.0%	1.7%
	2020	72,333	6,503	10.91 to 11.19	3.5% to 4.1%	2.3%
	2019	55,025	5,144	10.54 to 10.76	12.4% to 13.0%	3.0%
	2018	24,785	2,615	9.38 to 9.52	(10.9%) to (10.4%)	1.4%

Fidelity® VIP Bond Index Portfolio—Service Class 2	2022	$45,746	5,533	$8.16 to $9.61	(14.9%) to (3.9%)	1.4%
	2021	55,134	5,720	9.59 to 9.66	(3.9%) to (3.4%)	0.8%
	2020	54,497	5,455	9.99 to 9.99	(0.1%) to (0.1%)	0.9%

Fidelity® VIP ContrafundSM Portfolio—Initial Class	2022	$108,370	1,587	$37.32 to $76.76	(27.7%) to (27.3%)	0.5%
	2021	165,185	1,767	51.46 to 105.64	25.5% to 26.1%	0.1%
	2020	143,799	1,946	40.91 to 83.80	28.2% to 28.8%	0.2%
	2019	129,927	2,277	31.84 to 65.09	29.2% to 29.7%	0.4%
	2018	115,517	2,644	24.59 to 50.17	(8.1%) to (7.7%)	0.7%

Fidelity® VIP ContrafundSM Portfolio—Service Class 2	2022	$322,650	13,461	$9.05 to $46.46	(27.8%) to (9.1%)	0.3%
	2021	447,433	12,495	23.16 to 64.12	25.2% to 26.0%	0.0%
	2020	393,608	13,307	18.46 to 51.02	27.8% to 28.7%	0.1%
	2019	365,880	15,292	14.40 to 39.75	28.9% to 29.7%	0.2%
	2018	321,912	16,606	11.15 to 30.72	(8.4%) to (7.8%)	0.4%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

			Units	Variable Accumulation		Investment
		Net Assets	Outstanding	Unit Value	Total Return[1]	Income
		(in 000’s)	(in 000’s)	(Lowest to Highest)	(Lowest to Highest)	Ratio[2]

Fidelity® VIP Emerging Markets Portfolio—Service Class 2	2022	$12,754	1,246	$9.50 to $10.33	(21.8%) to (4.5%)	1.7%
	2021	13,658	1,045	12.87 to 13.13	(4.1%) to (3.6%)	2.2%
	2020	8,702	641	13.42 to 13.62	28.6% to 29.3%	0.7%
	2019	4,563	434	10.44 to 10.53	27.0% to 27.7%	1.7%
	2018	1,555	189	8.22 to 8.25	(17.8%) to (17.5%)	1.0%

Fidelity® VIP Equity-Income PortfolioSM—Initial Class	2022	$44,298	1,025	$28.72 to $47.68	(6.7%) to (6.3%)	1.8%
	2021	51,833	1,124	30.78 to 50.87	22.6% to 23.2%	1.9%
	2020	46,858	1,251	25.11 to 41.31	0.3% to 5.2%	1.8%
	2019	50,417	1,425	23.97 to 39.26	25.1% to 25.7%	2.0%
	2018	45,408	1,619	19.16 to 31.24	(10.0%) to (9.6%)	2.2%

Fidelity® VIP Equity-Income PortfolioSM—Service Class 2	2022	$146,349	7,170	$9.95 to $32.60	(7.0%) to (0.0%)	1.8%
	2021	150,101	6,247	17.10 to 34.89	22.3% to 23.1%	1.7%
	2020	123,481	6,164	13.95 to 28.39	4.5% to 5.2%	1.7%
	2019	115,495	5,662	13.31 to 27.05	24.8% to 25.6%	1.8%
	2018	88,941	4,972	10.64 to 21.58	(10.2%) to (9.6%)	2.1%

Fidelity® VIP FundsManager® 60% Portfolio—Investor Class	2022	$798,095	71,721	$11.13 to $11.42	(16.7%) to (16.1%)	1.9%
	2021	760,454	56,956	13.35 to 13.60	10.2% to 11.0%	1.2%
	2020	497,417	41,067	12.11 to 12.11	13.0% to 13.0%	1.1%
	2019	250,095	23,323	10.72 to 10.72	7.2% to 7.2%	2.0%

Fidelity® VIP FundsManager® 60% Portfolio—Service Class	2022	$28,198	2,586	$9.47 to $11.43	(16.5%) to (4.8%)	2.0%
	2021	25,837	1,957	11.56 to 13.61	10.4% to 11.0%	1.4%
	2020	9,963	815	12.15 to 12.26	13.1% to 13.8%	1.2%
	2019	3,992	371	10.74 to 10.78	7.4% to 7.8%	1.8%

Fidelity® VIP Government Money Market Portfolio—Investor Class	2022	$—	—	$—	—	—
	2021	—	—	—	—	—
	2020	—	—	—	—	—
	2019	—	—	—	—	—

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

			Units	Variable Accumulation		Investment
		Net Assets	Outstanding	Unit Value	Total Return[1]	Income
		(in 000’s)	(in 000’s)	(Lowest to Highest)	(Lowest to Highest)	Ratio[2]

Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2022	$152,398	6,935	$8.25 to $26.14	(39.4%) to (17.0%)	0.0%
	2021	223,339	5,661	35.85 to 42.96	9.7% to 10.3%	0.0%
	2020	171,507	4,750	32.62 to 38.99	65.3% to 66.2%	0.0%
	2019	87,880	4,008	19.70 to 23.49	38.1% to 38.8%	0.0%
	2018	42,044	2,630	14.25 to 16.95	10.3% to 10.9%	0.1%

Fidelity® VIP Health Care Portfolio—Service Class 2	2022	$53,374	3,922	$10.47 to $13.86	(14.1%) to 5.2%	0.0%
	2021	58,062	3,630	15.82 to 16.06	9.5% to 10.1%	0.0%
	2020	30,925	2,126	14.45 to 14.58	19.2% to 19.8%	0.6%
	2019	4,613	379	12.12 to 12.17	21.2% to 21.7%	0.3%

Fidelity® VIP International Index Portfolio—Service Class 2	2022	$12,040	1,233	$9.26 to $10.24	(17.7%) to (4.3%)	2.5%
	2021	8,435	706	11.20 to 12.37	5.6% to 6.2%	3.3%
	2020	2,789	240	11.54 to 11.65	8.4% to 9.0%	1.9%
	2019	1,025	96	10.64 to 10.68	6.4% to 6.8%	3.9%

Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2	2022	$1,278	134	$9.52 to $9.60	(4.8%) to (4.0%)	4.4%

Fidelity® VIP Mid Cap Portfolio—Service Class 2	2022	$115,157	4,511	$9.71 to $46.17	(16.5%) to (2.4%)	0.3%
	2021	146,175	4,474	17.66 to 55.09	23.0% to 23.8%	0.4%
	2020	127,589	4,529	14.32 to 44.60	15.7% to 16.5%	0.4%
	2019	128,805	5,067	12.34 to 38.39	20.9% to 21.7%	0.7%
	2018	120,951	5,445	10.18 to 31.63	(16.3%) to (15.8%)	0.4%

Franklin Templeton Aggressive Model Portfolio—Class II	2022	$84,897	7,318	$9.41 to $12.51	(18.3%) to (5.4%)	2.9%
	2021	52,648	3,575	12.33 to 15.21	17.4% to 18.1%	2.1%
	2020	16,536	1,284	12.84 to 12.88	28.4% to 28.8%	1.8%

Franklin Templeton Conservative Model Portfolio—Class II	2022	$53,493	5,561	$8.99 to $9.70	(14.7%) to (4.5%)	2.6%
	2021	46,070	4,096	10.49 to 11.31	2.9% to 3.5%	2.4%
	2020	21,417	1,961	10.90 to 10.94	9.0% to 9.4%	2.5%

Franklin Templeton Moderate Model Portfolio—Class II	2022	$328,984	30,683	$9.44 to $10.97	(16.5%) to (5.1%)	3.0%
	2021	264,265	20,409	11.40 to 13.05	10.4% to 11.0%	2.4%
	2020	75,114	6,389	11.72 to 11.76	17.2% to 17.6%	1.8%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

			Units	Variable Accumulation		Investment
		Net Assets	Outstanding	Unit Value	Total Return[1]	Income
		(in 000’s)	(in 000’s)	(Lowest to Highest)	(Lowest to Highest)	Ratio[2]

Franklin Templeton Moderately Aggressive Model Portfolio—Class II	2022	$249,079	22,343	$9.44 to $11.57	(17.5%) to (5.1%)	2.7%
	2021	198,181	14,415	11.72 to 13.95	12.6% to 13.2%	2.4%
	2020	52,106	4,231	12.28 to 12.32	22.8% to 23.2%	1.8%

Franklin Templeton Moderately Conservative Model Portfolio—Class II	2022	$129,398	12,440	$9.42 to $10.56	(14.8%) to (4.2%)	2.7%
	2021	110,091	8,976	11.01 to 12.32	7.1% to 7.7%	2.3%
	2020	41,342	3,615	11.41 to 11.45	14.1% to 14.5%	2.1%

Invesco V.I. EQV International Equity Fund—Series II Shares	2022	$28,359	2,532	$9.77 to $12.02	(19.9%) to (1.8%)	1.5%
	2021	35,598	2,555	12.91 to 14.95	3.8% to 4.3%	1.1%
	2020	35,610	2,670	12.42 to 14.35	11.8% to 12.4%	2.1%
	2019	35,220	2,974	11.10 to 12.79	26.0% to 26.7%	1.3%
	2018	33,147	3,550	8.79 to 10.11	(16.7%) to (16.2%)	1.9%

Invesco V.I. Main Street Small Cap Fund®—Series II Shares	2022	$9,916	700	$9.59 to $15.37	(17.5%) to (3.6%)	0.3%
	2021	6,650	360	18.36 to 18.53	20.1% to 20.8%	0.2%
	2020	463	30	15.30 to 15.34	53.0% to 53.4%	0.4%

Janus Henderson Enterprise Portfolio—Service Shares	2022	$35,643	2,475	$9.66 to $15.02	(17.6%) to (2.8%)	0.1%
	2021	40,322	2,236	17.72 to 18.13	14.5% to 15.2%	0.2%
	2020	29,462	1,881	15.48 to 15.74	17.1% to 17.8%	0.0%
	2019	19,646	1,475	13.21 to 20.83	27.2% to 33.5%	0.1%
	2018	5,640	565	9.95 to 10.01	(2.4%) to (1.9%)	0.1%

Janus Henderson Global Research Portfolio—Institutional Shares	2022	$41,647	1,274	$13.39 to $35.53	(20.9%) to (20.5%)	1.0%
	2021	57,935	1,414	16.88 to 44.71	15.9% to 16.4%	0.5%
	2020	54,912	1,565	14.53 to 38.40	17.9% to 18.4%	0.7%
	2019	52,405	1,773	12.29 to 32.43	26.7% to 27.2%	1.0%
	2018	46,614	2,024	9.68 to 25.49	(8.6%) to (8.2%)	1.1%

Janus Henderson Global Research Portfolio—Service Shares	2022	$33,395	1,716	$9.42 to $26.58	(21.1%) to (5.3%)	0.9%
	2021	40,911	1,545	17.75 to 33.53	15.6% to 16.4%	0.4%
	2020	38,065	1,620	15.31 to 28.87	17.6% to 18.3%	0.6%
	2019	35,852	1,740	12.99 to 24.44	26.4% to 27.2%	0.9%
	2018	30,362	1,809	10.26 to 19.26	(8.8%) to (8.2%)	1.0%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

			Units	Variable Accumulation		Investment
		Net Assets	Outstanding	Unit Value	Total Return[1]	Income
		(in 000’s)	(in 000’s)	(Lowest to Highest)	(Lowest to Highest)	Ratio[2]

MFS® International Intrinsic Value Portfolio—Service Class	2022	$37,842	3,153	$9.42 to $12.27	(25.1%) to (5.3%)	0.5%
	2021	45,940	2,838	15.87 to 16.28	8.4% to 9.0%	0.1%
	2020	34,902	2,346	14.64 to 14.94	18.1% to 18.8%	0.8%
	2019	23,489	1,874	12.40 to 12.58	23.5% to 24.2%	1.6%
	2018	9,318	922	10.04 to 10.13	(11.3%) to (10.8%)	1.0%

MFS® Investors Trust Series—Initial Class	2022	$7,503	242	$26.48 to $42.31	(18.0%) to (17.6%)	0.7%
	2021	9,976	265	32.21 to 51.61	24.5% to 25.1%	0.6%
	2020	9,089	302	25.81 to 41.46	11.8% to 12.3%	0.6%
	2019	8,733	326	23.03 to 37.09	29.2% to 29.8%	0.7%
	2018	7,081	342	17.79 to 28.71	(7.2%) to (6.8%)	0.6%

MFS® Investors Trust Series—Service Class	2022	$55,323	2,813	$9.47 to $38.39	(18.2%) to (4.9%)	0.4%
	2021	72,584	2,943	20.79 to 46.75	24.2% to 25.0%	0.4%
	2020	69,351	3,492	16.70 to 37.50	11.5% to 12.2%	0.4%
	2019	61,623	3,373	14.94 to 33.49	28.8% to 29.7%	0.5%
	2018	40,011	2,685	11.56 to 25.89	(7.4%) to (6.8%)	0.5%

MFS® Mid Cap Value Portfolio—Service Class	2022	$22,021	1,491	$9.78 to $15.83	(10.6%) to (1.6%)	0.8%
	2021	22,933	1,310	13.47 to 17.61	28.3% to 29.0%	0.8%
	2020	11,861	872	10.48 to 13.64	4.8% to 36.4%	0.1%

MFS® Research International Portfolio—Service Class	2022	$581	60	$9.62 to $9.71	(3.8%) to (2.9%)	2.0%

MFS® Research Series—Initial Class	2022	$7,772	224	$23.56 to $39.18	(18.5%) to (18.4%)	0.5%
	2021	10,573	249	28.92 to 48.01	22.8% to 23.1%	0.5%
	2020	10,008	290	23.54 to 39.03	14.7% to 15.0%	0.7%
	2019	9,986	333	20.52 to 33.96	30.8% to 31.1%	0.8%
	2018	8,693	380	15.68 to 25.92	(5.9%) to (5.7%)	0.7%

MFS® Research Series—Service Class	2022	$40,028	1,919	$9.50 to $42.91	(18.9%) to (4.5%)	0.2%
	2021	53,717	2,035	21.42 to 52.70	22.2% to 23.0%	0.3%
	2020	49,996	2,305	17.48 to 42.92	14.2% to 14.9%	0.6%
	2019	40,050	2,025	15.27 to 37.42	30.2% to 31.0%	0.6%
	2018	19,556	1,087	11.70 to 28.62	(6.4%) to (5.8%)	0.5%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

			Units	Variable Accumulation		Investment
		Net Assets	Outstanding	Unit Value	Total Return[1]	Income
		(in 000’s)	(in 000’s)	(Lowest to Highest)	(Lowest to Highest)	Ratio[2]

Morgan Stanley VIF U.S. Real Estate Portfolio—Class II	2022	$17,982	1,910	$7.99 to $10.56	(28.5%) to (19.7%)	1.0%
	2021	24,273	1,804	12.16 to 14.70	37.0% to 37.8%	1.8%
	2020	17,675	1,784	8.85 to 10.69	(18.5%) to (18.1%)	2.6%
	2019	21,447	1,741	10.84 to 13.07	16.6% to 17.3%	1.6%
	2018	18,762	1,762	9.27 to 11.16	(9.6%) to (9.1%)	2.5%

Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	2022	$1,271	35	$34.74 to $49.62	(30.0%) to (29.7%)	0.0%
	2021	1,936	37	49.48 to 70.64	10.9% to 11.4%	0.0%
	2020	1,878	40	44.41 to 63.43	37.4% to 38.0%	0.0%
	2019	1,536	45	32.17 to 45.97	30.3% to 30.9%	0.0%
	2018	1,235	48	24.58 to 35.14	(8.1%) to (7.7%)	0.0%

Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2022	$64,245	2,994	$8.91 to $43.84	(30.1%) to (10.4%)	0.0%
	2021	94,866	2,858	21.45 to 62.50	10.7% to 11.4%	0.0%
	2020	88,209	2,807	19.33 to 56.25	37.2% to 38.0%	0.0%
	2019	76,952	3,198	14.06 to 40.85	30.1% to 30.9%	0.0%
	2018	59,200	3,122	10.78 to 31.29	(8.3%) to (7.7%)	0.0%

PIMCO VIT Income Portfolio—Advisor Class	2022	$17,291	1,705	$9.85 to $10.21	(9.5%) to (1.0%)	3.6%
	2021	15,562	1,391	11.11 to 11.21	0.1% to 0.7%	2.7%
	2020	4,291	386	11.10 to 11.14	11.0% to 11.4%	2.8%

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	2022	$67,670	6,783	$9.48 to $10.57	(11.8%) to (4.7%)	1.4%
	2021	90,124	7,971	10.94 to 11.94	(3.8%) to (3.2%)	1.5%
	2020	90,868	7,742	11.35 to 12.35	3.6% to 4.2%	5.7%
	2019	90,456	7,990	10.94 to 11.87	5.0% to 5.6%	1.7%
	2018	82,235	7,635	10.40 to 11.26	0.2% to 0.8%	1.2%

PIMCO VIT Low Duration Portfolio—Advisor Class	2022	$36,285	3,875	$9.06 to $9.81	(7.5%) to (1.9%)	1.6%
	2021	31,859	3,186	9.79 to 10.10	(2.7%) to (2.2%)	0.4%
	2020	31,796	3,106	10.06 to 10.32	1.1% to 1.7%	1.0%
	2019	21,157	2,098	9.95 to 10.15	2.1% to 2.7%	2.7%
	2018	20,579	2,093	9.75 to 9.89	(1.5%) to (1.0%)	1.8%

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

			Units	Variable Accumulation		Investment
		Net Assets	Outstanding	Unit Value	Total Return[1]	Income
		(in 000’s)	(in 000’s)	(Lowest to Highest)	(Lowest to Highest)	Ratio[2]

PIMCO VIT Total Return Portfolio—Advisor Class	2022	$132,110	13,890	$9.29 to $9.68	(15.9%) to (4.6%)	2.5%
	2021	170,446	15,140	11.02 to 11.46	(3.1%) to (2.5%)	1.7%
	2020	178,964	15,477	11.35 to 11.78	6.7% to 7.2%	2.0%
	2019	118,132	10,934	10.63 to 11.00	6.4% to 7.0%	2.9%
	2018	87,333	8,623	9.98 to 10.30	(2.4%) to (1.8%)	2.4%

Western Asset Core Plus VIT Portfolio—Class II	2022	$1,227	129	$9.44 to $9.52	(5.6%) to (4.8%)	2.9%

Not all Investment Divisions are available under all policies.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value are 0.30% to 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

[1]

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

[2]

These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Policyowners of NYLIAC Variable Annuity Separate Account-III

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of NYLIAC Variable Annuity Separate Account-III indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions of NYLIAC Variable Annuity Separate Account-III as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

MainStay VP American Century Sustainable Equity—Initial Class (1)	MainStay VP Small Cap Growth—Service Class (1)	Fidelity® VIP Equity-Income PortfolioSM— Initial Class (1)
MainStay VP American Century Sustainable Equity—Service Class (1)	MainStay VP U.S. Government Money Market—Initial Class (1)	Fidelity® VIP Equity-Income PortfolioSM— Service Class 2 (1)
MainStay VP Balanced—Service Class (1)	MainStay VP Wellington Growth—Initial Class (1)	Fidelity® VIP FundsManager® 60% Portfolio—Investor Class (1)
MainStay VP Bond—Initial Class (1)	MainStay VP Wellington Growth—Service Class (1)	Fidelity® VIP FundsManager® 60% Portfolio—Service Class (1)
MainStay VP Bond—Service Class (1)	MainStay VP Wellington Mid Cap—Initial Class (1)	Fidelity® VIP Government Money Market Portfolio—Investor Class (1)
MainStay VP Candriam Emerging Markets Equity—Initial Class (1)	MainStay VP Wellington Mid Cap— Service Class (1)	Fidelity® VIP Growth Opportunities Portfolio—Service Class 2 (1)
MainStay VP Candriam Emerging Markets Equity—Service Class (1)	MainStay VP Wellington Small Cap— Initial Class (1)	Fidelity® VIP Health Care Portfolio— Service Class 2 (1)
MainStay VP CBRE Global Infrastructure—Service Class (1)	MainStay VP Wellington Small Cap— Service Class (1)	Fidelity® VIP International Index Portfolio—Service Class 2 (1)
MainStay VP Conservative Allocation— Service Class (1)	MainStay VP Wellington U.S. Equity— Initial Class (1)	Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2 (2)
MainStay VP Epoch U.S. Equity Yield— Initial Class (1)	MainStay VP Wellington U.S. Equity— Service Class (1)	Fidelity® VIP Mid Cap Portfolio—Service Class 2 (1)
MainStay VP Epoch U.S. Equity Yield— Service Class (1)	MainStay VP Winslow Large Cap Growth—Initial Class (1)	Franklin Templeton Aggressive Model Portfolio—Class II (1)
MainStay VP Equity Allocation—Service Class (1)	MainStay VP Winslow Large Cap Growth—Service Class (1)	Franklin Templeton Conservative Model Portfolio—Class II (1)
MainStay VP Fidelity Institutional AM® Utilities—Initial Class (1)	AB VPS Growth and Income Portfolio— Class B (2)	Franklin Templeton Moderate Model Portfolio—Class II (1)
MainStay VP Fidelity Institutional AM® Utilities—Service Class (1)	American Funds IS Asset Allocation Fund—Class 4 (1)	Franklin Templeton Moderately Aggressive Model Portfolio— Class II (1)
MainStay VP Floating Rate—Service Class (1)	American Funds IS The Bond Fund of America®—Class 4 (2)	Franklin Templeton Moderately Conservative Model Portfolio— Class II (1)
MainStay VP Growth Allocation—Service Class (1)	American Funds IS Global Small Capitalization Fund—Class 4 (1)	Invesco V.I. EQV International Equity Fund—Series II Shares (1)
MainStay VP Income Builder—Initial Class (1)	American Funds IS Growth Fund— Class 4 (1)	Invesco V.I. Main Street Small Cap Fund®—Series II Shares (1)
MainStay VP Income Builder—Service Class (1)	American Funds IS New World Fund®— Class 4 (1)	Janus Henderson Enterprise Portfolio— Service Shares (1)

Report of Independent Registered Public Accounting Firm (Continued)

MainStay VP IQ Hedge Multi-Strategy— Service Class (1)	American Funds IS Washington Mutual Investors FundSM—Class 4 (1)	Janus Henderson Global Research Portfolio—Institutional Shares (1)
MainStay VP Janus Henderson Balanced— Initial Class (1)	BlackRock® Global Allocation V.I. Fund—Class III (1)	Janus Henderson Global Research Portfolio—Service Shares (1)
MainStay VP Janus Henderson Balanced— Service Class (1)	BlackRock® High Yield V.I. Fund— Class III (1)	MFS® International Intrinsic Value Portfolio—Service Class (1)
MainStay VP MacKay Convertible—Initial Class (1)	BNY Mellon IP Technology Growth Portfolio—Initial Shares (1)	MFS® Investors Trust Series—Initial Class (1)
MainStay VP MacKay Convertible— Service Class (1)	BNY Mellon IP Technology Growth Portfolio—Service Shares (1)	MFS® Investors Trust Series—Service Class (1)
MainStay VP MacKay Government— Initial Class (1)	BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares (2)	MFS® Mid Cap Value Portfolio—Service Class (1)
MainStay VP MacKay Government— Service Class (1)	ClearBridge Variable Appreciation Portfolio—Class II (1)	MFS® Research International Portfolio— Service Class (2)
MainStay VP MacKay High Yield Corporate Bond—Initial Class (1)	Columbia Variable Portfolio—Commodity Strategy Fund—Class 2 (1)	MFS® Research Series—Initial Class (1)
MainStay VP MacKay High Yield Corporate Bond—Service Class (1)	Columbia Variable Portfolio—Emerging Markets Bond Fund— Class 2 (1)	MFS® Research Series—Service Class (1)
MainStay VP MacKay International Equity—Initial Class (1)	Columbia Variable Portfolio— Intermediate Bond Fund—Class 2 (2)	Morgan Stanley VIF U.S. Real Estate Portfolio—Class II (1)
MainStay VP MacKay International Equity—Service Class (1)	Columbia Variable Portfolio—Small Cap Value Fund—Class 2 (1)	Neuberger Berman AMT Mid Cap Growth Portfolio—Class I (1)
MainStay VP MacKay Strategic Bond— Service Class (1)	Delaware VIP® Small Cap Value Series— Service Class (1)	Neuberger Berman AMT Mid Cap Growth Portfolio—Class S (1)
MainStay VP Moderate Allocation— Service Class (1)	DWS Alternative Asset Allocation VIP— Class B (1)	PIMCO VIT Income Portfolio—Advisor Class (1)
MainStay VP Natural Resources—Initial Class (1)	Fidelity® VIP Bond Index Portfolio— Service Class 2 (1)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class (1)
MainStay VP PIMCO Real Return— Service Class (1)	Fidelity® VIP ContrafundSM Portfolio— Initial Class (1)	PIMCO VIT Low Duration Portfolio— Advisor Class (1)
MainStay VP S&P 500 Index—Initial Class (1)	Fidelity® VIP ContrafundSM Portfolio— Service Class 2 (1)	PIMCO VIT Total Return Portfolio— Advisor Class (1)
MainStay VP S&P 500 Index—Service Class (1)	Fidelity® VIP Emerging Markets Portfolio—Service Class 2 (1)	Western Asset Core Plus VIT Portfolio— Class II (2)
MainStay VP Small Cap Growth—Initial Class (1)

(1)	Statement of operations for the year ended December 31, 2022 and statement of changes in net assets for the years ended December 31, 2022 and 2021
(2)	Statement of operations and statement of changes in net assets for the period May 1, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of the New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on the financial statements of each of the investment divisions of NYLIAC Variable Annuity Separate Account-III based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment divisions of NYLIAC

Report of Independent Registered Public Accounting Firm (Continued)

Variable Annuity Separate Account-III in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 4, 2023

We have served as the auditor of one or more of the investment divisions of NYLIAC Variable Annuity Separate Account-III since 1995.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of

New York Life Insurance Company)

FINANCIAL STATEMENTS

AND SUPPLEMENTAL SCHEDULES

(STATUTORY BASIS)

December 31, 2022, 2021 and 2020

Report of Independent Auditors

To the Board of Directors of New York Life Insurance and Annuity Corporation

Opinions

We have audited the accompanying statutory financial statements of New York Life Insurance and Annuity Corporation (the “Company”), which comprise the statutory statements of financial position as of December 31, 2022 and 2021, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years ended December 31, 2022, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years ended December 31, 2022.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Emphasis of Matter

As disclosed in Note 11 to the financial statements, the Company has entered into significant related party transactions with New York Life Insurance Company and its affiliates. Our opinion is not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017-6204

T: (646) 471 3000, www.pwc.com/us

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of selected financial data, summary investment schedule, investment risks interrogatories, and supplemental schedule of reinsurance contracts (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2022 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

New York, New York
March 9, 2023

2

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2022	2021

	(in millions)
Assets
Bonds	$93,817	$90,767
Common and preferred stocks	1,285	1,635
Mortgage loans	15,544	14,315
Policy loans	862	857
Other invested assets	3,721	3,237
Cash, cash equivalents and short-term investments	6,401	1,763
Derivatives	1,360	581

Total cash and invested assets	122,990	113,155
Investment income due and accrued	851	715
Interest in annuity contracts	10,236	9,875
Other assets	1,101	902
Separate accounts assets	49,808	58,484

Total assets	$184,986	$183,131

Liabilities, capital and surplus
Liabilities:
Policy reserves	$109,695	$99,972
Deposit funds	1,441	1,482
Policy claims	1,049	1,062
Separate accounts transfers due and accrued	(1,104)	(1,219)
Obligations under structured settlement agreements	10,236	9,875
Amounts payable under security lending agreements	675	675
Other liabilities	2,798	1,194
Interest maintenance reserve	(8)	12
Asset valuation reserve	1,890	1,874
Separate accounts liabilities	49,777	58,470

Total liabilities	176,449	173,397

Capital and Surplus:
Capital stock - par value $10,000 (20,000 shares authorized, 2,500 issued and outstanding)	25	25
Gross paid in and contributed surplus	4,458	4,458
Unassigned surplus	4,054	5,251

Total capital and surplus	8,537	9,734

Total liabilities, capital and surplus	$184,986	$183,131

See accompanying notes to financial statements.

3

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2022	2021	2020

	(in millions)
Income
Premiums	$21,033	$14,012	$12,657
Net investment income	4,304	4,261	4,140
Other income	1,093	1,073	977

Total income	26,430	19,346	17,774

Benefits and expenses
Benefit payments:
Death benefits	2,345	2,343	929
Annuity benefits	3,431	3,430	3,247
Surrender benefits	9,256	9,054	8,126
Other benefits	93	87	115

Total benefit payments	15,125	14,914	12,417
Additions to policy reserves	9,721	418	2,803
Net transfers to separate accounts	444	1,909	710
Operating expenses	1,645	1,432	1,382

Total benefits and expenses	26,935	18,673	17,312

(Loss)/gain from operations before federal and foreign income taxes	(505)	673	462
Federal and foreign income taxes	114	187	102

Net (loss)/gain from operations	(619)	486	360
Net realized capital losses, after taxes and transfers to interest maintenance reserve	(37)	(157)	(177)

Net (loss)/income	$(656)	$329	$183

See accompanying notes to financial statements.

4

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2022	2021	2020

	(in millions)
Capital and surplus, beginning of year	$9,734	$9,448	$9,355
Net increase/(decrease) due to:
Net (loss)/income	(656)	329	183
Change in net unrealized capital (losses)/gains on investments	(153)	589	206
Change in nonadmitted assets	(300)	(7)	2
Change in asset valuation reserve	(16)	(271)	(43)
Change in reserve valuation basis	—	536	(16)
Change in net deferred income tax	311	106	162
Dividends to parent	(400)	(942)	(932)
Prior period corrections	—	(77)	—
Additional paid in surplus	—	—	530
Other adjustments, net	17	23	1

Net (decrease)/increase	(1,197)	286	93

Capital and surplus, end of year	$8,537	$9,734	$9,448

See accompanying notes to financial statements.

5

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2022	2021	2020

	(in millions)
Cash flows from operating activities:
Premiums received	$20,995	$13,623	$12,665
Net investment income received	3,888	4,237	3,849
Other	1,095	1,080	974

Total received	25,978	18,940	17,488

Benefits and other payments	15,140	14,154	12,281
Net transfers to separate accounts	334	2,020	764
Operating expenses	1,580	1,356	1,298
Federal income taxes	101	285	65

Total paid	17,155	17,815	14,408

Net cash from operating activities	8,823	1,125	3,080

Cash flows used in investing activities:
Proceeds from investments sold	6,998	8,403	5,035
Proceeds from investments matured or repaid	8,889	12,844	9,733
Cost of investments acquired	(20,237)	(22,397)	(15,553)
Net change in policy loans	(9)	34	17

Net cash used in investing activities	(4,359)	(1,116)	(768)

Cash flows from/(used in) financing and miscellaneous activities:
Dividends to New York Life	(400)	(942)	(932)
Other miscellaneous uses	574	(103)	(17)

Net cash from/(used in) financing and miscellaneous activities	174	(1,045)	(949)

Net increase/(decrease) in cash, cash equivalents and short-term investments	4,638	(1,036)	1,363
Cash, cash equivalents and short-term investments, beginning of year	1,763	2,799	1,436

Cash, cash equivalents and short-term investments, end of year	$6,401	$1,763	$2,799

See accompanying notes to financial statements.

6

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS (supplemental)

	Years Ended December 31,
	2022	2021	2020

	(in millions)
Non-cash activities during the year not included in the Statutory Statements of Cash Flows:
Transfer of bond investment to bond investment	$6,760	$1,348	$471
Transfer of other invested assets investment to insurance affiliate in exchange for bonds	$250	$—	$—
Transfer of assets between bond investment and other invested assets	$146	$66	$72
Capitalized interest on bonds and mortgage loans	$95	$119	$125
Depreciation/amortization on fixed assets	$73	$73	$77
Low-income housing tax credit future commitments	$68	$80	$4
Transfer of mortgage loans to other invested assets	$44	$72	$40
Transfers between equity investment and equity investment	$34	$5	$9
Bonds to be announced commitments - purchased/sold	$19	$1,535	$10
Other invested assets stock distribution	$6	$16	$—
Dividend to New York Life paid in bonds	$—	$402	$—
Exchange of bonds to stocks	$—	$3	$19
Contribution from New York Life in bonds	$—	$—	$530

See accompanying notes to financial statements.

7

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

December  31, 2022, 2021 and 2020

NOTE 1—NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (“the Company”), domiciled in the State of Delaware, is a direct, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its life and annuity business and its investment management activities. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 states of the United States of America and the District of Columbia, primarily through New York Life’s career agency force, with certain products also marketed through independent brokers, brokerage general agents and banks.

NOTE 2—BASIS OF PRESENTATION

The accompanying financial statements have been prepared using accounting practices prescribed or permitted by the Delaware State Insurance Department (“the Department” or “statutory accounting practices”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Department recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial position and results of operations of an insurance company and for determining its solvency under the Delaware State Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Prior Period Correction

In 2021, the Company corrected its assumption of the duration in which bank owned life insurance policies paid premiums under the universal life (“UL”) Commissioners Reserve Valuation Methodology. As a result, the Company recorded a prior period correction decreasing surplus by $77 million in 2021.

Statutory vs. U.S. GAAP Basis of Accounting

Financial statements prepared under NAIC SAP as determined under Delaware State Insurance Law vary from those prepared under U.S. GAAP. The effects of those differences are material to the Company’s financial statements. The primary differences that would most likely be material are as follows:

Investments

•

investments in bonds are generally carried at amortized cost or values as prescribed by the Department, whereas under U.S. GAAP, investments in bonds that are classified as available for sale or trading are carried at fair value, with changes in fair value of bonds classified as available for sale reflected in equity, and changes in fair value of bonds classified as trading reflected in earnings;

•

investments in noncontrolled partnerships and limited liability companies are accounted for under the equity method for both NAIC SAP and U.S. GAAP. Under the statutory equity method, undistributed income and capital gains and losses for these investments are reported in surplus as unrealized gains or losses, whereas under U.S. GAAP, in many cases, for investment companies, unrealized gains and losses are included in net investment income.

8

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 2—BASIS OF PRESENTATION (continued)

•

realized gains and losses resulting from changes in interest rates are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold, whereas under U.S. GAAP, the gains and losses are recognized in income at the time of sale;

•	certain derivative instruments are carried at amortized cost, whereas under U.S. GAAP, all derivative instruments are carried at fair value;

Insurance Contracts

•

contracts that have any mortality or morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts, whereas under U.S. GAAP, only contracts that have significant mortality or morbidity risk are classified as insurance contracts otherwise they are accounted for in a manner consistent with the accounting for interest bearing or other financial instruments.

•

payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances;

•

the costs related to acquiring insurance contracts (principally commissions), policy issue expenses and sales inducements are charged to income in the period incurred, whereas under U.S. GAAP, these costs are deferred when related directly to successful sales and amortized over the periods benefited;

•	life insurance and annuity reserves are based on different statutory methods and assumptions than they are under U.S. GAAP;

•

reinsurance agreements are accounted for as reinsurance on an NAIC SAP and U.S. GAAP basis if certain risk transfer provisions have been met. NAIC SAP requires the reinsurer to assume insurance risk, regardless of the significance of the loss potential, whereas U.S. GAAP requires that there is a reasonable possibility that the reinsurer may realize significant loss from assuming insurance risk; assets and liabilities from reinsurance transactions are reported net of reinsurance, whereas under U.S. GAAP, assets and liabilities from reinsurance transactions are reported gross of reinsurance;

Taxes

•

deferred income taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus, whereas under U.S. GAAP, deferred income taxes include federal and state income taxes and changes in deferred taxes are reflected in either earnings or other comprehensive income;

•

a tax loss contingency is required to be established if it is more likely than not that a tax position will not be sustained upon examination by taxing authorities. If a loss contingency is greater than 50% of the tax benefit associated with a tax position, the loss contingency is increased to 100%, whereas under U.S. GAAP the amount of the benefit for any uncertain tax position is the largest amount that is greater than 50% likely of being realized upon settlement;

Surplus

•

an asset valuation reserve (“AVR”) based on a formula prescribed by the NAIC is established as a liability to offset potential non-interest related investment losses. Changes in the AVR are recorded directly to surplus, whereas under U.S. GAAP, no AVR is recognized;

•

certain assets, such as deferred taxes as noted above, intangible assets, furniture and equipment, and unsecured receivables are considered nonadmitted and excluded from assets, whereas they are included in assets under U.S. GAAP subject to a valuation allowance, as appropriate.

9

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from those estimates.

Bonds

Bonds are stated at amortized cost using the interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Residual interests in securitizations are reported as other invested assets at the lower of cost or fair value. Prior to 2022, these investments were reported in Bonds when issued as debt securities. Refer to Note 9 - Fair Value Measurements for discussion on the valuation approach and methods for bonds.

Under NAIC SAP, Securities Valuation Office (“SVO”)-identified investments, which include certain SVO approved exchange traded funds, (“ETFs”) and mutual funds are eligible for classification as bonds as identified in the SVO’s Purposes and Procedures Manual. SVO-identified bond ETFs are stated at fair value.

The interest method for loan-backed and structured securities, which are included in bonds, uses current assumptions of projected cash flows. Amortization of premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. Projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality loan-backed and structured securities backed by the government and high credit quality adjustable rate mortgage loan-backed securities (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For all other securities, including all loan-backed and structured securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (e.g., interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

All acquisitions of securities are recorded in the financial statements on a trade date basis except for the acquisitions of private placement bonds, which are recorded on the funding date.

Preferred Stocks

Redeemable preferred stocks in “good standing” (NAIC designation of 1 to 3) are valued at amortized cost. Redeemable preferred stocks “not in good standing” (NAIC designation of 4 to 6) are valued at the lower of amortized cost or fair value. Perpetual preferred stock and mandatory convertible preferred stock are valued at fair value, not to exceed any currently effective call price. Refer to Note 9 - Fair Value Measurements for discussion on the valuation approach and methods for preferred stocks.

Common Stocks

Common stocks include the Company’s investments in unaffiliated stocks, which includes investments in shares of SEC registered investment funds as well as regulated foreign open-end investment funds, which are carried at fair value. Unrealized gains and losses are reflected in surplus, net of deferred taxes. Refer to Note 9 - Fair Value Measurements for a discussion on the valuation approach and methods for common stocks.

10

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Other than Temporary Impairments

The cost basis of bonds and equity securities is adjusted for impairments in value that are deemed to be other than temporary. An other-than-temporary loss is recognized in net income when it is anticipated that the amortized cost will not be recovered. Factors considered in evaluating whether a decline in value is other than temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; (3) the financial condition and near-term prospects of the issuer; and (4) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value.

When a bond (other than loan-backed and structured securities), preferred stock or common stock is deemed other-than-temporarily impaired, the difference between the investment’s amortized cost and its fair value is recognized as a realized loss and reported in net income if the loss is credit related, or deferred in the IMR if interest related for bonds.

For loan-backed and structured securities, the entire difference between the security’s amortized cost and its fair value is recognized in net income only when the Company (a) has the intent to sell the security or (b) it does not have the intent and ability to hold the security to recovery. If neither of these two conditions exists, a realized loss is recognized in net income for the difference between the amortized cost basis of the security and the net present value of projected future cash flows expected to be collected. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the loan-backed or structured security prior to impairment.

The determination of cash flow estimates in the net present value calculation is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment (“OTTI”), the impaired bond security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted (or amortized) into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts, premiums, deferred origination fees related to points, and specific valuation allowances, and are collateralized. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus when it is probable that based on current information and events, the Company will be unable to collect amounts due under the contractual terms of the loan agreement. Fair value of the collateral is estimated by performing an internal or external current appraisal. If impairment is deemed to be other-than-temporary, which can include a loan modification that qualifies as a troubled debt restructuring (“TDR”), a direct write-down is recognized as a realized loss reported in net income, and a new cost basis for the individual mortgage loan, which is equal to the fair value of the collateral, less costs to obtain and sell, is established. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for mortgage loans.

11

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company accrues interest income on mortgage loans to the extent it is deemed collectible. The Company places loans on non-accrual status, and ceases to recognize interest income when management determines that the collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on mortgage loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income. If a determination is made that the principal will not be collected, the interest payment received is used to reduce the principal balance. If a mortgage loan has any investment income due and accrued that is 90 days past due and collectible, the investment income will continue to accrue but all accrued interest related to the mortgage loan is reported as a nonadmitted asset, until such time that it has been paid or is deemed uncollectible.

Policy Loans

Policy loans are stated at the aggregate balance due. The excess of the unpaid balance of a policy loan that exceeds the cash surrender value is nonadmitted.

Other Invested Assets

Investments in limited partnerships and limited liability companies, including equity investments in affiliated entities organized as limited liability companies, which have admissible audits are carried at the underlying audited equity of the investee. In the absence of an admissible audit, the entire investment is nonadmitted. The financial statements of equity method investees are usually not received in time for the Company to apply the equity method at each reporting period. Therefore, the equity pick-up on these investments has been recorded on a one to three-month lag.

The cost basis of limited partnerships and limited liability companies is adjusted for impairments in value deemed to be other-than-temporary, with the difference between cost and carrying value, which approximates fair value, recognized as a realized loss reported in net income. The new cost basis of an impaired limited partnership or limited liability company is not adjusted for subsequent increases in the underlying audited equity of the investee.

Dividends and distributions from limited partnerships and limited liability companies, other than those deemed a return of capital, are recorded in net investment income. Undistributed earnings are included in unrealized gains and losses and are reflected in surplus, net of deferred taxes.

Residual tranches of securitizations are reported in Other invested assets starting in 2022 and are reported at the lower of cost or market.

Low-Income Housing Tax Credit (“LIHTC”) investments, which are included in other invested assets, are recorded at proportional amortized cost and include remaining unfunded commitments. The carrying value of the investment is amortized into income in proportion to the actual and projected future amounts of tax credits and deductible losses. The amortization is recorded through net investment income.

Real estate includes properties that are directly-owned and real estate property investments that are directly and wholly-owned through a limited liability company and meet certain criteria. Real estate held for the production of income is stated at cost less accumulated depreciation and encumbrances. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less encumbrances and estimated costs to sell. If there is an indication that the carrying amount of the real estate may not be recoverable, then it must be tested for impairment. If the carrying amount of a real estate investment exceeds its undiscounted cash flows, an OTTI is recorded as a realized loss in net income, calculated as the difference between the carrying amount of the real estate investment and the fair value of the real estate investment. Depreciation of real estate held for the production of income is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over the shorter of their estimated useful life, or the remaining estimated life of the real estate. Rental revenue from leased real estate is recognized on a straight-line basis over the lease term.

12

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Derivative Instruments

Derivative instruments that qualify and are designated for hedge accounting are valued in a manner consistent with the items being hedged. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities, and within other income for hedges of liabilities. Net realized gains and losses are recognized upon termination or maturity of these contracts in a manner consistent with the hedged item and when subject to the IMR, are transferred to the IMR, net of taxes.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, which means any time prior to the first quarterly hedge effectiveness assessment date, by detailing the particular risk, management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or cash flows of the hedging instrument are within 80% to 125% of the inverse changes in the fair value or cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy. The Company assesses hedge effectiveness qualitatively on a quarterly basis if (1) the initial quantitative prospective assessment demonstrates that the relationship is expected to be highly effective and (2) at inception, the Company is able to reasonably support an expectation of high effectiveness on a qualitative basis in subsequent periods. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge relationship will no longer be considered effective.

The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expired or is sold, terminated, or exercised; (3) it is probable that the forecasted transaction will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

Derivative instruments that do not qualify or are not designated for hedge accounting are carried at fair value and changes in fair value are recorded in surplus as unrealized gains and losses, net of deferred taxes. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities and within other income for hedges of liabilities Upon termination or maturity the gains or losses on these contracts are recognized in net realized capital gains and losses, net of taxes. Realized gains or losses on terminated or matured derivatives, which are subject to the IMR, are transferred to the IMR, net of taxes.

The Company also uses derivatives as part of replication transactions. Replication transactions refer to derivative transactions entered into in conjunction with other investments in order to reproduce the investment characteristics of otherwise permissible investments. The accounting for derivatives used in replication transactions depends upon how the underlying cash instrument is accounted for, as well as how the replicated asset would be accounted for if acquired directly; alternatively, the Company can elect to carry the derivative at fair value. The Company uses bonds as the referenced cash instrument in its current replication transactions, and therefore, the derivatives are carried at amortized cost. The Company accrues investment income for the replicated synthetic asset throughout the life of the replication transaction. Realized gains or losses at maturity of the replication transaction, which are subject to the IMR, are transferred to the IMR, net of tax.

Cash, Cash Equivalents and Short-term Investments

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments that have original maturities of three months or less at date of purchase and are carried at amortized cost. Cash and cash equivalents also include money market mutual funds which are stated at fair value. Short-term investments consist of securities with remaining maturities of one year or less, but greater than three months at the time of acquisition and are carried at amortized cost, which approximates fair value.

13

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

AVR and IMR

The AVR is used to stabilize surplus from fluctuations in the fair value of bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are accounted for as direct increases or decreases in surplus. The IMR captures interest related realized gains and losses on sales (net of taxes) of bonds, preferred stocks, mortgage loans, interest related other-than-temporary impairments (net of taxes) and realized gains or losses (net of taxes) on terminated interest rate related derivatives which are amortized into net income over the expected years to maturity of the investments sold or the item being hedged using the grouped method. An interest related other-than-temporary impairment occurs when the Company has the intent to sell an investment at the reporting date, before recovery of the cost of the investment. For loan-backed and structured securities, the non-interest related other-than-temporary impairment is booked to the AVR, and the interest related portion to the IMR.

Loaned Securities and Repurchase Agreements

The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, in order to reduce the Company’s risk under these transactions, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability in amounts payable under security lending agreements. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets sold. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income which is earned over the life of the agreement. The liability for repurchasing the assets is included in other liabilities.

The Company enters into tri-party reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.

Premiums and Related Expenses

Life premiums are recognized as revenue when due. Annuity considerations are recognized as revenue when received. Commissions and other costs associated with acquiring new business are charged to operations as incurred. Amounts received or paid under deposit type contracts without mortality or morbidity risk are not reported as income or benefits but are recorded directly as an adjustment to the liability for deposit funds.

Net Investment Income

Income from investments, including amortization of premium, accrual of discount and similar items, as well as income from prepayment penalties, is recorded within net investment income, unless otherwise stated herein.

14

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Policy Reserves

Policy reserves are based on mortality tables and valuation interest rates, which are consistent with statutory requirements and are designed to be sufficient to provide for contractual benefits. The Company holds reserves greater than those developed under the minimum statutory reserving rules when the valuation actuary determines that the minimum statutory reserves are inadequate. Actual results could differ from these estimates and may result in the establishment of additional reserves. The valuation actuary monitors actual experience and, where circumstances warrant, revises assumptions and the related estimates for policy reserves. Refer to Note 12 - Insurance Liabilities for a discussion of reserves in excess of minimum NAIC requirements.

Federal Income Taxes

The Company is a member of an affiliated group which files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company computes its share of consolidated tax provision or benefit, in general, on a separate company basis, and may, where applicable, include the tax benefits of operating or capital losses utilizable in New York Life’s consolidated returns. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated tax return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years.

The Company generally recognizes deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) for expected future tax consequences of temporary differences between statutory and taxable income. Changes in DTAs and DTLs are recognized as a separate component of surplus (except for the net deferred taxes related to investments, which are included in unrealized gains and losses). Limitations on the admitted amount of DTA are calculated in accordance with SSAP No. 101, Income Taxes, a replacement of SSAP 10R and SSAP 10. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit. Refer to Note 16 - Income Taxes for more detailed information about the Company’s income taxes.

Separate Accounts

The Company has established both non-guaranteed and guaranteed separate accounts with varying investment objectives which are segregated from the Company’s general account and are maintained for the benefit of separate accounts policyholders. Assets held in non-guaranteed separate accounts are stated at market value. Assets held in guaranteed separate accounts are carried at the same basis as the general account up to the value of policyholder reserves and at fair value thereafter.

The liability for separate accounts represents policyholders’ interests in the separate accounts assets, excluding liabilities representing due and accrued transfers to the general account. The liability for non-guaranteed separate accounts represents policyholders’ interests in the separate accounts assets, including accumulated net investment income and realized and unrealized gains and losses on those assets. For the guaranteed separate accounts, the liability represents amounts due to policyholders pursuant to the terms of the contract.

Other Assets and Liabilities

Other assets primarily consist of net DTAs and other receivables.

Other liabilities primarily consist of payable to parent, derivative liabilities, amounts payable for undelivered securities and reinsurance payables.

15

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Nonadmitted Assets

Under statutory accounting practices, certain assets are designated as nonadmitted assets and are not included in the accompanying Statutory Statements of Financial Position since these assets are not permitted by the Department to be taken into account in determining the Company’s financial condition.

Nonadmitted assets typically include agents’ debit balances, DTAs not realizable within three years, and receivables over ninety days past due. Changes to nonadmitted assets are reported as a direct adjustment to surplus in the accompanying Statutory Statements of Changes in Surplus.

Fair Value of Financial Instruments and Insurance Liabilities

Fair value of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of investments held is reported in Note 6 - Investments. Fair values for derivative instruments are included in Note 7 - Derivative Instruments and Risk Management. Fair values for insurance liabilities are reported in Note 12 - Insurance Liabilities. The aggregate fair value of all financial instruments summarized by type is included in Note 9 - Fair Value Measurements.

Contingencies

Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

At the inception of a guarantee, the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee.

Foreign Currency Transactions

For foreign currency items, income and expenses are translated at the average exchange rate for the period while assets and liabilities are translated using the spot rate in effect at the date of the statements. Changes in the asset and liability values due to fluctuations in foreign currency exchange rates are recorded as unrealized capital gains and losses in surplus until the asset is sold or exchanged or the liability is settled. Upon settlement, previously recorded unrealized capital gains and losses are reversed, and the foreign exchange gain or loss for the entire holding period is recorded as a realized capital gain or loss in net income.

16

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 4—BUSINESS RISKS AND UNCERTAINTIES

The Company is exposed to various risks, including, but not limited to, insurance, financial, operational, and regulatory risks.

The Company is regulated by the insurance departments of the states and territories where it is licensed to do business. Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any administrative or legislative proposals, at either the federal or state level, will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The Company’s insurance liabilities and assets under management are exposed to market risk, policyholder behavior risk, and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity (“VA”) and certain variable universal life (“VUL”) products issued by the Company. Furthermore, the level of sales of the Company’s insurance and investment products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing products.

The Company is exposed to the risks normally associated with an investment portfolio, which include interest rate, liquidity, credit, and counterparty risks. In addition, the investment portfolio is exposed to climate risk, which may affect the value of the Company’s investments.

The Company is subject to various operational risks that could adversely impact its profitability, notably technology risks, which include cybersecurity. Technology risks may involve failures or inadequacies in the Company’s technology systems, including the risk of damage to or theft of Company information, whether in digital or physical formats, or breaches of the Company’s technology platforms. Operational risks also include business disruption risks, which may involve disruptions to mission-critical business functions as a result of system or infrastructure failures, malicious activity, pandemics, and natural and man-made disasters. Climate change may increase the frequency and severity of certain natural disasters that can lead to operational risks.

The Company continues to monitor the economic environment and other potential impacts relating to the COVID-19 pandemic. The Company has maintained effective operations and levels of policyholder service throughout the course of the pandemic.

17

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5—RECENT ACCOUNTING PRONOUNCEMENTS

Changes in Accounting Principles

Accounting changes adopted to conform to the provisions of NAIC SAP or other state prescribed accounting practices are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is generally reported as an adjustment to unassigned surplus in the period of the change in accounting principle. Generally, the cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

The NAIC adopted revisions to SSAP 43R “Loan-Backed and Structured Securities” to require residual tranches of securitizations to be reported as other invested assets at the lower of cost or market. Residual tranches have been defined under SSAP 43R as those investments in a securitization that have no contractual payments, whether principal or interest, or both and where payment to the holders of the instruments only occurs after contractual interest and principal payments have been made to the other tranches in the securitization based on any remaining funds. The Company adopted this guidance at December 31, 2022 and reclassified residual tranches with a book value of $94 million from Bonds to Other invested assets. The reclassification had no impact on income or surplus.

The NAIC adopted revisions to SSAP 25 “Affiliates and Other Related Parties” in 2022 to clarify that for entities not controlled by voting interests, such as limited partnerships, trusts and other special purpose entities, control may be held by a general partner, servicer, or by other arrangements. The ability of the reporting entity or its affiliates to direct the management and policies of an entity through such arrangements shall constitute control as defined in SSAP 25. Updates were also adopted in SSAP 43R to clarify that investments from any arrangement that results in direct or indirect control of an investee, which include but are not limited to control through a servicer or other controlling arrangement, shall be reported as affiliated in accordance with SSAP 25. The Company invests in asset-backed securities issued by securitization vehicles that are managed by its asset management affiliates. These investments do not have any credit risk exposure to affiliates, but are now reported as affiliated investments in Note 6 - Investments based on the revisions adopted. Reporting these investments as affiliated only impacted disclosures and had no impact on the Company’s income or surplus.

The NAIC adopted revisions to Statement of Statutory Accounting Principles (“SSAP”) 32 “Preferred Stock.” The revisions include definitions, measurement and impairment guidance. The revisions require perpetual preferred stock and mandatory convertible preferred stock to be reported at fair value, not to exceed any current effective call price, among other changes. The Company adopted this guidance on January 1, 2021, which increased statutory surplus by $14 million.

On March 27, 2020, President Trump signed into law the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), which provides relief from certain requirements under U.S. GAAP. Section 4013 of the CARES Act gives entities temporary relief from the accounting and disclosure requirements for TDRs under U.S. GAAP (ASC 310-40) in certain situations. On April 7, 2020, a group of banking agencies issued an interagency statement, which was reaffirmed by the Financial Accounting Standards Board that also offered some practical expedients for evaluating whether loan modifications that occur in response to COVID-19 pandemic are TDRs. In response to these events, the NAIC adopted a number of accounting Interpretations in 2020, which continued to be effective during part of 2021 to provide similar relief under statutory accounting, INTs 20-03 and 20-07 allowed insurers to make minor, short-term modifications to mortgage loans and debt securities upon request from borrowers experiencing financial difficulty due to COVID-19, without having to evaluate whether such modifications fall within the TDR accounting guidance and potentially have to impair such investments. The Company has granted a number of short-term, minor modifications in its mortgage loan portfolio that allow borrowers not to make contractual payments of principal and/or interest for up to six months with the repayment taking place either at the end of the 6-month deferral period, throughout the life of the investment or at time of maturity. These modifications did not have a material impact on surplus or net income.

18

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5—RECENT ACCOUNTING PRONOUNCEMENTS (continued)

In 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting under U.S. GAAP. This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2022. The Company is performing an ongoing evaluation of the impact of reference rate reform on its contracts and hedging relationships. Since most of the Company’s contracts and hedging relationships are expected to meet the criteria for applying the accounting expedients listed in the Interpretation, reference rate reform has no material impact to the Company’s surplus or net income at December 31, 2022.

In 2020, the Company adopted Principles Based Reserving (“PBR”). Under PBR for individual life products (“VM-20”), reserves are the higher of: a) the reserve using prescribed assumptions or b) the reserve computed using a single prescribed economic scenario or c) the reserve based on a wide range of future economic conditions. Under PBR for VA products (“VM-21”), reserves are the higher of: a) the reserve based on a wide range of future economic conditions computed using prescribed experience factors and b) the reserve based on a wide range of future economic conditions computed using justified company experience factors. For individual life products, the new standards are mandatory for policies issued on or after January 1, 2020 and therefore, there was no impact to surplus on adoption. For VA products, PBR is mandatory for old and new business as of January 1, 2020 and companies are allowed to elect a phase-in period of three years to report the change in reserve valuation basis as described in SSAP No. 51R Life Contracts. This change in valuation basis, which impacts VA reserves written from 1981 to 2019 is permitted under the revisions to the Commissioners Annuity Reserve Valuation Method (“CARVM”) adopted in VM-21, and Actuarial Guideline 43 CARVM for variable annuities (“AG 43”). Since the impact of adopting PBR did not materially increase statutory reserves, the Company recorded the full impact in surplus in 2020 and did not elect the phase-in method.

NOTE 6—INVESTMENTS

Bonds

The carrying value and estimated fair value of bonds by maturity at December 31, 2022 and 2021, were as follows (in millions):

	2022		2021
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Due in one year or less	$5,257	$5,138	$5,418	$5,507
Due after one year through five years(1)	35,959	34,142	31,066	32,305
Due after five years through ten years	26,066	23,167	27,078	28,537
Due after ten years	26,535	21,485	27,205	30,447

Total	$93,817	$83,932	$90,767	$96,796

(1)

Includes an affiliated bond issued by Madison Capital Funding LLC (“MCF”) and two affiliated bonds issued by NYL Investment Management Holdings LLC (“NYL Investments”). Refer to Note 11 - Related Party Transactions for a more detailed discussion of related party investments.

Corporate bonds are shown based on contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and asset-backed securities (“ABS”) are not due at a single maturity date and therefore are shown based on the expected cash flows of the underlying loans, which includes estimates of anticipated future prepayments.

In addition to the information disclosed above, short-term investments with a carrying value of $2,126 million and $199 million at December 31, 2022 and 2021, respectively, and cash equivalents with a carrying value of $4,485 million and $1,748 million at December 31, 2022 and 2021, respectively, are due in one year or less. Carrying value approximates fair value for these investments.

19

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

At December 31, 2022 and 2021, the distribution of gross unrealized gains and losses on bonds were as follows (in millions):

	2022
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$5,532	$4	$1,209	$4,327
All other governments	172	1	17	156
U.S. special revenue and special assessment	10,805	17	1,329	9,493
Industrial and miscellaneous unaffiliated	73,324	139	7,394	66,069
Parent, subsidiaries, and affiliates(1)	3,149	1	98	3,052
SVO identified funds	835	—	—	835

Total	$93,817	$162	$10,047	$83,932

(1)	The balance includes $200 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

	2021
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$6,148	$296	$92	$6,352
All other governments	266	21	1	286
U.S. special revenue and special assessment	14,594	1,902	22	16,474
Industrial and miscellaneous unaffiliated	66,739	4,088	269	70,558
Parent, subsidiaries, and affiliates	2,895	111	5	3,001
SVO identified funds	125	—	—	125

Total	$90,767	$6,418	$389	$96,796

Common and Preferred Stocks

The following table presents the carrying value and change in unrealized gains (losses) of common and preferred stocks at December 31, 2022 and 2021 (in millions):

	2022		2021
	Carrying Value	Change in Unrealized Gains (Losses)	Carrying Value	Change in Unrealized Gains (Losses)
Common stocks	$1,236	$(217)	$1,594	$213
Preferred stocks	49	(2)	41	17

Total	$1,285	$(219)	$1,635	$230

Mortgage Loans

The Company’s mortgage loans are diversified by property type, location and borrower, and are collateralized. The maximum and minimum lending rates for new commercial mortgage loans funded during 2022 were 7.8% and 2.3% and funded during 2021 were 11.1% and 1.6%, respectively. For 2022 and 2021, the maximum percentage of any one commercial loan to the value of the collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 92.4% (average percentage was 54.5% and 54.8% at December 31, 2022 and 2021, respectively). For 2022 and 2021, the maximum percentage of any residential loan to the value of the collateral at the time of the loan was 80.0% (average percentage was 49.4% and 52.5% at December 31, 2022 and 2021, respectively). The Company has no significant credit risk exposure to any one individual borrower.

20

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

The majority of the Company’s commercial mortgage loans were held in a form of participations with the carrying value of $15,457 million and $14,225 million at December 31, 2022 and 2021, respectively. These loans were originated or acquired by New York Life. Refer to Note 11 - Related Party Transactions for more detail on these transactions.

At December 31, 2022 and 2021, the distribution of the mortgage loan portfolio by property type and geographic location was as follows (in millions):

	2022		2021
	Carrying Value	% of Total	Carrying Value	% of Total
Property Type:
Apartment buildings	$4,672	30.1%	$4,286	29.9%
Industrial	3,998	25.7	2,890	20.2
Office buildings	3,752	24.1	3,962	27.7
Retail facilities	2,773	17.8	2,853	19.9
Hotels	330	2.1	304	2.1
Other	14	0.2	12	0.1
Residential	5	—	8	0.1

Total	$15,544	100.0%	$14,315	100.0%

	2022		2021
	Carrying Value	% of Total	Carrying Value	% of Total
Geographic Location:
Central	$4,245	27.3%	$3,597	25.2%
Pacific	3,798	24.4	3,457	24.2
South Atlantic	3,598	23.1	3,299	23.0
Middle Atlantic	3,081	19.8	3,123	21.8
New England	805	5.2	821	5.7
Other	17	0.2	18	0.1

Total	$15,544	100.0%	$14,315	100.0%

At December 31, 2022 and 2021, mortgage loans of $110 million and $1 million, respectively, were past due 90 days and over.

The Company maintains a watchlist of commercial mortgage loans that may potentially be impaired. Some of the general guidelines analyzed to include commercial loans within the watchlist are loan-to-value ratio (“LTV”), asset performance such as debt service coverage ratio, lease rollovers, income and expense hurdles, major tenant or borrower issues, the economic climate, and catastrophic events, among others. Collateral securing loans placed on the watchlist generally take priority in being revalued in the Company’s inspection/evaluation commercial loan program that revalues properties securing commercial mortgage loans.

21

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Fair value of the collateral for commercial mortgages (excluding credit loans) over $5 million is generally updated every three years, unless a more current appraisal is warranted. For portfolio loans, which are collateralized by multiple commercial properties, appraisals are done every three years for approximately 50% of the properties in the portfolio. Commercial mortgages less than $5 million have an on-site inspection performed by an external inspection service generally every three years. If the loan is determined to be potentially troubled, the loan is more frequently monitored as to its status. Certain properties that serve as collateral for commercial mortgages have been placed on a different schedule to address additional risks that resulted from the economic shutdown as a result of COVID-19. LTV, which is based on collateral values, is deemed as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. At December 31, 2022 and 2021, LTVs on the Company’s mortgage loans were as follows (in millions):

	2022
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Industrial	Retail Facilities	Hotels	Residential	Other	Total
Above 95%	$14	$107	$—	$—	$—	$—	$—	$121
91% to 95%	—	—	—	110	—	—	—	110
81% to 90%	—	17	—	109	23	—	—	149
71% to 80%	279	257	91	308	40	—	2	977
Below 70%	4,379	3,371	3,907	2,246	267	5	12	14,187

Total	$4,672	$3,752	$3,998	$2,773	$330	$5	$14	$15,544

	2021
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Industrial	Retail Facilities	Hotels	Residential	Other	Total
Above 95%	$—	$23	$—	$—	$—	$—	$—	$23
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	—	105	188	—	—	—	—	293
71% to 80%	352	114	178	10	54	1	—	709
Below 70%	3,934	3,720	2,487	2,880	250	7	12	13,290

Total	$4,286	$3,962	$2,853	$2,890	$304	$8	$12	$14,315

At December 31, 2022 and 2021, impaired mortgage loans were as follows (in millions):

	2022
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$—	$1	$—	$—
Commercial	—	—	110	58	8	8

Total	$—	$—	$110	$59	$8	$8

22

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

	2021
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$1	$1	$—	$—
Commercial	23	4	—	4	—	—

Total	$23	$4	$1	$5	$—	$—

Other Invested Assets

The carrying value of other invested assets at December 31, 2022 and 2021 consisted of the following (in millions):

	2022	2021
Investment in MCF	$1,316	$1,487
Limited partnerships and limited liability companies	1,476	1,235
Other investments	623	279
Real estate investment property	93	96
LIHTC investments	197	122
Loan to affiliate	16	18

Total other invested assets	$3,721	$3,237

Net investment income (loss) and change in unrealized gains (losses) for other invested assets for the years ended December 31, 2022, 2021 and 2020 consisted of the following (in millions):

	2022		2021		2020
	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)
Investment in MCF	$176	$29	$137	$169	$65	$(26)
Limited partnerships and limited liability companies	11	(12)	42	176	22	11
Other investments	11	(7)	9	—	8	—
Real estate investment property	22	—	11	—	14	—
LIHTC investments	(10)	—	(12)	—	(12)	—
Loans to affiliates	1	—	—	—	—	—

Total other invested assets	$211	$10	$187	$345	$97	$(15)

(1)	Includes unrealized foreign exchange gains (losses) of $(18) million, less than $1 million, and $3 million in 2022, 2021, and 2020, respectively.

Investment in MCF consists of the Company’s equity investment in this affiliate. The Company owns a majority interest in MCF. Dividends are recorded in Net investment income in the accompanying Statutory Statements of Operations when declared and changes in the equity of this investment are recorded in Change in unrealized capital gains on investments in the accompanying Statutory Statements of Financial Position. On December 31, 2022, the Company transferred $250 million of its equity interest in MCF to Life Insurance Company of North America (“LINA”), a wholly owned subsidiary of New York Life, in exchange for bonds. The Company recognized a $50 million realized gain on the transfer of MCF offset by a $50 million unrealized loss. Refer to Note 11 - Related Party Transactions for more details on other transactions held with MCF.

23

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Limited partnerships and limited liability companies primarily consist of limited partnership interests in mezzanine funds, venture capital funds, real estate funds, and other equity investments. Distributions, other than those deemed a return of capital, are recorded as Net investment income in the accompanying Statutory Statements of Operations. Undistributed earnings are included in Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Capital and Surplus.

Other investments consist primarily of investments in surplus notes, preferred units of limited partnerships, and other investments with characteristics of debt. Interest earned on these investments is included in Net investment income in the accompanying Statutory Statements of Operations.

The Company receives tax credits related to its investments in LIHTC partnerships. The Company’s unexpired tax credits on its investments in LIHTC expire within a range of 2 year to 13 years. During 2022, 2021 and 2020, the Company recorded amortization on these investments under the proportional amortized cost method of $10 million, $12 million, and $12 million, respectively. The Company recorded tax credits and other tax benefits on these investments of $12 million, $15 million, and $15 million for 2022, 2021 and 2020, respectively. The minimum holding period required for the Company’s LIHTC investments extends from 3 years to 16 years. The LIHTC investments are periodically subject to regulatory reviews by housing authorities where the properties are located. The Company is not aware of any adverse issues related to such regulatory reviews.

Assets on Deposit or Pledged as Collateral

At December 31, 2022 and 2021, the Company’s restricted assets (including pledged collateral) were as follows ($ in millions):

	2022
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.4%	0.4%
Subject to reverse repurchase agreements	185	140	45	—	185	0.1	0.1
Subject to dollar repurchase agreements	—	—	—	—	—	0.0	0.0
Letter stock or securities restricted as to sale -excluding Federal Home Loan
Bank (“FHLB”) capital stock	38	40	(2)	—	38	0.0	0.0
FHLB capital stock	25	29	(4)	—	25	0.0	0.0
On deposit with states	4	4	—	—	4	0.0	0.0
Pledged as collateral not captured in other categories	3	—	3	—	3	0.0	0.0

Total restricted assets	$930	$888	$42	$—	$930	0.5%	0.5%

24

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

	2021
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.4%	0.4%
Subject to reverse repurchase agreements	140	252	(112)	—	140	0.1	0.1
Subject to dollar repurchase agreements	—	1	(1)	—	—	0.0	0.0
Letter stock or securities restricted as to sale -excluding FHLB capital stock	40	20	20	—	40	0.0	0.0
FHLB capital stock	29	22	7	—	29	0.0	0.0
On deposit with states	4	4	—	—	4	0.0	0.0

Total restricted assets	$888	$974	$(86)	$—	$888	0.5%	0.5%

Loaned Securities and Repurchase Agreements

The Company participates in securities lending programs whereby securities, which are included in investments, are loaned to third-parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. For securities lending transactions, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. The borrower of the loaned securities is permitted to sell or repledge those securities. At December 31, 2022, the Company recorded cash collateral received under these agreements of $675 million, and established a corresponding liability for the same amount, which is included in Amounts payable under security lending agreements in the accompanying Statutory Statements of Financial Position. For securities lending transactions, the carrying value of securities classified as bonds and on loan at December 31, 2022 was $740 million with a fair value of $657 million. At December 31, 2021, the carrying value was $628 million, with a fair value of $659 million. The reinvested collateral is reported in bonds, and Cash, cash equivalent and short-term investments in the accompanying Statutory Statements of Financial Position. The total fair value of all reinvested collateral positions was $701 million and $694 million at December 31, 2022 and 2021, respectively.

At December 31, 2022, the carrying value and fair value of securities held under agreements to purchase and resell was $185 million, which were classified as tri-party reverse repurchase agreements and included in Cash, cash equivalents, and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of 3 days and a weighted average yield of 4.3%. At December 31, 2021, the carrying value and fair value of securities held under agreements to purchase and resell was $140 million which were classified as tri-party reverse repurchase agreements and included in Cash, cash equivalents, and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of three days and a weighted average yield of 0.1%.

The Company participates in dollar repurchase agreements to sell and repurchase securities. The purchaser of the securities is permitted to sell or repledge those securities. The liability for repurchasing the assets is included in Borrowed money in the accompanying Statutory Statements of Financial Position. At December 31, 2022 and 2021, the Company was not a party to any dollar repurchase agreements in the general account. At December 31, 2022 and 2021, the Company was not a party to any dollar repurchase agreements in the separate accounts.

25

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Collateral Received

At December 31, 2022 and 2021, assets received as collateral reflected within the accompanying Statutory Statements of Financial Position, along with a liability to return such collateral, were as follows ($ in millions):

	2022
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.5%	0.5%
Derivatives	831	831	0.6	0.6

Total	$1,506	$1,506	1.1%	1.1%

	2021
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.5%	0.5%
Derivatives	522	522	0.4	0.4

Total	$1,197	$1,197	0.9%	0.9%

	2022		2021
Recognized Liability to Return Collateral	Amount	% Total Liabilities	Amount	% Total Liabilities
Amounts payable under securities lending agreements	$675	0.5%	$675	0.6%
Other liabilities (derivatives)	813	0.6	506	0.4
Separate accounts liabilities (derivatives)	17	—	16	—

Total	$1,506	1.1%	$1,197	1.0%

Cash received on securities lending transactions and repurchase agreements is then reinvested in short-term investments and bonds with various maturities.

Composition of Collateral Received

The following tables present the terms and amounts of cash collateral received under security lending transactions and dollar repurchase agreements for the following types of securities loaned at December 31, 2022 and 2021 (in millions):

	2022
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
U.S. government corporation & agencies	$1	$—	$—	$—	$—	$1
Foreign governments	4	—	—	—	—	4
U.S. corporate	538	—	—	—	—	538
Foreign corporate	132	—	—	—	—	132

Total general account securities lending transactions	$675	$—	$—	$—	$—	$675

26

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

	2021
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less(1)	31 to 60 days	61 to 90 days	Greater than 90 days	Total
U.S. government corporation & agencies	$5	$—	$—	$—	$—	$5
Foreign governments	5	—	—	—	—	5
U.S. corporate	563	—	—	—	—	563
Foreign corporate	102	—	—	—	—	102

Total general account securities lending transactions	$675	$—	$—	$—	$—	$675

(1)	Less than $1 million of dollar repurchase agreements is in the general account in the U.S. government corporation & agencies category.

At December 31, 2022 and 2021, there were no separate account securities cash collateral received under securities lending agreements.

Reinvestment of Collateral Received

The following tables present the term and aggregate fair value at December 31, 2022 and 2021 from the reinvestment of all collateral received in securities lending and dollar repurchase agreements (in millions):

	2022		2021
Period to Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$—	$—	$—	$—
30 days or less	512	512	344	344
31 to 60 days	—	—	87	87
61 to 90 days	—	—	70	70
91 to 120 days	—	—	37	37
121 to 180 days	—	—	52	52
181 to 365 days	18	18	5	5
1 to 2 years	104	103	33	33
2 to 3 years	68	68	66	66
Greater than 3 years	—	—	—	—

Total collateral reinvested	$702	$701	$694	$694

To help manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company invests in highly liquid assets.

27

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Reverse Repurchase Agreement Transactions

The following table provides contractual maturity, maximum balance during the year, and ending balance for tri-party reverse repurchase agreements at December 31, 2022 and 2021 (in millions):

	2022		2021
	Maximum Balance	Ending Balance	Maximum Balance	Ending Balance
Open - No Maturity	$—	$—	$—	$—
Overnight	$—	$—	$368	$—
2 Days to 1 Week	$199	$185	$—	$140
> 1 Week to 1 Month	$—	$—	$—	$—
> 1 Month to 3 Months	$—	$—	$—	$—
> 3 Months to 1 Year	$—	$—	$—	$—
> 1 Year	$—	$—	$—	$—

At December 31, 2022 and 2021, the Company did not have any defaulted reverse repurchase agreements.

The following table presents the fair value of securities acquired under tri-party reverse repurchase agreement transactions, which were all NAIC rating of 1, for all four quarters of 2022 and 2021 (in millions):

	Maximum Balance	Ending Balance
Fourth Quarter 2022	$199	$185
Third Quarter 2022	$174	$151
Second Quarter 2022	$141	$131
First Quarter 2022	$141	$131
Fourth Quarter 2021	$221	$140
Third Quarter 2021	$258	$220
Second Quarter 2021	$240	$239
First Quarter 2021	$368	$230

28

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

The following table presents the securities at fair value pledged as collateral used in tri-party reverse repurchase agreement transactions by remaining contractual maturity for four quarters of 2022 and 2021 (in millions):

	Overnight and Continuous	30 days or Less	31 to 90 Days	> 90 Days
Maximum Amount
Fourth Quarter 2022	$—	$—	$—	$203
Third Quarter 2022	$—	$—	$—	$177
Second Quarter 2022	$—	$—	$—	$144
First Quarter 2022	$—	$—	$—	$143
Fourth Quarter 2021	$—	$—	$—	$225
Third Quarter 2021	$—	$—	$—	$263
Second Quarter 2021	$—	$—	$—	$245
First Quarter 2021	$—	$—	$—	$375
Ending Balance
Fourth Quarter 2022	$—	$—	$—	$189
Third Quarter 2022	$—	$—	$—	$154
Second Quarter 2022	$—	$—	$—	$133
First Quarter 2022	$—	$—	$—	$133
Fourth Quarter 2021	$—	$—	$—	$143
Third Quarter 2021	$—	$—	$—	$225
Second Quarter 2021	$—	$—	$—	$244
First Quarter 2021	$—	$—	$—	$235

At December 31, 2022, and 2021, the Company had no recognized receivable for return of collateral or a recognized liability to return collateral.

29

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Insurer Self-Certified Securities

The following represents securities for which the Company does not have all the information required for the NAIC to provide an NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as “5GI Securities” ($ in millions):

General Account	2022			2021
Investments	Number of 5GI Securities	Carrying Value	Estimated Fair Value	Number of 5GI Securities	Carrying Value	Estimated Fair Value
Bonds—amortized cost	2	$1	$1	2	$1	$1
Loan-backed and structured securities -amortized cost	28	11	12	10	12	14

Total general account	30	$12	$13	12	$13	$15

Separate account:
Loan-backed and structured securities -amortized cost	2	$1	$1	2	$1	$1

Total separate account	2	$1	$1	2	$1	$1

Wash Sales

In the course of the Company’s investment management activities, securities may be sold and repurchased within 30 days of the sale date to meet individual portfolio objectives and to achieve the ongoing rebalancing of exposure.

The details by NAIC designation of 3 or below, or unrated, securities sold during the years ended December 31, 2022 and 2021, and reacquired within 30 days of the sale date are as follows ($ in millions):

2022
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock(1)		1	—	—	—

		1	$—	$—	$—

(1)	Book value of securities sold and cost of securities repurchased are both less than $1 million.

30

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

2021
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		2	1	1	—

		2	$1	$1	$—

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, equity and currency risk, and to replicate otherwise permissible investments. These derivative instruments include foreign currency and bond forwards, interest rate and equity options, interest rate and equity futures, interest rate, total return, credit default and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes.

The Company may enter into exchange traded futures and over-the-counter (“OTC”) derivative instruments. Exchange traded derivatives are executed through regulated exchanges and require initial and daily variation margin collateral postings. The Company is exposed to credit risk resulting from default of the exchange.

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange traded futures, OTC-cleared derivatives require initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company manages its credit risk by entering into transactions with creditworthy counterparties, using master netting arrangements, and obtaining collateral where appropriate. The Company also deals with a large number of counterparties, thus limiting its exposure to any single counterparty. The Company monitors credit exposures to its OTC-bilateral counterparties by limiting transactions within specified dollar limits and adjusting transaction levels where appropriate, to minimize risk. All of the net credit exposure for the Company from derivatives transactions is with investment-grade counterparties. In addition, certain of the Company’s agreements require that if the Company’s (or its counterparty’s) credit rating were to fall below a specified rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the agreements or full collateralization of the positions thereunder. The Company’s policy is to not offset amounts for derivatives executed with the same counterparty under the same master netting agreement with the associated collateral.

Collateralization plays a central role in the Company’s mitigation of risk related to derivatives. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties’ net derivative position.

31

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes (“CSAs”) negotiated as part of the master agreements entered into with most OTC-bilateral counterparties. CSAs define the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The Variation Margin CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. Cash collateral received by the Company under Variation Margin CSAs is invested in short-term investments. The Company also enters into Initial Margin CSAs with many of its OTC-bilateral counterparties. These documents require additional margin to be posted to and collected from counterparties to OTC-bilateral derivatives to cover market movements over a ten day close-out period. This “initial margin” must be maintained at a third-party custodian, without any right of rehypothecation. Securities posted by the Company as collateral under derivative contracts continue to be reported as assets in the Company’s Statutory Statements of Financial Position. Securities received as collateral under derivative contracts are not reported in the Company’s Statutory Statements of Financial Position.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions, in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date. At December 31, 2022 and 2021, the Company held collateral for derivatives of $710 million and $377 million, respectively, including $169 million and $48 million, respectively, of securities. Fair value of derivatives in a net asset position, net of collateral, was $7 million and less than $1 million at December 31, 2022 and 2021, respectively.

Interest Rate Risk Management

The Company enters into interest rate derivatives primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate (Treasury) futures are used by the Company to manage duration of the Company’s fixed income portfolio. Interest rate futures are exchange traded contracts to buy or sell a bond at a specific price at a future date.

Interest rate options are used by the Company to hedge the risk of increasing interest rates on policyholder liabilities. Under these contracts, the Company will receive payments from counterparties should an agreed upon interest rate level be reached and payments will continue to increase under the option contract until an agreed upon interest rate ceiling, if applicable.

Currency Risk Management

The primary purpose of the Company’s foreign currency hedging activities is to protect the value of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception and calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.

32

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Equity Risk Management

The Company purchases equity options and equity futures to minimize exposure to the equity risk associated with guarantees on certain underlying policyholder liabilities. There are upfront fees paid related to option contracts at the time the agreements are entered into.

The Company enters into total return swaps to hedge equity exposure in the general account portfolio.

Replication Transactions

Bond forwards are paired with other investment grade bonds in replication transactions to generate the return and price risk of long-dated fixed income securities.

Credit default swaps are paired with investment grade bonds in replication transactions to generate the return and price risk of long dated corporate bonds.

The following tables present the notional amount, gross fair value and carrying value of derivative instruments that are qualifying and designated for hedge accounting, by type of hedge designation, and those that are not designated for hedge accounting at December 31, 2022 and 2021 (in millions):

	2022
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$277	$29	$1	$25	$—
Interest rate swaps	Interest	12	1	—	—	—

Subtotal cash flow hedges		289	30	1	25	—
Replications:
Bond forwards	Interest	900	—	308	—	—
Credit default swaps	Interest	250	3	—	3	—

Subtotal replications		1,150	3	308	3	—

Total derivatives qualifying and designated		1,439	33	309	28	—

Derivatives not designated:
Foreign currency forwards	Currency	335	5	12	5	12
Foreign currency swaps	Currency	4,313	721	4	721	4
Futures	Interest	173	—	—	—	—
Equity options	Equity	3,391	52	—	52	—
Interest rate options	Interest	6,015	73	—	73	—
Interest rate swaps	Interest	8,588	481	310	481	310

Total derivatives not designated		22,815	1,332	326	1,332	326

Total derivatives		$24,254	$1,365	$635	$1,360	$326

(1)

Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.

(2)	For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3)

The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

33

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

	2021
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$286	$13	$9	$14	$9
Interest rate swaps	Interest	12	3	—	—	—

Subtotal cash flow hedges		298	16	9	14	9
Replications:
Bond forwards	Interest	1,000	5	39	—	—
Credit default swaps	Interest	50	1	—	1	—

Subtotal replications		1,050	6	39	1	—

Total derivatives qualifying and designated		1,348	22	48	15	9

Derivatives not designated:
Foreign currency forwards	Currency	274	6	—	6	—
Foreign currency swaps	Currency	3,854	313	16	313	16
Futures	Interest	15	—	—	—	—
Equity options	Equity	908	11	—	11	—
Interest rate options	Interest	6,327	16	—	16	—
Interest rate swaps	Interest	2,846	220	—	220	—

Total derivatives not designated		14,224	566	16	566	16

Total derivatives		$15,572	$588	$64	$581	$25

(1)

Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.

(2)	For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3)

The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

Derivatives Qualifying and Designated

Cash Flow Hedges

The Company’s cash flow hedges primarily include hedges of floating rate securities and foreign currency denominated assets. Derivative instruments used in cash flow hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company designates and accounts for the following qualified cash flow hedges: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

34

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following table presents the effects of derivatives in cash flow hedging relationships for the years ended December 31, 2022, 2021 and 2020 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2022	2021	2020	2022	2021	2020	2022	2021	2020
Foreign currency swaps	$20	$11	$(12)	$1	$2	$—	$3	$2	$2
Interest rate swaps	—	—	—	—	—	—	—	1	1

Total	$20	$11	$(12)	$1	$2	$—	$3	$3	$3

(1)	The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.

Derivatives Replications

The following table presents the effects of derivatives in replication relationships for the years ended December 31, 2022, 2021 and 2020 (in millions):

	Gain or (Loss) Recognized in Surplus(1)			Gain or (Loss) Recognized in Net Realized Capital Gains (Losses)			Gain or (Loss) Recognized in Net Investment Income
Derivative Type	2022	2021	2020	2022	2021	2020	2022	2021	2020
Bond forwards	$—	$—	$—	$(29)	$(173)	$—	$12	$19	$17
Credit default swaps	—	—	—	—	—	—	1	—	—

Total	$—	$—	$—	$(29)	$(173)	$—	$13	$19	$17

(1)	The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital losses on investments in the accompanying Statutory Statements of Changes in Surplus.

Derivatives Not Designated

The following table summarizes the surplus and net income impact on derivative instruments not designated for the years ended December 31, 2022, 2021 and 2020 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2022	2021	2020	2022	2021	2020	2022	2021	2020
Equity options	$(14)	$5	$5	$(8)	$(4)	$—	$—	$—	$(4)
Foreign currency forwards	(13)	19	(12)	39	—	(6)	—	—	—
Foreign currency swaps	420	161	(109)	(12)	(3)	13	61	42	47
Futures	—	—	—	(5)	(87)	—	—	—	—
Interest rate options	40	3	14	1	5	(1)	(3)	(6)	(20)
Interest rate swaps	(59)	(27)	178	—	(4)	(29)	(3)	22	18
Total return swap	—	73	(73)	—	(147)	—	—	—	—

Total	$374	$234	$3	$15	$(240)	$(23)	$55	$58	$41

(1)	The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Surplus.

35

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS

Separate Accounts Activity

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions, including VUL insurance products guaranteed, VUL insurance products non-guaranteed,VA products non-guaranteed, UL insurance products guaranteed.

In accordance with the domiciliary state procedures for approving items within separate accounts, the classification of the separate accounts is subject to Section 2932 of the Delaware Insurance Code and the regulations thereunder. Assets of guaranteed separate accounts are invested in accordance with the provisions of Chapter 13 of the Delaware Insurance Code.

All items that were permitted for separate accounts reporting were supported by state statute.

The assets legally and not legally insulated from the general account at December 31, 2022 and 2021 are attributed to the following products or transactions (in millions):

	2022		2021
Product/Transaction	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(1)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(2)
VA products non-guaranteed	$32,602	$38	$39,321	$38
VUL insurance products non-guaranteed	10,550	2	12,508	22
UL insurance products guaranteed	6,404	34	6,385	33
VUL insurance products guaranteed	156	22	169	8

Total	$49,712	$96	$58,383	$101

(1)

Separate accounts assets classified as not legally insulated support $40 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $31 million of surplus, $20 million of derivatives, $3 million of other liabilities, and $2 million of payable for securities.

(2)

Separate accounts assets classified as not legally insulated support $41 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $21 million of derivatives, $20 million of payable for securities, $5 million of other liabilities, and $14 million of surplus.

Guaranteed Separate Accounts

The Company maintains four guaranteed separate accounts for UL insurance policies and one guaranteed separate accounts for a private placement VUL policy, with assets of $6,615 million and $6,595 million at December 31, 2022 and 2021, respectively. These accounts provide a guarantee of principal and interest with a market value adjustment imposed upon certain surrenders. A transfer adjustment charge is imposed upon certain transfers. Interest rates on these contracts may be adjusted periodically. The assets of these separate accounts are stated at amortized cost up to the value of policyholder reserves and at fair value thereafter. Certain derivatives not qualifying for hedge accounting are stated at fair value.

Non-Guaranteed Separate Accounts

The Company maintains non-guaranteed separate accounts for its VA and VUL products, some of which are registered with the Securities and Exchange Commission. Assets in non-guaranteed separate accounts were $43,193 million and $51,889 million at December 31, 2022 and 2021, respectively. The assets of these separate accounts represent investments in shares of New York Life sponsored MainStay VP Funds Trust and other non-proprietary insurance-dedicated funds.

36

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

Certain of these variable contracts have guaranteed minimum death benefit (“GMDB”) and guaranteed minimum accumulation benefit (“GMAB”) features that are guaranteed by the assets of the general account.

To compensate the general account for the risk taken, the separate accounts have paid risk charges as follows for the past five years (in millions):

Year	Amount
2022	$67
2021	$62
2020	$57
2019	$54
2018	$54

The general account of the Company made payments toward separate accounts guarantees as follows for the past five years (in millions):

Year	Amount
2022	$12
2021	$4
2020	$5
2019	$3
2018	$7

The general account holds reserves on these guarantees. Refer to Note 12—Insurance Liabilities for discussion of GMAB and GMDB reserves.

Information regarding the separate accounts of the Company at and for the years ended December 31, 2022 and 2021 is as follows (in millions):

	2022
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non- Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$—	$—	$2,539	$2,539

Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$42,088	$42,088
Amortized cost	6,035	516	—	6,551

Total reserves	$6,035	$516	$42,088	$48,639

By withdrawal characteristics:
With fair value adjustment	$6,035	$516	$—	$6,551
At fair value	—	—	42,088	42,088

Total reserves	$6,035	$516	$42,088	$48,639

37

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

	2021
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non- Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$150	$—	$3,908	$4,058

Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$50,655	$50,655
Amortized cost	6,034	508	—	6,542

Total reserves	$6,034	$508	$50,655	$57,197

By withdrawal characteristics:
With fair value adjustment	$6,034	$508	$—	$6,542
At fair value	—	—	50,655	50,655

Total reserves	$6,034	$508	$50,655	$57,197

The following is a reconciliation of net transfers to (from) the general account to the separate accounts (in millions):

	2022	2021	2020
Transfers to separate accounts	$2,540	$4,058	$2,481
Transfers from separate accounts	(2,096)	(2,211)	(1,771)

Net transfers to separate accounts	$444	$1,847	$710

Reconciling Adjustment:
Change in reserve valuation basis(1)	$—	$62	$—

Net transfers to separate accounts	$444	$1,909	$710

(1)	Refer to Note 12 - Insurance liabilities for more details on change in reserve valuation basis.

NOTE 9—FAIR VALUE MEASUREMENTS

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, “Fair Value Measurements”. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1	Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than level 1 prices, such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

38

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Level 3	Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

Determination of Fair Value

The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities that go through this formal price challenge process. At December 31, 2022, the Company did not have any price challenges on general account and separate account securities for what it received from third party pricing services. At December 31, 2021, the Company challenged the price it received from third party pricing services on general account securities with a book value of $14 million and a market value of $15 million. The Company did not have any price challenges on separate account securities from what it received from third party pricing services.

In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

39

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables present the estimated fair value and carrying value of the Company’s financial instruments at December 31, 2022 and 2021 (in millions):

	2022
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$83,932	$93,817	$835	$79,509	$3,588	$—
Preferred stocks	49	49	—	15	34	—
Common stocks(1)	1,236	1,236	1,057	7	116	56
Mortgage loans	14,360	15,544	—	—	14,360	—
Cash, cash equivalents and short-term investments	6,401	6,401	170	6,231	—	—
Derivatives	1,365	1,360	—	1,361	4	—
Derivatives collateral	306	306	—	306	—	—
Other invested assets(1)	528	528	—	114	414	—
Investment income due and accrued	851	851	—	851	—	—
Separate accounts assets	49,048	49,808	42,069	4,838	994	1,147

Total assets	$158,076	$169,900	$44,131	$93,232	$19,510	$1,203

Liabilities:
Deposit fund contracts:
Annuities certain	$1,010	$1,077	$—	$—	$1,010	$—
Derivatives	635	326	—	635	—	—
Derivatives collateral	813	813	—	813	—	—
Amounts payable under securities lending agreements	675	675	—	675	—	—
Payable to parent and affiliates	140	140	—	140	—	—
Separate accounts liabilities - derivatives	27	22	—	22	5	—

Total liabilities	$3,300	$3,053	$—	$2,285	$1,015	$—

(1)	Excludes investments accounted for under the equity method.

40

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

	2021
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$96,796	$90,767	$125	$93,085	$3,586	$—
Preferred stocks	41	41	—	7	34	—
Common stocks(1)	1,594	1,594	1,419	13	74	88
Mortgage loans	14,817	14,315	—	—	14,817	—
Cash, cash equivalents and short-term investments	1,763	1,763	186	1,577	—	—
Derivatives	588	581	—	588	—	—
Derivatives collateral	36	36	—	36	—	—
Other invested assets(1)	413	379	—	138	275	—
Investment income due and accrued	715	715	—	715	—	—
Separate accounts assets	58,840	58,484	50,823	5,773	1,159	1,085

Total assets	$175,603	$168,675	$52,553	$101,932	$19,945	$1,173

Liabilities:
Deposit fund contracts:
Annuities certain	$1,038	$1,016	$—	$—	$1,038	$—
Derivatives	64	25	—	64	—	—
Derivatives collateral	506	506	—	506	—	—
Amounts payable under securities lending agreements	675	675	—	675	—	—
Payable to parent and affiliates	116	116	—	116	—	—
Separate accounts liabilities - derivatives	21	21	—	21	—	—

Total liabilities	$2,420	$2,359	$—	$1,382	$1,038	$—

(1)	Excludes investments accounted for under the equity method.

Bonds

For U.S. SAP, bonds reported as Level 1 represent investments in certain SVO approved ETF and mutual funds. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. All other ETFs and mutual funds are classified and accounted for as common stock.

Securities priced using a pricing service are generally classified as Level 2. Third-party pricing services generally use an income-based valuation approach by using a discounted cash-flow model or it may also use a market approach by looking at recent trades of a specific security to determine fair value on public securities or a combination of the two. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds, which the Company has determined are observable inputs.

Private placement securities are primarily priced using a market approach such as a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Investment Grade Corporate Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognized, reliable and well regarded benchmarks by participants in the financial services industry, which represent the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is standardized and based on market transactions. These securities are classified as Level 2.

41

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is usually based on market transactions. These securities are classified as Level 2.

For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significant, the security is classified as Level 3.

The valuation techniques for most Level 3 bonds are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third-party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Included in bonds are affiliated bonds from MCF and NYL Investments. The affiliated bond from MCF had a carrying value of $2,187 million and a fair value of $2,128 million at December 31, 2022, and a carrying value of $2,134 million and a fair value of $2,201 million at December 31, 2021. The fair value of this security is calculated internally and may include inputs that may not be observable. Therefore, this security is classified as Level 3. Also included in bonds is an affiliated bond from NYL Investments which had a carrying value of $762 million and fair value of $729 million at December 31, 2022, and a carrying value of $762 million and a fair value of $800 million at December 31, 2021. The fair value of this security is calculated internally using observable inputs and is therefore classified as Level 2.

Preferred Stocks

Preferred stocks valued using prices from third-party pricing services generally use a discounted cash flow model or a market approach to arrive at the security’s fair value and are classified as Level 2. Preferred stocks classified as Level 3 are valued based on internal valuations where significant inputs are deemed to be unobservable.

Common Stocks

These securities are comprised of exchange traded U.S. and foreign common stock and mutual funds. The fair value of these securities is primarily based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. Common stocks that do not trade in an active market and are valued based on prices obtained from independent pricing vendors using unadjusted quoted prices in active markets for similar securities that are readily and regularly available are classified as level 2. Common stocks priced through an internal valuation where significant inputs are deemed to be unobservable, including securities issued by government organizations where fair value is fixed, are classified as Level 3. For common stocks that do not have a readily available fair value, net asset value (“NAV”) is used as a practical expedient.

Mortgage Loans

The estimated fair value of mortgage loans is determined using an income approach, based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions, which takes into account matters such as property type, LTV and remaining term of each loan, etc. The spread is a significant component of the pricing inputs, and therefore, these investments are classified as Level 3.

42

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Cash, Cash Equivalents, Short-term Investments and Investment Income Due and Accrued

Cash on hand and money market mutual funds are classified as Level 1. Cash overdrafts (i.e. outstanding checks) are classified as Level 2. Due to the short-term maturities of cash equivalents, short term investments, and investment income due and accrued, carrying value approximates fair value and is classified as Level 2.

Derivatives

The fair value of derivative instruments is generally derived using valuation models that use an income approach, except for derivatives that are exchange-traded, which are valued using quoted prices in an active market. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility and other factors. Exchange-traded derivatives are valued using a market approach as fair value is based on quoted prices in active market and are classified as Level 1. OTC derivatives that trade in liquid markets, where model inputs are observable for substantially the full term, are classified as Level 2. Derivatives that are valued based upon models with any significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.

Derivatives Collateral

The carrying value of these instruments approximates fair value since these assets and liabilities are generally short-term in nature and are classified as Level 2.

Other Invested Assets

Other invested assets are principally comprised of LIHTC investments and surplus notes, an affiliated loan, preferred units of a limited partnership, and other investments with characteristics of debt. Surplus Notes are valued using prices from third-party pricing services that generally use a discounted cash-flow model or a market approach to arrive at the security’s fair value and are classified as Level 2. The fair value of the affiliated loan and the LIHTC investments is derived using an income valuation approach, which is based on a discounted cash flow calculation using a discount rate that is determined internally and therefore classified as Level 3 (refer to Note 6—Investments for details on LIHTC investments). The fair value of investments with debt characteristics and the fair value of the majority of residual tranches of securitizations is derived using an income valuation approach, which is based on a discounted cash flow calculation that may or may not use observable inputs and therefore is classified as Level 3. The fair value of the preferred units in a limited partnership is derived internally based on market comparable preferred units and recent transactions by the limited partnership. The valuation technique used required inputs that were both unobservable and significant and therefore classified as Level 3.

Separate Accounts Assets

Separate accounts assets reported as Level 1 in the fair value hierarchy are mostly comprised of ETFs, common stocks and actively traded open-end mutual funds with a daily NAV. The NAV can be observed by redemption and subscription transactions between third parties, or may be obtained from third-party asset managers. Common stocks are generally traded on an exchange. Separate accounts assets reported as Level 2 relate to investments in U.S. government and treasury securities, corporate bonds and mortgage-backed securities. These separate accounts assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

Separate accounts assets reported as Level 3 relate to investments in corporate bonds. These are instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

43

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables provide additional information for investments that are measured at fair value using NAV as a practical expedient, as allowed under authoritative guidance, for investments that meet specified criteria (in millions):

2022
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge Fund	Multi-Strategy	$1,067	$—	Monthly, Quarterly, Semi Annually and Annually	180 days or less
	Fixed Income
Hedge Fund	Arbitrage	27	—	Quarterly	100 days or less
Hedge Fund	Sector Investing	24	—	Monthly	30 days
Hedge Fund	Long/Short Equity	4	—	Monthly	30 days
Private Equity	Venture Capital	25	—	Quarterly	95 days
Mutual Fund	Multi Strategy, Global Allocation	56	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)

		$1,203	$—

2021
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$1,027	$—	Monthly, Quarterly, Semi Annually and Annually	180 days or less
Hedge fund	Sector investing	27	—	Monthly	30 days
	Fixed Income
Hedge fund	Arbitrage	4	—	Quarterly	100 days or less
Hedge fund	Long/short equity	3	—	Monthly	30 days
Private Equity	Venture Capital	24	—	Quarterly	95 days
Mutual Fund	Multi-strategy, Global Allocation	88	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)

		$1,173	$—

Annuities Certain

Fair values for annuities certain liabilities are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate Accounts Liabilities – Derivatives

For separate accounts derivative instruments, fair value is determined using the same procedures as the general account disclosed above.

44

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables present the balances of assets and liabilities measured at fair value at December 31, 2022 and 2021 (in millions):

	2022
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$835	$—	$—	$—	$835
Non-agency ABS	—	—	6	—	6

Total bonds	835	—	6	—	841
Preferred stocks	—	15	34	—	49
Common stocks	1,057	7	116	56	1,236
Derivatives	—	1,328	4	—	1,332
Separate accounts assets	42,046	9	17	1,147	43,219
Other invested assets	—	—	87	—	87

Total assets at fair value	$43,938	$1,359	$264	$1,203	$46,764

Liabilities at fair value
Derivatives	$—	$326	$—	$—	$326
Separate accounts liabilities - derivatives(1)	—	3	—	—	3

Total liabilities at fair value	$—	$329	$—	$—	$329

(1)	Separate account contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

	2021
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$125	$—	$—	$—	$125
Foreign corporate	—	4	—	—	4
Non-agency ABS	—	—	12	—	12

Total bonds	125	4	12	—	141
Preferred stocks	—	7	34	—	41
Common stocks	1,419	13	74	88	1,594
Derivatives	—	566	—	—	566
Separate accounts assets	50,803	2	8	1,085	51,898
Other invested assets	—	—	87	—	87

Total assets at fair value	$52,347	$592	$215	$1,173	$54,327

Liabilities at fair value
Derivatives	$—	$16	$—	$—	$16
Separate accounts liabilities - derivatives(1)	—	4	—	—	4

Total liabilities at fair value	$—	$20	$—	$—	$20

(1)	Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

45

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The tables below present a rollforward of Level 3 assets and liabilities for the years ended December 31, 2022 and 2021 (in millions):

2022
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Non-agency ABS	12	—	(3)	—	(1)	7	—	—	(9)	6

Total bonds	12	—	(3)	—	(1)	7	—	—	(9)	6
Preferred Stocks	34	—	—	—	—	—	—	—	—	34
Common stocks	74	—	—	—	46	2	—	(6)	—	116
Derivatives	—	—	—	(3)	7	—	—	—	—	4
Separate accounts assets	8	—	—	(1)	10	—	—	—	—	17
Other invested assets	87	—	—	—	—	—	—	—	—	87

Total	$215	$—	$(3)	$(4)	$62	$9	$—	$(6)	$(9)	$264

2021
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Non-agency ABS	—	11	—	(1)	(1)	3	—	—	—	12

Total bonds	—	11	—	(1)	(1)	3	—	—	—	12
Preferred stocks	—	5	—	—	29	—	—	—	—	34
Common stocks	55	—	(4)	30	17	7	—	(31)	—	74
Derivatives	—	—	—	(6)	6	—	—	—	—	—
Separate accounts assets	3	—	—	2	3	—	—	—	—	8
Other invested assets	—	87	—	—	—	—	—	—	—	87

Total	$58	$103	$(4)	$25	$54	$10	$—	$(31)	$—	$215

Transfers Between Levels

Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads, or as a result of a security measured at amortized cost at the beginning of the period, but measured at estimated fair value at the end of the period, or vice versa due to a ratings downgrade or upgrade.

Transfers into and out of Level 3

The Company’s basis for transferring assets and liabilities into and out of Level 3 is based on changes in the observability of data, a change in the security’s measurement.

Transfers into Level 3 is less than $1 million for the year ended December 31, 2022, which primarily relates to a U.S. corporate security measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $3 million for the year ended December 31, 2022, which primarily relates to non-agency asset-backed securities measured at fair value at the beginning of the period and measured at amortized cost at the end of the period.

46

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Transfers into Level 3 totaled $103 million for the year ended December 31, 2021, which primarily relates to Stone Ridge Holdings Group preferred shares in other invested assets of $87 million and perpetual preferred stocks of $5 million which both were measured at fair value effective 2021, and $11 million of non-agency asset backed securities that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $4 million for the year ended December 31, 2021, which primarily relates to common stock securities that had a level change due to the use of a quoted price in an active market.

There were no liabilities measured at fair value at December 31, 2022 and 2021.

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

The components of net investment income for the years ended December 31, 2022, 2021, and 2020 were as follows (in millions):

	2022	2021	2020
Bonds	$3,361	$3,319	$3,364
Common stocks - unaffiliated	23	32	25
Mortgage loans	638	632	622
Policy loans	53	64	46
Other invested assets[1]	221	197	106
Short-term investments	55	2	11
Derivative instruments	71	80	61

Gross investment income	4,422	4,326	4,235
Investment expenses	(192)	(169)	(171)

Net investment income	4,230	4,157	4,064
Net gain from separate accounts	46	56	44
Amortization of IMR	28	48	32

Net investment income, including net gain from separate accounts and amortization of IMR	$4,304	$4,261	$4,140

(1)	Includes real estate net investment income of $22 million, $11 million, and $14 million for the years ended December 31, 2022, 2021, and 2020, respectively.

Due and accrued investment income is excluded from surplus when amounts are over 90 days past due or collection is uncertain. At December 31, 2022 and 2021 there was no due and accrued investment income that was nonadmitted on bonds.

The following table shows the Company’s securities redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) or tender and the amount of investment income generated as a result of a prepayment penalty and/or acceleration fee ($ in millions):

	2022		2021		2020
	General Account(1)	Separate Account	General Account(1)	Separate Account	General Account(1)	Separate Account
Number of cusips	146	77	302	177	245	134
Investment income	$39	$3	$137	$8	$87	$5

(1)	Included in the net investment income on bonds. Refer to net investment income table above.

47

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

For the years ended December 31, 2022, 2021, and 2020, net realized capital gains (losses) were as follows (in millions):

	2022	2021	2020
Bonds	$(110)	$160	$24
Mortgage loans	(12)	4	(84)
Common and preferred stocks	45	73	50
Other invested assets	18	(9)	(19)
Derivatives	(12)	(408)	(23)

Net realized capital (losses) gains before tax and transfers to the IMR	(71)	(180)	(52)
Less:
Capital gains tax expense	16	47	62
Net realized capital (losses) gains after tax transferred to IMR	(50)	(70)	63

Net realized capital losses after tax and transfers to the IMR	$(37)	$(157)	$(177)

Proceeds from investments in bonds sold were $3,940 million, $1,857 million, and $2,460 million for the years ended December 31, 2022, 2021, and 2020, respectively. Gross gains of $42 million, $169 million, and $170 million in 2022, 2021 and 2020, respectively, and gross losses of $78 million, $26 million, and $19 million in 2022, 2021, and 2020, respectively, were realized on these sales. The Company computes gains and losses on sales under the specific identification method.

The following table provides a summary of OTTI losses included as realized capital losses for the years ended December 31, 2022, 2021 and 2020 (in millions):

	2022	2021	2020
Bonds	$72	$23	$129
Common and preferred stocks	14	3	17
Other invested assets	27	6	19
Mortgage Loans	12	—	84

Total	$125	$32	$249

Refer to Note 19 - Loan-Backed and Structured Security Impairments for a list with each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current reporting period.

48

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

The following tables present the Company’s gross unrealized losses and fair values for bonds and equity securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2022 and 2021 (in millions):

	2022
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$3,921	$1,185	$132	$24	$4,053	$1,209
All other governments	98	11	34	6	132	17
U.S. Special Revenue and Special Assessment	8,247	1,291	208	38	8,455	1,329
Industrial and miscellaneous unaffiliated	55,347	6,524	6,734	870	62,081	7,394
Parent, subsidiaries, and affiliates(2)	2,789	76	208	22	2,997	98

Total bonds	70,402	9,087	7,316	960	77,718	10,047

Equity securities (unaffiliated)
Common stocks	1,048	77	19	—	1,067	77
Preferred stocks	3	1	—	—	3	1

Total equity securities	1,051	78	19	—	1,070	78

Total	$71,453	$9,165	$7,335	$960	$78,788	$10,125

(1)	Includes unrealized losses related to NAIC 6 bonds of less than $1 million included in the statutory carrying amount.
(2)	The unrealized losses include $3 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

	2021
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$2,027	$70	$280	$22	$2,307	$92
All other governments	61	1	—	—	61	1
U.S. Special Revenue and Special
Assessment	893	17	131	5	1,024	22
Industrial and miscellaneous unaffiliated	11,944	214	1,501	56	13,445	270
Parent, subsidiaries, and affiliates	—	—	157	5	157	5

Total bonds	14,925	302	2,069	88	16,994	390

Equity securities (unaffiliated)
Common stocks	226	9	—	—	226	9
Preferred stocks	—	—	—	—	—	—

Total equity securities	226	9	—	—	226	9

Total	$15,151	$311	$2,069	$88	$17,220	$399

(1)	Includes unrealized losses of $1 million related to NAIC 6 bonds included in the statutory carrying amount.

49

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

At December 31, 2022, the gross unrealized loss on bonds and equity securities was comprised of approximately 11,372 and 630 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $9,614 million or 96% is related to unrealized losses on investment grade securities and $433 million or 4% is related to below investment grade securities. At December 31, 2021, the gross unrealized loss on bonds and equity securities was comprised of approximately 2,606 and 356 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $343 million, or 88%, is related to unrealized losses on investment grade securities and $47 million, or 12%, is related to below investment grade securities. Investment grade is defined as a security having a credit rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor’s (“S&P”); or a comparable internal rating if an externally provided rating is not available.

The amount of gross unrealized losses for bonds where fair value had declined by 20% or more of the amortized cost, totaled $4,413 million. The period of time that each of these securities has continuously been below amortized cost by 20% or more consists of $2,639 million for six months or less, $1,774 million for greater than six months through 12 months, and less than $1 million for greater than 12 months. In accordance with the Company’s impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not recognize an impairment when it had the ability and intent to hold until recovery.

The change in unrealized capital gains (losses) for the years ended December 31, 2022, 2021 and 2020 were as follows (in millions):

	Change in Unrealized Gains (Losses)			Change in Unrealized Foreign Exchange Gains (Losses)			Total Change in Unrealized Gains (Losses)
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Bonds	$(42)	$(2)	$(2)	$(351)	$(113)	$192	$(393)	$(115)	$190
Preferred Stocks	(2)	17	—	—	—	—	(2)	17	—
Common stocks unaffiliated	(210)	231	60	(7)	(18)	23	(217)	213	83
Mortgage loans	4	(3)	17	—	—	—	4	(3)	17
Other invested assets	28	345	(18)	(18)	—	3	10	345	(15)
Cash, cash equivalents and short-term investments	—	—	—	2	—	1	2	—	1
Derivatives	393	244	(8)	—	—	—	393	244	(8)
Aggregate write-ins	—	—	—	—	—	—	—	—	—

Total change in unrealized on investments	171	832	49	(374)	(131)	219	(203)	701	268

Capital gains tax (benefit) expense	(49)	112	62	—	—	—	(49)	112	62

Total change in unrealized gains (losses), net of tax	$220	$720	$(13)	$(374)	$(131)	$219	$(154)	$589	$206

NOTE 11—RELATED PARTY TRANSACTIONS

Capital Contributions

For the years ended December 31, 2022, 2021 and 2020, the Company made capital contributions to MCF of $0 million, $66 million and $72 million, respectively.

Dividend Distributions

For the years ended December 31, 2022, 2021, and 2020, the Company paid a cash dividend to its parent company, New York Life, in the amount of $400 million, $942 million and $932 million, respectively.

50

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS (continued)

For the years ended December 31, 2022, 2021 and 2020, the Company received dividend distributions from MCF of $176 million, $137 million and $65 million, respectively.

Material Transactions

The following table presents material related party transactions between the Company, its parent, and its affiliates, for the years ended December 31, 2022 and 2021:

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Loans and Credit Agreements:
12/31/2015 (last amended as of 12/31/2022)	MCF	Non- insurance affiliate	Note funding agreement	The Company and New York Life entered into a note funding agreement with MCF (as amended from time to time, the (“MCF Note Agreement”) and acquired a variable funding note issued by MCF. The note was most recently reissued on December 31, 2022 due to the Company’s transfer of a portion of its interest to LINA. The funding limit is determined using 2.25% multiplied by the cash and invested assets amount, as of such date of determination. Cash and invested assets amount means, as of any date of determination, the sum of (x) the net admitted cash and invested assets of the Company (y) the net admitted cash and invested assets of New York Life (excluding any portion thereof attributable to New York Life’s investment in the Company), and LINA, in each case, based on the most recently available quarterly or annual financial statements of New York Life, LINA or the Company, as applicable. All outstanding advances made to MCF under the MCF Note Agreement will be due in full on December 31, 2025.

12/23/2004 (last amended as of 12/30/2022)	New York Life Capital Corporation (“NYLCC”)	Non- insurance affiliate	Revolving credit agreement	NYLCC has agreed to make loans to the Company in an amount up to, but not exceeding, $3,500 million from proceeds from the issuance of commercial paper. During 2022 and 2021, the revolving credit facility was not used, no interest was paid and no outstanding balance was due.

9/30/1993 (last amended on 12/30/2022)	New York Life	Parent	Revolving credit agreement	The Company has a revolving credit agreement with New York Life whereby the Company may borrow in the amount of up to $3,500 million. At December 31, 2022 and 2021, the Company has not borrowed under this agreement.

4/1/1999 (last amended as of 12/30/2022)	New York Life	Parent	Revolving credit agreement	The Company has a revolving credit agreement with New York Life, whereby the Company may lend in the amount of up to $900 million. At December 31, 2022 and 2021 the Company has not borrowed under this agreement.

Service Agreements:

4/27/2006 (amended from time to time	NYLIFE Distributors, LLC.	Non- insurance affiliate	Variable product distribution agreement	The Company has appointed NYLIFE Distributors, LLC as the underwriter and/ or wholesale distributor of the Company’s variable products. For the years ended December 31, 2022, 2021 and 2020, the Company received service fees of $44 million, $50 million and $44 million, respectively, under a 12b-1 Plan Services Agreement, in consideration for providing 12b-1 Plan services attributable to the variable products.

Amended and restated at 5/29/2009	New York Life	Parent	Administration agreement	New York Life provides the Company with certain services and facilities including, but not limited to accounting, tax and auditing services, legal services, actuarial services, electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company. For the years ended December 31, 2022, 2021 and 2020, the fees incurred associated with these services and facilities, amounted to $915 million, $862 million and $827 million, respectively, and are reflected in Operating expenses and Net investment income in the accompanying Statutory Statements of Operations.

Various	New York Life	Parent	Participation in mortgage loans, Real estate owned and real estate	The Company’s interests in commercial mortgage loans and certain real estate investments are primarily held in the form of participations originated or acquired by New York Life. Refer to Note 6- Investments for further information.

1/1/2005 (amended 3/28/2014)	New York Life Investment Management LLC (“NYLIM”)	Non- insurance affiliate	Administrative service agreement	NYLIM has a management agreement with the MainStay VP Funds Trust (“the Fund”), a registered investment company whose shares are sold to various separate accounts of the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund.

51

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS (continued)

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
4/1/2000, as amended from time to time	NYL Investors, LLC	Non- insurance affiliate	Investment advisory agreement	The Company is a party to an investment advisory agreement with NYL Investors, LLC, as amended from time to time, to receive investment advisory and administrative services from NYL Investors, LLC. The payments are required to be made within 90 days from the time of billing.

6/30/2008, as amended from time to time	NYLIFE Securities, LLC	Non- insurance affiliate	Service fee agreement	The Company pays NYLIFE Securities LLC a service fee for supervisory services based on a determined revenue factor based on sales and in-force business.

Other Agreements:

Various	New York Life	Parent	Sale of corporate owned life insurance policies (“COLI”)	The Company sold various COLI policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same terms as policies sold to unrelated customers. At December 31, 2022 and 2021, policyholder reserve balances for these policies amounted to $4,181 million and $4,309 million, respectively, and were included in Policy reserves and Separate accounts liabilities in the accompanying Statutory Statements of Financial Position.

10/5/2017	REEP-OFC 2300 Empire LLC / Retreat at Seven Bridges	Non- insurance affiliate	Mortgage loan on real estate	In connection with the acquisition of an office building by REEP-OFC 2300 Empire LLC and a pledge of an unleveraged equity interest in the owner of Retreat at Seven Bridges, an existing multifamily property, the Company provided a first mortgage loan to REEP-OFC 2300 Empire LLC and REEP-MF Woodridge IL LLC.

6/11/2012	New York Life	Parent	Tenancy in common agreement	In connection with a $150 million land acquisition of a fee simple estate in land underlying an office building and related improvements and encumbered by a ground lease located at 1372 Broadway, New York, NY by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy in Common Agreement in which the agreement sets forth the terms that govern, in part, each entity’s interest in the property.

Various	New York Life	Parent	Structured settlement agreements	The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2022 and 2021, the policyholder reserves related to these contracts amounted to $147 million and $146 million, respectively, and are included in Policy reserves in the accompanying Statutory Statements of Financial Position.

Various	New York Life	Parent	Structured settlement agreements	The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations ranged from 3.50% to 7.65%. The Company has directed New York Life to make the payments under the annuity contracts directly to the beneficiaries under the structured settlement agreements. At December 31, 2022 and 2021, the carrying value of the interest in annuity contracts and the corresponding obligations under structured settlement agreements amounted to $10,236 million and $9,875 million, respectively.

Various	New York Life	Parent	Premiums settlement agreement	The Company has an agreement in place with NYLIC to settle premiums associated with the Company’s products sold at field offices. These premiums are typically settled within 1-2 business days. The Company had a receivable of $26 million and $9 million respectively for the years ended December 31, 2022 and December 31, 2021.

Significant Transactions:

11/29/2022	NYLIC / LINA	Parent / Insurance affiliate	Transfer of assets	Bond asset and cash transfers between the Company, NYLIC and LINA were executed to strengthen duration alignment between asset and liability profiles amongst the insurance companies. The Company acquired bonds with a book value of $2,415 million, including realized losses and accrued interest, and cash of $1,419 million from New York Life in exchange for bonds valued at $3,801 million. In addition, the Company acquired $250 million of bonds from LINA in exchange for transferring a $250 million equity interest in MCF.

11/23/2020	NYL Investments	Non- insurance affiliate	Purchase of bond investment	The Company purchased a bond issued by NYL Investments for $162 million.

52

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS (continued)

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
10/15/2020	NYL Investments	Non- insurance affiliate	Purchase of bond investment	The Company owns a bond issued by NYL Investments with a carrying value of $600 million. On October 15, 2020, the Company purchased this note from New York Life for $608 million, and includes principal and accrued interest.

At December 31, 2022 and 2021, the Company reported a net amount of $85 million and $90 million, respectively, as amounts payable to parent and affiliates. The terms of the underlying agreements generally require that these amounts be settled in cash within 90 days.

In the ordinary course of business, the Company enters into reinsurance agreements with its parent and affiliates. Material reinsurance agreements have been disclosed in Note 13 – Reinsurance. In addition, the Company may enter into guarantees and/or keep wells with its parent and affiliates. Material guarantee agreements and/ or keep wells have been disclosed in Note 15 – Commitments and Contingencies.

NOTE 12—INSURANCE LIABILITIES

Insurance liabilities at December 31, 2022 and 2021 were as follows (in millions):

	2022	2021
Life insurance reserves	$29,525	$29,248
Annuity reserves and supplementary contracts with life contingencies	80,033	70,698
Asset adequacy and special reserves	137	26

Total policy reserves	109,695	99,972
Deposit funds	1,441	1,482
Policy claims	1,049	1,062

Total insurance liabilities	$112,185	$102,516

Life Insurance Reserves

Reserves for life insurance policies are maintained principally using the 1958 Commissioners’ Extended Term Mortality Table and the 1958, 1980, 2001, and 2017 Commissioners’ Standard Ordinary Mortality Tables under the Commissioners’ Reserve Valuation (“CRVM”) Method or Net Level Premium Reserve Method with valuation interest rates ranging from 3.0% to 6.0%. Reserves for UL secondary guarantee products are determined under the Actuarial Guideline XXXVIII methodology. Reserves for policies issued in 2020 and later are determined based on principle-based standards as set forth in the NAIC Valuation Manual.

In 2021, the Department granted approval for the Company to change the valuation basis for reserves for certain blocks of life insurance policies from the minimum statutory reserve standard required under either New York or Washington law to the NAIC valuation basis. The Company recorded a net change in reserve valuation basis of $536 million for the year ended December 31, 2021, which was reported as a direct increase in surplus in the accompanying Statutory Statements of Changes in Surplus. For the year ended December 31, 2022, there were no changes in reserve valuation basis for life insurance reserves.

The Company has established policy reserves on contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP by approximately $56 million and $48 million at December 31, 2022 and 2021, respectively.

53

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

At December 31, 2022 and 2021, the Company’s liabilities for GMDB reserves, which are associated with certain variable life products, amounted to $11 million and $9 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

Surrender values are promised in excess of life reserves on certain policies. This excess is included as part of miscellaneous reserves. No surrender values are promised in excess of any other reserves. Additional reserves are held on account of anticipated extra mortality for policies subject to extra premiums.

At December 31, 2022 and 2021, the Company had $10,325 million and $10,736 million, respectively, of insurance in-force for which the gross premiums were less than the net premiums according to the standard of valuation set by the state of Delaware.

The tabular interest has been determined by formula as described in the NAIC instructions except for certain UL products for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

Annuity Reserves and Supplementary Contracts with Life Contingencies

Reserves for single premium immediate annuities, guaranteed future income annuities, and supplementary contracts involving life contingencies purchased prior to 2018 are based principally on 1983 Table A, A2000, 2012 IAR table and CARVM, with assumed interest rates ranging from 3.75% to 6.0%. Purchases in 2018 and later years are reserved with valuation interest rates satisfying both the valuation manual requirements for maximum valuation interest rates for income annuities (“VM-22”) and the New York State Department of Financial Services (“NYSDFS”) Regulation 213 maximum valuation rate requirements, applying the 2012 IAR Table. The VM-22 rates range from 1.0% to 4.25%.

Reserves for fixed deferred annuities are based principally on 1971 Individual Annuity Mortality, 1983 Table A, A2000, 2012 IAR and CARVM, with assumed interest rates ranging from 3.0% to 10.0%. Reserves for variable deferred annuities are based principally on VM-21 and NYSDFS Regulation 213, with assumed interest rates ranging from 3.0% to 8.25%. For the index-linked account corresponding to a VA product, we also apply Actuarial Guideline XXXV. Generally, owners of the Company’s deferred annuities are able, at their discretion, to withdraw funds from their policies. The withdrawals in excess of the surrender charge-free withdrawal amount may be subject to surrender charges in the early years.

At December 31, 2022 and 2021, the Company’s liabilities for GMDB, GMAB, guaranteed future income benefit, and enhanced beneficiary benefits reserves, which are associated with VA products, amounted to $137 million and $26 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

For the year ended December 31, 2022 and 2021, there were no changes in reserve valuation basis for annuities reserves.

The tabular interest has been determined by a formula as described in the NAIC instructions. The tabular less actual reserve released has been determined by a formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

54

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Deposit Funds

Deposit funds at December 31, 2022 and 2021 were as follows (in millions):

	2022	2021
Fixed period annuities	$1,077	$1,016
Supplemental contracts without life contingencies	350	449
Continued interest accounts	14	17

Total deposit funds	$1,441	$1,482

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

The following table reflects the withdrawal characteristics of annuity reserves and deposit fund liabilities at December 31, 2022 and 2021 ($ in millions):

Individual Annuities

	2022
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$30,662	$—	$—	$30,662	28%
At book value less current surrender charge of 5% or more	8,173	—	—	8,173	7
At fair value	—	—	31,696	31,696	28

Total with adjustment or at fair value	38,835	—	31,696	70,531	63
At book value without adjustment	21,904	—	—	21,904	20
Not subject to discretionary withdrawal	18,798	—	—	18,798	17

Total	$79,537	$—	$31,696	$111,233	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$303	$—	$—	$303

55

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

	2021
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$26,804	$—	$—	$26,804	25%
At book value less current surrender charge of 5% or more	6,168	—	—	6,168	6
At fair value	—	—	38,294	38,294	35

Total with adjustment or at fair value	32,972	—	38,294	71,266	66
At book value without adjustment	20,486	—	—	20,486	19
Not subject to discretionary withdrawal	16,687	—	—	16,687	15

Total	$70,145	$—	$38,294	$108,439	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$498	$—	$—	$498

Group Annuities

	2022
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$31	$—	$—	$31	6%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	31	—	—	31	6
At book value without adjustment	37	—	—	37	7
Not subject to discretionary withdrawal	428	—	—	428	87

Total	$496	$—	$—	$496	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

56

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

	2021
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$43	$—	$—	$43	8%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	43	—	—	43	8
At book value without adjustment	40	—	—	40	7
Not subject to discretionary withdrawal	469	—	—	469	85

Total	$552	$—	$—	$552	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

Deposit-Type Contracts

	2022
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	188	—	—	188	13
Not subject to discretionary withdrawal	1,253	—	—	1,253	87

Total	$1,441	$—	$—	$1,441	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

57

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

	2021
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	288	—	—	288	19
Not subject to discretionary withdrawal	1,194	—	—	1,194	81

Total	$1,482	$—	$—	$1,482	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

58

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Withdrawal Characteristics of Life Insurance Reserves

The following tables reflect the withdrawal characteristics of life insurance reserves at December 31, 2022 and 2021 ($ in millions):

	2022
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	19,090	19,424	19,277	6,396	6,396	6,396
Universal life with secondary guarantees	5,727	5,155	8,759	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	11	11	17	50	50	50
Variable universal life	1,757	1,752	1,501	10,653	10,469	10,498
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	75	—	—	—
Miscellaneous reserves	—	—	608	—	—	—

Total life insurance (gross)	26,585	26,342	30,239	17,099	16,915	16,944
Reinsurance ceded	—	—	716	—	—	—

Total life insurance (net)	$26,585	$26,342	$29,523	$17,099	$16,915	$16,944

59

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

	2021
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	19,248	19,570	19,393	6,373	6,373	6,373
Universal life with secondary guarantees	5,561	4,921	8,411	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	11	11	16	66	66	66
Variable universal life	1,734	1,729	1,478	10,277	10,121	12,463
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	74	—	—	—
Miscellaneous reserves	—	—	628	—	—	—

Total life insurance (gross)	26,554	26,231	30,002	16,716	16,560	18,902
Reinsurance ceded	—	—	754	—	—	—

Total life insurance (net)	$26,554	$26,231	$29,248	$16,716	$16,560	$18,902

60

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 13—REINSURANCE

The effects of reinsurance on the accompanying Statutory Statements of Financial Position at December 31, 2022 and 2021 were as follows (in millions):

	2022	2021
Policy reserves:
Direct	$110,411	$100,726
Assumed	—	—
Ceded	(716)	(754)

Policy reserves	$109,695	$99,972

Policy claims:
Direct	$523	$525
Assumed	658	687
Ceded(1)	(132)	(150)

Policy claims	$1,049	$1,062

Reinsurance recoverable(2)	$45	$71

(1)	Includes reinsurance recoverable related to unpaid losses of $91 million and $100 million at December 31, 2022 and 2021, respectively.
(2)	Included in Other assets in the accompanying Statutory Statements of Financial Position.

The effects of reinsurance on the accompanying Statutory Statements of Operations for the years ended December 31, 2022, 2021 and 2020 were as follows (in millions):

	2022	2021	2020
Premiums:
Direct(1)	$20,379	$13,461	$13,200
Assumed	1,185	1,090	5
Ceded	(531)	(539)	(548)

Premiums	$21,033	$14,012	$12,657

Benefit payments:
Direct	$14,387	$14,265	$13,063
Assumed	1,344	1,388	9
Ceded	(606)	(739)	(655)

Benefit payments	$15,125	$14,914	$12,417

(1)	Includes considerations for supplementary contracts with life contingencies of $42 million, $48 million and $58 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Reinsurance Assumed

On December 31, 2020, New York Life acquired LINA as part of its acquisition of Cigna’s group life and group disability insurance business, now named New York Life Group Benefit Solutions. Following the closing of the acquisition, the Company entered into an affiliated reinsurance agreement to reinsure mortality risk arising under LINA’s group term life insurance business on a yearly renewable term basis. This transfer of life insurance mortality risk allows the Company to diversify its overall risk profile, as the Company’s risk profile was previously weighted more heavily toward interest rate and asset risk. Entry into the yearly renewable term treaty also reduces LINA’s exposure to mortality risk. At December 31, 2022 and 2021, the Company held assumed liabilities for policy claims relating to this reinsurance agreement of $653 million and $686 million, respectively, which are included in Policy claims in the accompanying Statutory Statements of Financial Position.

61

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 13—REINSURANCE (continued)

Reinsurance Ceded

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue individual life insurance policies in excess of its retention limits. Currently, the Company primarily reinsures the mortality risk on new life insurance policies on a quota share yearly renewable term basis, except for custom guarantee UL, asset flex, and certain VUL products. Most of the reinsurance ceded on new and inforce business is established on an automatic basis. The quota share currently ceded on new business generally ranges from 0% to 90%. All products are ceded from first dollar with the exception of reinsured VUL, which have a minimum size policy ceded of $1 million. Cases in excess of the Company’s retention and certain substandard cases are ceded on a facultative reinsurance basis. The majority of the Company’s facultative reinsurance is for substandard cases in which it typically cedes 90%.

The ceding of risk does not discharge the Company from its primary obligations to policyholders. To the extent that the assuming reinsurers become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Life insurance ceded was 42% and 45% of total life insurance in-force at December 31, 2022 and 2021.

The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). NYLARC is a life insurance company wholly owned by NYLARC Holding Company, Inc., whose shareholders consist of New York Life’s top agents who meet certain criteria and who may also be agents of the Company or NYLIFE Insurance Company of Arizona (“NYLAZ”). NYLARC reinsures a portion of certain life insurance products sold by its shareholders. NYLARC’s purpose is to retain high production agents, and increase the volume and quality of the business that they submit to New York Life, NYLAZ and the Company.

62

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 14—BENEFIT PLANS

The Company shares in the cost of the following plans sponsored by New York Life: (1) certain defined benefit pension plans for eligible employees and agents, (2) certain defined contribution plans for substantially all employees and agents, (3) certain postretirement life and health benefits for retired employees and agents including their eligible dependents, and (4) postemployment benefits. The expense for these plans is allocated to the Company in accordance with an intercompany cost sharing agreement. The liabilities for these plans are included with the liabilities for the corresponding plan of New York Life. The cost allocated to the Company related to benefit plans is recorded under Operating expenses in the accompanying Statutory Statements of Operations. The Company’s share of the cost of these plans was as follows for the years ended December 31, 2022, 2021 and 2020 (in millions):

	2022	2021	2020
Defined benefit pension	$31	$32	$30
Defined contribution	10	10	10
Postretirement life and health	5	6	6
Postemployment	2	2	2

Total	$48	$50	$48

NOTE 15—COMMITMENTS AND CONTINGENCIES

Guarantees

As stated in Note 3 - Significant Accounting Policies, at the inception of a guarantee (except unlimited guarantees), the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee. This includes guarantees made on behalf of affiliates unless the guarantee is deemed unlimited. At December 31, 2022 and 2021, the Company had no such guarantees.

Litigation

The Company is a defendant in individual and/or alleged class action suits arising from their agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, employment and/or other operations, including actions involving retail sales practices. Some of the actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.

Borrowed Money

Refer to Note 6 - Investments for a more detailed discussion of the Company’s commitments for loaned securities and repurchase agreements.

Assessments

Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

63

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 15—COMMITMENTS AND CONTINGENCIES (continued)

Other Commitments and Contingencies

Prior to July 1, 2002, the Company did business in Taiwan through a branch operation (the “Taiwan Branch”). On July 1, 2002, the Taiwan Branch ceased operations and all of its liabilities and assets, including policy liabilities were transferred to New York Life Insurance Taiwan Corporation (“Taiwan Corporation”), an indirect subsidiary of New York Life. On December 31, 2013, Taiwan Corporation was sold to Yuanta Financial Holding Co. Ltd. (“Yuanta”). Under the terms of the sale agreement, Yuanta has agreed to satisfy in full, or to cause Taiwan Corporation to satisfy in full, all of Taiwan Corporation’s obligations under the Taiwan Branch policies that were transferred to Taiwan Corporation on July 1, 2002. However, the Company, under Taiwan law, also remains contingently liable for these policies in the event that neither Taiwan Corporation nor Yuanta meets its obligations. This contingent liability of the Company has not been recognized on the accompanying Statutory Statements of Financial Position because it does not meet the probable and estimable criteria of SSAP No. 5R.

At December 31, 2022 and 2021, the Company and its guaranteed separate accounts had contractual commitments to extend credit for commercial mortgage loans at both fixed and variable rates of interest, which amounted to approximately $725 million and $875 million, respectively. These commitments are diversified by property type and geographic location. There were no contractual commitments to extend credit under residential loan agreements at December 31, 2022 and 2021.

At December 31, 2022 and 2021, the Company and its guaranteed separate accounts had outstanding contractual obligations to acquire additional private placement securities amounting to $717 million and $578 million, respectively.

Unfunded commitments on limited partnerships, limited liability companies and other invested assets amounted to $960 million and $999 million at December 31, 2022 and 2021, respectively. Unfunded commitments on LIHTC amounted to $153 million and $86 million at December 31, 2022 and 2021, respectively. At December 31, 2022 and 2021, unfunded commitments on LIHTC are included in Other invested assets, with an offset in Other liabilities in the accompanying Statutory Statements of Financial Position.

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

FHLB Agreement

The Company is a member of the FHLB of Pittsburgh. Membership in the FHLB of Pittsburgh provides the Company with a significant source of alternative liquidity. Advances received by the general account are included in Other liabilities in the accompanying Statutory Statements of Financial Position. When borrowing from the FHLB of Pittsburgh, the Company is required to post collateral in the form of eligible securities, including mortgage-backed, government and agency debt instruments for each of the advances received. Upon any event of default by the Company, the FHLB of Pittsburgh’s recovery from the collateral is limited to the amount of the Company’s liability to the FHLB of Pittsburgh.

64

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 15—COMMITMENTS AND CONTINGENCIES (continued)

The amount of FHLB of Pittsburgh common stock held, in aggregate exclusively in the Company’s general account at December 31, 2022 and 2021 was as follows (in millions):

	2022	2021
Membership stock - Class B (1)	$25	$29
Activity stock	—	—

Aggregate total	$25	$29

Actual or estimated borrowing capacity as determined by the insurer	$6,759	$6,232

(1)	Membership stock is not eligible for redemption.

At December 31, 2022 and 2021, the Company did not have an outstanding balance due to the FHLB of Pittsburgh. The maximum amount borrowed and collateral pledged to the FHLB of Pittsburgh during the years ended December 31, 2022 and 2021 was as follows (in millions):

	2022		2021
	General Account	Separate Account	General Account	Separate Account
Fair Value	$1,175	$—	$1,665	$—
Carrying Value	$1,175	$—	$1,665	$—
Maximum Amount Borrowed During the Year	$—	$—	$—	$—

The Company does not have any prepayment obligations for the borrowing arrangement.

NOTE 16—INCOME TAXES

The components of the net DTAs and DTLs were as follows at December 31, 2022 and 2021 (in millions):

	2022			2021			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTAs	$1,433	$475	$1,908	$1,168	$277	$1,445	$265	$198	$463
Statutory valuation allowance	—	—	—	—	—	—	—	—	—

Adjusted gross DTAs	1,433	475	1,908	1,168	277	1,445	265	198	463
Nonadmitted DTAs (1)	545	—	545	331	—	331	214	—	214

Subtotal net admitted DTAs	888	475	1,363	837	277	1,114	51	198	249
Gross DTLs	262	552	814	292	419	711	(30)	133	103

Net admitted DTAs (2)	$626	$(77)	$549	$545	$(142)	$403	$81	$65	$146

(1)	DTAs are nonadmitted primarily because they are not expected to be realized within three years of the Statutory Statements of Financial Position date.
(2)	The total net admitted DTAs are included in Other assets in the accompanying Statutory Statements of Financial Position.

65

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The admission calculation components were as follows (paragraph references throughout Note 16 are to paragraphs of SSAP No. 101 “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”) (in millions):

	December 31, 2022			December 31, 2021			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (Paragraph 11.a)	$—	$54	$54	$—	$19	$19	$—	$35	$35
Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from paragraph 11.a above) after application of the threshold limitation (the lesser of paragraph 11.b.i and 11.b.ii below):	495	—	495	385	—	385	110	—	110
Adjusted gross DTAs expected to be realized following the balance sheet date. (Paragraph 11.b.i)	495	—	495	385	—	385	110	—	110
Adjusted gross DTAs allowed per limitation threshold (Paragraph 11.b.ii)	N/A	N/A	1,198	N/A	N/A	1,400	N/A	N/A	(202)
Adjusted gross DTAs (excluding the amount of DTAs from paragraphs 11.a and 11.b above) offset by gross DTLs (Paragraph 11.c)	393	421	814	452	258	710	(59)	163	104

DTAs admitted as the result of application of SSAP 101 (Total of paragraphs 11.a, 11.b, 11.c).	$888	$475	$1,363	$837	$277	$1,114	$51	$198	$249

The ratio used to determine the applicable period used in paragraph 11.b.i above and the amount of adjusted capital and surplus used to determine the percentage threshold limitation in paragraph 11.b.ii above are as follows at December 31, 2022 and 2021 (in millions):

	2022	2021
Ratio percentage used to determine recovery period and threshold limitation amount.	812%	967%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in paragraph 11.b.ii above.	$7,987	$9,331

There was no impact on the Company’s adjusted gross and net admitted DTAs due to tax planning strategies at December 31, 2022 and 2021.

The Company did not use reinsurance in its tax planning strategies. The Company had no unrecognized DTLs at December 31, 2022 and 2021. Additionally, the Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

Enactment of the CARES Act did not have a financial impact on the Company.

66

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

Significant components of the current federal and foreign income taxes for the years ended December 31, 2022, 2021 and 2020 were as follows (in millions):

	2022	2021	2020	Change 2022-2021	Change 2021-2020
Federal(1)	$114	$187	$102	$(73)	$85
Foreign	—	—	—	—	—

Subtotal	114	187	102	(73)	85

Federal income tax on net capital gains (losses)	16	47	62	(31)	(15)
Other	—	—	—	—	—

Total federal and foreign income taxes	$130	$234	$164	$(104)	$70

(1)	The Company had investment tax credits of $28 million, $27 million and $31 million for the years ended December 31, 2022, 2021 and 2020, respectively.

67

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The tax effects of temporary differences that give rise to DTAs and DTLs for the years ended December 31, 2022 and 2021 were as follows (in millions):

	2022	2021	Change
DTAs
Ordinary:
Policyholder reserves	$859	$654	$205
Deferred acquisition costs	376	337	39
Investments	151	137	14
Pension accrual	21	24	(3)
Receivables - nonadmitted	21	12	9
Fixed assets	2	2	—
Other	3	2	1

Subtotal	1,433	1,168	265
Nonadmitted	545	331	214

Admitted ordinary DTAs	888	837	51

Capital:
Investments	475	277	198

Subtotal	475	277	198
Nonadmitted	—	—	—

Admitted capital DTAs	475	277	198

Total admitted DTAs	1,363	1,114	249

DTLs
Ordinary:
Policyholder reserves	124	159	(35)
Investments	138	133	5

Subtotal	262	292	(30)

Capital:
Investments	552	419	133

Subtotal	552	419	133

Total DTLs	814	711	103

Net admitted DTAs	$549	$403	$146

Change in deferred income tax on change in net unrealized capital gains/ losses			$49
Change in net deferred taxes related to other items			311
Change in DTAs nonadmitted			(214)

Change in net admitted DTAs			$146

68

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The Company’s income tax expense and change in net DTAs for the years ended December 31, 2022, 2021 and 2020 differs from the amount obtained by applying the statutory rate of 21% to net gain from operations after dividends to policyholders and before federal income taxes for the following reasons (in millions):

	2022	2021	2020	Change 2022-2021	Change 2021-2020
Net gain from operations after dividends to policyholders and before federal and foreign income taxes at statutory rate	$(106)	$141	$97	$(247)	$44
Net realized capital gains (losses) at statutory rate	(15)	(38)	(11)	23	(27)
Tax exempt income	(35)	(39)	(40)	4	1
Tax credits, net of withholding	(40)	(37)	(34)	(3)	(3)
Amortization of IMR	(6)	(10)	(7)	4	(3)
Dividend from MCF	(37)	(29)	(14)	(8)	(15)
Partnership income from MCF	54	46	11	8	35
Prior year audit liability and settlement	1	(1)	6	2	(7)
Non-admitted assets	(6)	—	—	(6)	—
Other items impacting surplus	4	96	(7)	(92)	103
Other	5	(1)	1	6	(2)

Federal and foreign income taxes incurred and change in net deferred taxes during the year	$(181)	$128	$2	$(309)	$126

Federal and foreign income tax expense reported in the Company’s Statutory Statements of Operations	$114	$187	$102	$(73)	$85
Capital gains tax expense (benefit) incurred	16	47	62	(31)	(15)
Change in net DTAs	(311)	(106)	(162)	(205)	56
Change in current and deferred income taxes reported in surplus	—	—	—	—	—

Federal and foreign income taxes incurred and change in net deferred taxes during the year	$(181)	$128	$2	$(309)	$126

For years ended December 31, 2022, 2021 and 2020, the Company’s federal income tax return is consolidated with New York Life, NYLAZ, NYLIFE LLC, New York Life Enterprises LLC, NYL Investments, NYL Investors, LLC, LINA, New York Life Group Insurance Company of NY (“NYLGICNY”), and LINA Benefit Payments, Inc. Refer to Note 3 – Significant Accounting Policies - Federal Income Taxes.

As a member of NYLIC’s consolidated group, the Company’s federal income tax returns are routinely audited by the Internal Revenue Service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2013, and tax years 2014 through 2018 are currently under examination. There were no material effects in the Company’s Statement of Operations as a result of these audits.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

69

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The Company did not have any operating loss and tax credit carry forwards available for tax purposes. For the years ended December 2022, 2021, and 2020, the Company’s income taxes incurred in current and prior years that will be available for recoupment in the event of future net losses were as follows (in millions):

Year 2022	$14
Year 2021	$120
Year 2020	$86

The Inflation Reduction Act (“IRA”) of 2022 was enacted on August 16, 2022. The IRA includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income set forth on the applicable financial statement of an applicable corporation. The NAIC adopted Interpretation (“INT”) 22-02 to apply to December 31, 2022. Following that guidance, the Company has not determined as of the reporting date if it will be an applicable corporation and if it will be liable for CAMT in 2023. The accompanying statutory financial statements do not include an estimated impact of the CAMT because a reasonable estimate cannot be made.

At December 31, 2022 and 2021, the Company recorded a current income tax (payable)/receivable of $(31) million and $(4) million, respectively, which is included in Other assets and Other liabilities in the accompanying Statutory Statements of Financial Position.

At December 31, 2022, the Company had no protective tax deposits on deposit with the IRS under Section 6603 of the Internal Revenue Code.

NOTE 17—CAPITAL AND SURPLUS

Capitalization

The Company has 20,000 shares authorized, with a par value of $10,000 per share with 2,500 shares issued and outstanding. All shares are common stock and are owned by New York Life. The Company has no preferred stock.

The Company did not receive a capital contribution from New York Life for the years ended December 31, 2022 and 2021. For the year ended December 31, 2020, the Company received a capital contribution in the form of an affiliated equity investment in MCF from New York Life for $530 million.

Other Surplus Adjustments

Other adjustments, net in the accompanying Statutory Statements of Changes in Surplus at December 31, 2022, 2021 and 2020, principally include the effects of the following (in millions):

	2022	2021	2020
Surplus withdrawn from separate accounts	$48	$55	$45
Changes in surplus relating to separate accounts	(29)	(44)	(44)
Change in liability for reinsurance in unauthorized companies	(2)	(2)	—

Total	$17	$9	$1

Nonadmitted Assets

Under statutory accounting rules, a nonadmitted asset is defined as an asset having economic value other than that which can be used to fulfill policyholder obligations, or those assets that are unavailable due to encumbrances or other third-party interests. These assets are not recognized in the accompanying Statutory Statements of Financial Position, and are, therefore, considered nonadmitted. The changes between years in nonadmitted assets are charged or credited directly to surplus.

70

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 18—DIVIDENDS TO STOCKHOLDER

The Company is subject to restrictions on the payment of dividends to New York Life. Under the Delaware Insurance Code, cash dividends can be paid only out of that part of the Company’s available and accumulated surplus funds which are derived from realized net operating profits on its business and realized capital gains, and dividends (or other distributions) on capital stock can be declared and paid only out of earned surplus (being an amount equal to the unassigned funds of the Company as set forth in its most recent annual statement submitted to the Delaware Insurance Commissioner (“the Commissioner”), including all or part of the surplus arising from unrealized capital gains or revaluation of assets), except as otherwise approved by the Commissioner (provided that stock dividends may be paid out of any available surplus funds). Furthermore, no extraordinary dividend may be paid until 30 days after the Commissioner has received notice of such declaration and has not disapproved such payment within such 30 day period, or the Commissioner has approved such payment within that 30 day period. Extraordinary dividends are defined as any dividend or distribution or cash or other property, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10 percent of the Company’s surplus as regards policyholders as of the preceding December 31 or (2) the net gain from operations, not including realized capital gains, not to exceed thirty percent of its surplus to policyholders as of the immediately preceding calendar year, of the Company for the 12 month period ending on the preceding December 31 (not including pro rata distributions of any class of the Company’s own securities).

At December 31, 2022, the amount of earned surplus of the Company available for the payment of dividends was $4,054 million. The maximum amount of dividends that may be paid in 2023 without prior notice to or approval of the Commissioner is $851 million.

Dividends may be declared by the Board of Directors of the Company from available surplus, as it deems appropriate, on a non-cumulative basis. For the years ended December 31, 2022, 2021 and 2020, the Company paid dividends to its sole stockholder, New York Life, in the amount of $400 million, $942 million and $932 million, respectively.

NOTE 19—WRITTEN PREMIUMS

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2022 and 2021 were as follows (in millions):

	2022		2021
	Gross	Net of Loading	Gross	Net of Loading
Group life(1)	$418	$418	$388	$388

(1)	Represents reinsurance premiums assumed from LINA. Refer to Note 13 - Reinsurance for more details.

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium, net of reinsurance that is due and unpaid at the reporting date. Net premium is the amount used in the calculation of reserves. The change in loading is included as an expense and is not shown as a reduction to premium income.

71

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS

The Company does not have any loan-backed and structured securities, which are other-than-temporarily impaired where the Company intends to sell, or does not have the intent and ability to hold until recovery, at December 31, 2022.

The following table lists each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the year (in thousands):

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
General Account
02147QAF9	154	144	10	144	144	12/31/2022
02151HAA3	27	26	1	26	26	12/31/2022
05946XY72	300	268	32	268	269	12/31/2022
12498NAD5	591	548	43	548	552	12/31/2022
12544ABN4	287	265	22	265	263	12/31/2022
12544TAH7	225	212	13	212	213	12/31/2022
12544VAB5	18	17	1	17	17	12/31/2022
12667F5H4	1,690	1,544	146	1,544	1,546	12/31/2022
12667GRG0	992	915	77	915	916	12/31/2022
12668AQ65	860	831	29	831	835	12/31/2022
12668AY25	507	480	27	480	481	12/31/2022
12668AYL3	529	470	59	470	466	12/31/2022
12668BFL2	163	154	9	154	154	12/31/2022
12668BKG7	226	220	5	220	221	12/31/2022
12668BKH5	196	192	5	192	192	12/31/2022
126694DT2	89	88	1	88	88	12/31/2022
17029PAA3	1,622	703	919	703	703	12/31/2022
17029RAA9	34	18	17	18	12	12/31/2022
225458XZ6	3,589	3,333	256	3,333	3,339	12/31/2022
251513BC0	316	309	6	309	314	12/31/2022
36185MBN1	23	23	—	23	23	12/31/2022
3622MPAB4	202	192	10	192	193	12/31/2022
57643MCG7	89	88	—	88	86	12/31/2022
69336QAL6	419	417	2	417	393	12/31/2022
76111XZW6	1,093	1,078	15	1,078	1,075	12/31/2022
81744HAF0	235	224	11	224	225	12/31/2022
863579VS4	1,798	1,785	13	1,785	1,796	12/31/2022
93934FEM0	527	526	1	526	489	12/31/2022
93934FLW0	616	615	1	615	565	12/31/2022
94983UAB3	173	157	15	157	169	12/31/2022
94984MAG9	206	199	8	199	204	12/31/2022
94988PAB9	8,172	5,280	2,892	5,280	4,683	12/31/2022
94988PAC7	1,443	—	1,443	—	—	12/31/2022
94988PAD5	34,433	28,380	6,053	28,380	33,690	12/31/2022
94988PAE3	13,504	10,230	3,274	10,230	11,934	12/31/2022

72

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
94988YAC8	640	—	640	—	—	12/31/2022
94988YAE4	634	—	634	—	634	12/31/2022
94988YAH7	2,114	1,771	343	1,771	2,114	12/31/2022
94989FAD6	513	399	114	399	—	12/31/2022
94989FAH7	2,367	2,159	207	2,159	2,367	12/31/2022
L2287*AC1	6,867	6,867	—	6,867	7,019	12/31/2022
02147QAF9	161	158	3	158	150	9/30/2022
05946XY72	303	303	—	303	272	9/30/2022
12544ABN4	302	290	11	290	273	9/30/2022
12544TAH7	236	230	6	230	220	9/30/2022
12544VAB5	18	18	—	18	17	9/30/2022
12667F5H4	1,079	987	92	987	946	9/30/2022
12667GRG0	1,033	1,008	25	1,008	948	9/30/2022
12668AYL3	562	548	13	548	502	9/30/2022
12668BFL2	168	166	2	166	159	9/30/2022
17029PAA3	2,083	1,622	461	1,622	1,542	9/30/2022
225458XZ6	3,720	3,665	55	3,665	3,468	9/30/2022
251513AV9	875	853	22	853	831	9/30/2022
36228F3Q7	6	6	—	6	6	9/30/2022
69336QAL6	427	420	7	420	398	9/30/2022
81744HAF0	240	237	3	237	234	9/30/2022
86359AWR0	163	154	10	154	151	9/30/2022
87222PAD5	264	202	62	202	217	9/30/2022
93934FEM0	537	534	3	534	491	9/30/2022
93934FLW0	567	566	—	566	519	9/30/2022
94988PAE3	16,144	13,504	2,640	13,504	16,144	9/30/2022
02147QAF9	178	167	11	167	165	6/30/2022
05946XY72	305	305	—	305	286	6/30/2022
05951FAK0	193	187	6	187	185	6/30/2022
05951KAZ6	36	36	—	36	36	6/30/2022
05951KBA0	31	30	2	30	30	6/30/2022
12544ABN4	327	315	11	315	311	6/30/2022
12544TAH7	254	238	16	238	234	6/30/2022
12544VAB5	21	19	2	19	19	6/30/2022
12667GRG0	1,114	1,042	71	1,042	1,029	6/30/2022
12667GXM0	856	855	1	855	793	6/30/2022
12667GXN8	306	299	8	299	281	6/30/2022
12668AYL3	610	591	19	591	578	6/30/2022
15132EKT4	12	10	2	10	36	6/30/2022
17029RAA9	81	34	47	34	10	6/30/2022
225458XZ6	4,010	3,880	130	3,880	3,827	6/30/2022
46628BBD1	139	138	1	138	134	6/30/2022
61750YAB5	651	594	57	594	608	6/30/2022
61750YAE9	160	147	13	147	141	6/30/2022
61752RAJ1	669	628	41	628	585	6/30/2022
69336QAL6	191	177	14	177	175	6/30/2022

73

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
93934FEM0	549	542	6	542	529	6/30/2022
94988YAC8	3,695	2,871	824	2,871	2,880	6/30/2022
94988YAD6	812	—	812	—	—	6/30/2022
94988YAE4	3,685	2,871	814	2,871	2,871	6/30/2022
94988YAF1	813	—	813	—	—	6/30/2022
05951KAZ6	40	38	2	38	38	3/31/2022
12544VAB5	22	22	—	22	21	3/31/2022
12667FJ55	846	838	8	838	809	3/31/2022
15132EKT4	23	13	10	13	—	3/31/2022
161546GK6	1,680	1,676	5	1,676	1,614	3/31/2022
26827EAA3	2,717	2,307	410	2,307	2,256	3/31/2022
3622ELAG1	214	213	1	213	198	3/31/2022
46628SAG8	1,179	1,124	54	1,124	1,136	3/31/2022
61750YAD1	1,158	1,056	102	1,056	1,126	3/31/2022
61750YAJ8	313	285	28	285	306	3/31/2022
61751DAE4	290	280	11	280	282	3/31/2022
61751JAH4	1,048	957	91	957	959	3/31/2022
61751JAJ0	1,041	952	88	952	963	3/31/2022
61752RAH5	315	287	28	287	303	3/31/2022
61752RAM4	658	625	33	625	632	3/31/2022
69337AAM8	512	507	5	507	458	3/31/2022
86359AWR0	142	141	1	141	137	3/31/2022
94984UAE6	604	534	69	534	602	3/31/2022

Subtotal - General Account	XXX	XXX	$25,440	XXX	XXX

Guaranteed Separate Accounts
02147QAF9	$205	$192	$13	$192	$192	12/31/2022
12544VAB5	7	7	—	7	7	12/31/2022
12668BFL2	217	205	12	205	205	12/31/2022
12668BKH5	293	287	6	287	288	12/31/2022
94988PAB9	1,114	720	395	720	639	12/31/2022
94988PAC7	197	—	197	—	—	12/31/2022
94988PAD5	4,695	3,870	826	3,870	4,594	12/31/2022
94988PAE3	1,841	1,395	446	1,395	1,627	12/31/2022
94988YAC8	87	—	87	—	—	12/31/2022
94988YAE4	86	—	86	—	86	12/31/2022
94988YAH7	288	242	47	242	288	12/31/2022
94989FAD6	70	54	16	54	—	12/31/2022
94989FAH7	323	294	28	294	323	12/31/2022
00256DAB8	67	52	14	52	69	9/30/2022
02147QAF9	215	211	4	211	201	9/30/2022
04546KAB4	148	120	28	120	115	9/30/2022
12544VAB5	7	7	—	7	7	9/30/2022

74

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
12668BFL2	225	222	3	222	213	9/30/2022
36228F3Q7	1	1	—	1	1	9/30/2022
94988PAE3	2,201	1,841	360	1,841	2,201	9/30/2022
001406AB3	42	32	10	32	32	6/30/2022
00256DAB8	105	68	36	68	60	6/30/2022
02147QAF9	237	223	15	223	220	6/30/2022
04546KAB4	173	149	24	149	150	6/30/2022
12544VAB5	8	8	—	8	8	6/30/2022
61750YAB5	75	69	7	69	71	6/30/2022
61750YAE9	40	37	3	37	35	6/30/2022
94988YAC8	504	392	112	392	393	6/30/2022
94988YAD6	111	—	111	—	—	6/30/2022
94988YAE4	502	391	111	391	392	6/30/2022
94988YAF1	111	—	111	—	—	6/30/2022
26827EAA3	298	253	45	253	247	3/31/2022
61750YAJ8	117	107	10	107	115	3/31/2022
61751DAE4	41	40	2	40	40	3/31/2022

Subtotal - Guaranteed Separate Accounts	XXX	XXX	3,165	XXX	XXX
Grand Total	XXX	XXX	$28,605	XXX	XXX

(1)	Only the impaired lots within each CUSIP are included within this table.
(2)	CUSIP amounts less than $1 thousand within this table are shown as zero.

NOTE 21—SUBSEQUENT EVENTS

At March 9, 2023, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying statutory financial statements that would have a material effect on the financial condition of the Company.

75

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

GLOSSARY OF TERMS

Term	Description
ABS	Asset-backed securities
AG 43	Actuarial Guideline 43 CARVM for variable annuities
AVR	Asset valuation reserve
CARES Act	Coronavirus Aid, Relief, and Economic Security Act
CAMT	Corporate Alternative Minimum Tax
CARVM	Commissioners’ Annuity Reserve Valuation Method
COLI	Corporate owned life insurance
CRVM	Commissioners’ Reserve Valuation
CSAs	Credit support annexes
DTA(s)	Deferred tax asset(s)
DTL(s)	Deferred tax liability(ies)
ETFs	Exchange traded funds
FHLB	Federal Home Loan Bank
GMAB	Guaranteed minimum accumulation benefit
GMDB	Guaranteed minimum death benefit
IMR	Interest maintenance reserve
IRA	The Inflation Reduction Act of 2022
IRS	Internal Revenue Service
LIHTC	Low-income housing tax credit
LINA	Life Insurance Company of North America
LTV	Loan to value ratio
MCF	Madison Capital Funding LLC
MCF Note Agreement	New York Life note funding agreement with MCF
NAIC	National Association of Insurance Commissioners
National Association of Insurance Commissioners’ Accounting Practices and
NAIC SAP	Procedures
NAV	Net asset value
New York Life	New York Life Insurance Company
NYLARC	New York Life Agents Reinsurance Company
NYLAZ	NYLIFE Insurance Company of Arizona
NYLCC	New York Life Capital Corporation
NYLGICNY	New York Life Group Insurance Company of NY
NYLIM	New York Life Investment Management LLC
NYL Investments	New York Life Investment Management Holdings LLC
NYSDFS	New York State Department of Financial Services
OTC	Over-the-counter
OTC-bilateral	Over-the-counter bilateral agreements
OTC-cleared	Over-the-counter clearinghouse
OTTI	Other-than-temporary impairment(s)
PBR	Principle-based reserving
SSAP	Statement of statutory accounting principle
SVO	Securities Valuation Office
Taiwan Branch	NYLIAC’s former branch operations in Taiwan

76

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

Term	Description
Taiwan Corporation	New York Life Insurance Taiwan Corporation
TDR	Troubled debt restructuring
The Commissioner	Delaware Insurance Commissioner
The Company	New York Life Insurance and Annuity Corporation
the Department	Delaware State Insurance Department
The Fund	The MainStay VP Funds Trust
U.S. GAAP	Accounting principles generally accepted in the United States of America
UL	Universal life
VA	Variable annuity
VM-20	Valuation manual requirements for PBR for individual life products
VM-21	Valuation manual requirements for PBR for variable annuity products
Valuation manual requirements for maximum valuation interest rates for income
VM-22	annuities
VUL	Variable universal life
Yuanta	Yuanta Financials Holding Co., Ltd.

77

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA

At and for the Year Ended December 31, 2022

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Delaware Insurance Department subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
U.S. government bonds	$175,531,636
Other bonds (unaffiliated)	3,061,489,041
Bonds of affiliates	123,799,792
Preferred stocks (unaffiliated)	174,033
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	23,179,268
Common stocks of affiliates	—
Mortgage loans	637,964,876
Real estate	19,496,916
Premium notes, policy loans and liens	53,439,318
Cash on hand and on deposit	1,627,435
Short-term investments	54,654,839
Derivative instruments	71,419,639
Other invested assets	189,234,203
Aggregate write-ins for investment income	8,186,793

Gross investment income	$4,420,197,789

Real Estate Owned - Book Value less Encumbrances	$93,448,989

Mortgage Loans - Book Value:
Residential mortgages	$4,870,870
Commercial mortgages	15,057,718,950
Mezzanine real estate loans	481,623,689

Total mortgage loans	$15,544,213,509

Mortgage Loans by Standing - Book Value:
Good standing	$15,434,713,509

Good standing with restructured terms	$—

Interest overdue more than 90 days, not in foreclosure	$—

Foreclosures in process	$109,500,000

Other Invested Assets - Statement Value	$3,311,608,253

Collateral Loans	$—

78

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Bonds and Stocks of Parent, Subsidiaries and Affiliates - Book Value:
Bonds	$3,149,044,376

Preferred stocks	$—

Common stocks	$—

Bonds and Short-Term Investments by Maturity and NAIC Designation:
Bonds by maturity - statement value:
Due within one year or less	$11,699,369,101
Over one year through five years	35,958,415,844
Over five years through 10 years	26,066,334,465
Over 10 years through 20 years	10,611,847,339
Over 20 years	15,922,974,723

Total by maturity	$100,258,941,472

Bonds by NAIC designation - statement value
NAIC 1	$62,674,135,962
NAIC 2	33,234,271,021
NAIC 3	2,412,617,176
NAIC 4	1,669,400,389
NAIC 5	238,377,535
NAIC 6	30,139,389

Total by NAIC designation	$100,258,941,472

Total bonds publicly traded	$55,842,777,955

Total bonds privately placed	$44,416,163,517

Preferred Stocks - Statement Value	$49,218,802

Common Stocks - Fair Value	$1,235,674,603

Short-Term Investments - Book Value	$2,126,480,872

Options, Caps and Floors Owned - Statement Value	$124,834,410

Options, Caps and Floors Written and In-Force - Statement Value	$—

Collar, Swap and Forward Agreements Open - Statement Value	$908,849,578

Future Contracts Open - Current Value	$65,364

Cash on Deposit	$(210,734,650)

79

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Life Insurance In-Force (in thousands):
Industrial	$—

Ordinary	$180,614

Credit life	$—

Group life	$718,316

Amount of Accidental Death Insurance In-Force Under Ordinary Policies (in thousands):	$859

Life Insurance Policies with Disability Provisions In-Force (in thousands):
Industrial	$—

Ordinary	$14,671

Credit life	$—

Group life	$—

Supplementary Contracts In-Force:
Ordinary - not involving life contingencies
Amount on deposit	$364,238,119

Income payable	$54,215,028

Ordinary - involving life contingencies
Income payable	$48,450,621

Group - not involving life contingencies
Amount on deposit

Income payable

Group - involving life contingencies
Income payable

Annuities:
Ordinary
Immediate - amount of income payable	$1,877,073,487

Deferred - fully paid account balance	$49,947,648,824

Deferred - not fully paid - account balance	$36,766,258,551

Group
Amount of income payable	$82,094,315

Fully paid account balance	$1,492,213

Not fully paid - account balance	$—

80

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Accident and Health Insurance - Premiums In-Force
Ordinary	$—

Group	$—

Credit	$—

Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$251,760,494

Dividend accumulations - account balance	$—

Claim Payments 2022 (in thousands):
Group accident and health - year ended December 31, 2019
2022	$—

2021	$—

2020	$—

2019	$—

2018	$—

Prior	$—

Other accident and health
2022	$—

2021	$—

2020	$—

2019	$—

2018	$—

Prior	$—

Other coverages that use developmental methods to calculate claims reserves (in thousands):
2022	$845

2021	$924

2020	$954

2019	$774

2018	$575

Prior	$26

81

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2—SUMMARY INVESTMENT SCHEDULE

At and for the Year Ended December 31, 2022

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	$5,531,683,288	4.497%	$5,531,683,283	—	$5,531,683,283	4.498%
All other governments	172,327,488	0.140	172,327,487	—	172,327,487	0.140
U.S. states, territories and possessions, etc. guaranteed	—	—	—	—	—	—
U.S. political subdivisions of states, territories, and possessions, guaranteed	—	—	—	—	—	—
U.S. special revenue and special assessment obligations, etc. non-guaranteed	10,805,487,728	8.784	10,805,487,683	—	10,805,487,683	8.786
Industrial and miscellaneous	72,752,304,867	59.141	72,752,304,919	—	72,752,304,919	59.153
Hybrid securities	—	—	—	—	—	—
Parent, subsidiaries and affiliates	3,149,044,376	2.560	3,149,044,376	—	3,149,044,376	2.560
SVO identified funds	835,335,850	0.679	835,335,850	—	835,335,850	0.679
Unaffiliated Bank loans	570,682,544	0.464	570,682,543	—	570,682,543	0.464
Total long-term bonds	93,816,866,141	76.264	93,816,866,141	—	93,816,866,141	76.280
Preferred Stocks:
Industrial and miscellaneous (Unaffiliated)	49,218,803	0.040	49,218,803	—	49,218,803	0.040
Parent, subsidiaries and affiliates	—	—	—	—	—	—
Total preferred stocks	49,218,803	0.040	49,218,803	—	49,218,803	0.040
Common Stock:
Industrial and miscellaneous Publicly traded (Unaffiliated)	385,493,436	0.313	385,493,436	—	385,493,436	0.313
Industrial and miscellaneous Other (Unaffiliated)	126,314,707	0.103	126,314,707	—	126,314,707	0.103
Parent, subsidiaries and affiliates Publicly traded	—	—	—	—	—	—
Parent, subsidiaries and affiliates Other	—	—	—	—	—	—
Mutual funds	238,775,243	0.194	238,775,243	—	238,775,243	0.194
Unit investment trusts	—	—	—	—	—	—
Closed-end funds	—	—	—	—	—	—
Exchange traded funds	485,091,240	0.394	485,091,240	—	485,091,240	0.394
Total common stocks	1,235,674,626	1.004	1,235,674,626	—	1,235,674,626	1.005
Mortgage loans:
Farm mortgages	—	—	—	—	—	—
Residential mortgages	4,870,869	0.004	4,870,869	—	4,870,869	0.004
Commercial mortgages	15,057,718,950	12.240	15,057,718,950	—	15,057,718,950	12.243
Mezzanine real estate loans	481,623,690	0.392	481,623,690	—	481,623,690	0.392
Total valuation allowance	—	—	—	—	—	—
Total mortgage loans	15,544,213,509	12.636	15,544,213,509	—	15,544,213,509	12.639

82

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2—SUMMARY INVESTMENT SCHEDULE (continued)

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Real Estate:
Properties occupied by company	—	—	—	—	—	—
Properties held for production of income	93,448,989	0.076	93,448,989	—	93,448,989	0.076
Properties held for sale	—	—	—	—	—	—
Total real estate	93,448,989	0.076	93,448,989	—	93,448,989	0.076
Cash, cash equivalents and short-term investments:
Cash	(210,734,650)	(0.171)	(210,734,650)	—	(210,734,650)	(0.171)
Cash equivalents	4,485,047,955	3.646	4,485,047,958	—	4,485,047,958	3.647
Short-term investments	2,126,480,874	1.729	2,126,480,872	—	2,126,480,872	1.729
Total cash, cash equivalents and short-term investments	6,400,794,179	5.203	6,400,794,180	—	6,400,794,180	5.204
Contract loans	883,296,200	0.718	862,222,852	—	862,222,852	0.701
Derivatives	1,360,005,309	1.106	1,360,005,309	—	1,360,005,309	1.106
Other invested assets	3,316,159,880	2.696	3,311,608,253	—	3,311,608,253	2.693
Receivables for securities	9,801,295	0.008	9,801,295	—	9,801,295	0.008
Securities Lending	—	—	—	—	—	—
Other invested assets	306,127,919	0.249	306,127,919	—	306,127,919	0.249

Total invested assets	$123,015,606,850	100.000%	$122,989,981,876	—	$122,989,981,876	100.000%

*	Gross investment holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual.

83

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES

At and for the Year Ended December 31, 2022

NAIC Group Code: 0826	NAIC Company Code: 91596	EIN: 13-3044743

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1. Reporting entity’s total admitted assets as reported on Page 2 of this annual statement. $135,178,524,462

2. Ten largest exposures to a single issuer/borrower/investment.

Issuer	Description of Exposure	Amount	Total Admitted Assets
NEW YORK LIFE INS CO (MADISON CAPITAL FUNDING LLC)	Affiliated Bonds/Limited Partnership	$3,503,205,356	2.59%
WELLS FARGO	Bonds/Equity/Derivatives	$1,229,202,528	0.91%
JP MORGAN	Bonds/Equity/Derivatives	$1,043,613,415	0.77%
NYLIM HOLDINGS NOTE	Bonds	$762,000,000	0.56%
MORGAN STANLEY	Bonds/Equity/Derivatives	$745,952,116	0.55%
CITIGROUP	Bonds/Equity	$713,016,133	0.53%
GS MORTGAGE	Bonds	$696,779,745	0.52%
ISHARES IBOXX INVESTMENT GRADE CORPORATE BOND FUND ETF	Equity	$611,177,710	0.45%
MAPLETREE INVESTMENTS PTE LTD	Mortgage Loans	$476,000,000	0.35%
THE MACERICH COMPANY	Mortgage Loans	$442,460,791	0.33%

3. Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

Rating	Bonds	Percentage of Total Admitted Assets	Preferred Stocks		Percentage of Total Admitted Assets
NAIC – 1	$62,674,135,959	46.36%	P/RP - 1	$69,323	—%
NAIC – 2	$33,234,271,021	24.59%	P/RP - 2	$15,069,052	0.01%
NAIC – 3	$2,412,617,176	1.78%	P/RP - 3	$—	—%
NAIC – 4	$1,669,400,389	1.23%	P/RP - 4	$—	—%
NAIC – 5	$238,377,535	0.18%	P/RP - 5	$—	—%
NAIC – 6	$30,139,389	0.02%	P/RP - 6	$34,080,427	0.03%

84

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

4. Assets held in foreign investments:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes [ ] No [X]

If response to 4.01 above is Yes, responses are not required for interrogatories 5-10
Total admitted assets held in foreign investments	$15,986,879,856	11.83%
Foreign-currency-denominated investments	$—	—%
Insurance liabilities denominated in that same foreign currency	$—	—%
5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:
Countries rated NAIC-1	$15,395,227,353	11.39%
Countries rated NAIC-2	$396,046,897	0.29%
Countries rated NAIC-3 or below	$195,605,607	0.14%
6. Largest foreign investment exposures by country, categorized by NAIC sovereign rating:
Countries rated NAIC-1:
UNITED KINGDOM	$4,261,976,527	3.15%
CAYMAN ISLANDS	$3,932,552,494	2.91%
Countries rated NAIC-2:
MEXICO	$176,502,927	0.13%
INDONESIA	$44,823,440	0.03%
Countries rated NAIC-3 or below:
BARBADOS	$57,589,280	0.04%
COLOMBIA	$32,547,587	0.02%
7. Aggregate unhedged foreign currency exposure	$406,523,506	0.29%
8. Aggregate unhedged foreign currency exposure categorized by the country’s NAIC sovereign rating:
Countries rated NAIC-1:	$395,491,598	0.29%
Countries rated NAIC-2:	$9,042,890	0.01%
Countries rated NAIC-3 or below:	$1,989,018	0.00%
9. Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:
Countries rated NAIC-1:
LUXEMBOURG	$155,302,465	0.11%
UNITED KINGDOM	$112,807,599	0.08%
Countries rated NAIC-2:
ITALY	$4,931,077	—%
INDIA	$2,912,701	—%
Countries rated NAIC-3 or below:
BRAZIL	$969,124	—%
SOUTH AFRICA	$684,850	—%

85

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Issuer	NAIC Rating
BANCO SANTANDER SA	2.A FE	$148,047,955	0.11%
SMITH & NEPHEW PLC	2.B	$144,500,000	0.11%
STATNETT SF	1.F	$123,800,000	0.09%
TRITAX BIG BOX REIT PLC	2.A	$120,590,768	0.09%
MITSUBISHI UFJ FINANCIAL GROUP	1.G FE	$113,396,384	0.08%
GROSVENOR GROUP LTD	1.G IF	$113,553,801	0.08%
KERRY GRP PLC	2.A FE	$112,646,076	0.08%
INTERTEK GROUP PLC	2.A	$110,000,000	0.08%
LLOYDS BANKING GROUP PLC	1.G FE	$109,784,232	0.08%
ANGLIAN WATER GROUP LTD	1.G FE	$101,999,596	0.08%

11. Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 11.01 is Yes, detail is not required for the remainder of Interrogatory 11

12. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets?    Yes[X] No[ ]

If response to 12.01 is Yes, responses are not required for the remainder of Interrogatory 12

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets?

Yes [] No [X]

If response to 13.01 above is Yes, responses are not required for the remainder of Interrogatory 13

Issuer
MADISON CAPITAL FUNDING LLC	$1,316,387,456	0.97%
VANGUARD 500 INDEX FUND	$246,086,617	0.18%
SPDR S&P 500 ETF TRUST	$200,487,015	0.15%
CURZON CAPITAL PARTNERS 5 LONG-LIFE LP	$101,548,884	0.08%
BONAVISTA ENERGY CORP	$90,565,028	0.07%
STONE RIDGE HOLDING GROUP LP - PREFERRED SHARES	$87,210,000	0.06%
GOLDPOINT MEZZANINE PARTNERS IV, LP	$74,687,131	0.06%
MSSDF MEMBER LLC	$67,252,165	0.05%
FLYBRIDGE CAPITAL PARTNERS IV, L.P.	$61,590,937	0.05%
CANDRIAM WORLD ALTERNATIVE ALPHAMAX	$55,809,309	0.04%

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

14. Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets?    Yes [X] No [    ]

If response to 14.01 above is yes, responses are not required for 14.02 through 14.05.

Aggregate statement value of investments held in nonaffiliated, privately placed equities Largest three investments held in nonaffiliated, privately placed equities:

Ten largest fund managers:

Fund Manager	Total Invested	Diversified	Nondiversified
STONE RIDGE	$1,354,946,739	$—	$1,354,946,739
BLACKROCK ADVISORS, LLC	$835,837,927	$835,837,927	$—
CANDRIAM LUXEMBOURG	$251,868,501	$—	$251,868,501
THE VANGUARD GROUP, INC.	$246,086,617	$246,086,617	$—
STATE STREET GLOBAL ADVISORS	$200,487,015	$200,487,015	$—
APOGEM CAPITAL	$160,983,988	$—	$160,983,988
NYL INVESTORS LLC— REAL ESTATE INVESTORS	$131,697,485	$—	$131,697,485
MACKAY SHIELDS LLC	$74,923,052	$—	$74,923,052
FIDELITY MANAGEMENT & RESEARCH COMPANY	$66,000,100	$66,000,100	$—
WHITEHORSE	$51,196,747	$—	$51,196,747

15. Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets?    Yes [X] No [ ]

If response to 15.01 above is Yes responses are not required for the remainder of Interrogatory 15

16. Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 16.01 above is Yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

Type (Residential, Commercial, Agricultural)
COMMERCIAL	$405,500,000	0.30%
COMMERCIAL	$306,245,000	0.23%
COMMERCIAL	$257,133,167	0.19%
COMMERCIAL	$247,100,000	0.18%
COMMERCIAL	$236,500,920	0.17%
COMMERCIAL	$228,900,000	0.17%
COMMERCIAL	$228,335,053	0.17%
COMMERCIAL	$224,516,000	0.17%
COMMERCIAL	$219,484,000	0.16%
COMMERCIAL	$164,125,741	0.12%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Construction loans	$391,520,899	0.29%
Mortgage loans over 90 days past due	$—	—%
Mortgage loans in the process of foreclosure	$109,500,000	0.08%
Mortgage loans foreclosed	$44,158,245	0.03%
Restructured mortgage loans	$—	—%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
above 95%	$—	—%	$121,202,679	0.09%	$—	—%
91% to 95%	$—	—%	$109,500,000	0.08%	$—	—%
81% to 90%	$—	—%	$148,484,618	0.11%	$—	—%
71% to 80%	$—	—%	$976,660,618	0.72%	$—	—%
Below 70%	$4,870,870	—%	$14,183,494,724	10.49%	$—	—%

18. Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets                Yes [X] No [ ]

If response to 18.01 above is Yes, responses are not required for the remainder of Interrogatory 18

19. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in investment held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets                Yes [X] No [ ]

If response to 19.01 above is Yes, responses are not required for the remainder of Interrogatory 19

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

20. Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

	At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending agreements (do not include assets held as collateral for such transactions)	$739,877,475	0.55%	$674,931,920	$722,872,021	$759,419,303
Repurchase agreements	$—	—%	$—	$—	$—
Reverse repurchase agreements	$185,315,000	0.14%	$130,797,000	$130,787,000	$150,991,000
Dollar repurchase agreements	$—	—%	$823,725	$1,138,703	$—
Dollar reverse repurchase agreements	$—	—%	$—	$—	$—

21. Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written
Hedging	$124,846,670	0.09%	$—	—%
Income generation	$—	—%	$—	—%
Other	$—	—%	$—	—%

22. Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

	At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$153,623,145	0.11%	$134,617,570	$154,564,664	$150,325,328
Income generation	$—	—%	$—	$—	$—
Replications	$253,129,993	0.19%	$155,409,519	$204,751,226	$253,917,551
Other	$—	—%	$—	$—	$—

23. Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$4,147,057	—%	$318,360	$168,350	$184,200
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 4—SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS

At and for the Year Ended December 31, 2022

1.

Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) subject to A-791 that includes a provision, which limits the reinsurer’s assumption of significant risks identified as in A-791.

None

2.

Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.

None

3.	Ceded Reinsurance contracts containing features (except reinsurance contracts with a federal or state facility) described below which result in delays in payment in form or in fact:

a.

Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety (90) days of the settlement date (unless there is no activity during the period).

None

b.	Payment schedules, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity.

None

4.

Contracts for which the reporting entity has reflected reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk-transfer requirements of SSAP 61R, including any new assumption reinsurance contracts.

None

5.

Risk ceded which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statement, and either:

a.	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under U.S. generally accepted accounting principles (GAAP); or

None

b.	Accounted for that contract as reinsurance under U.S. GAAP and as a deposit under SAP. If yes, explain why the contract (s) is treated different for GAAP and SAP.

None

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